UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Money Market Fund as of January 31, 2009 (Unaudited)
Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests all of its investible assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $143,340,921 and the Fund owned 6.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Cash Management Fund as of January 31, 2009 (Unaudited)
Eaton Vance Cash Management Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests all of its investible assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $284,518,124 and the Fund owned 12.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Cash Management Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Asset-Backed Securities — 0.3%

Principal Amount
(000’s omitted)	Security	Value

$773	AMCAR, Series 2008-AF, Class A1, 2.694%, 6/12/09	$772,982
2,227	HAROT, Series 2008-1, Class A1, 2.916%, 7/20/09	2,226,636
2,917	HART, Series 2008-A, Class A1, 2.849%, 7/15/09	2,917,057

Total Asset-Backed Securities (amortized cost $5,916,675)		$5,916,675

Certificates of Deposit — 4.1%

Principal Amount
(000’s omitted)	Security	Value

$10,000	Abbey National Treasury Services, 0.606%, 2/13/09(1)	$10,000,000
20,000	Australia and New Zealand Banking Group, Ltd., 2.601%, 10/2/09(1)(2)	20,000,000
21,000	Bank of Ireland, Stamford, 0.786%, 3/3/09(1)	21,000,000
17,000	Barclays Bank PLC, NY, 0.836%, 3/12/09(1)	17,000,000
19,384	Royal Bank of Canada, NY, 1.053%, 4/16/09(1)	19,378,493
5,000	Royal Bank of Canada, NY, 5.29%, 2/2/09	5,000,302

Total Certificates of Deposit (amortized cost $92,378,795)		$92,378,795

Commercial Paper — 49.0%

Principal Amount
(000’s omitted)	Security	Value

Agricultural Services — 0.8%
$19,500	Cargill, Inc., 0.37%, 2/27/09(2)	$19,494,789

		$19,494,789

Banks and Money Services — 25.3%
$10,000	Abbey National, LLC, 0.35%, 3/2/09	$9,997,181
15,000	Alcon Capital Corp., 0.20%, 3/16/09(2)	14,996,417
14,000	Alcon Capital Corp., 0.40%, 2/2/09(2)	13,999,845
24,000	American Express Credit Corp., 0.45%, 2/26/09	23,992,500
20,000	American Express Credit Corp., 0.55%, 3/27/09	19,983,500
18,000	Australia and New Zealand Banking Group, Ltd., 0.45%, 4/14/09(2)	17,983,800
10,000	Australia and New Zealand Banking Group, Ltd., 0.80%, 4/14/09(2)	9,984,000
25,000	Bank of Ireland (The), 1.60%, 2/18/09(2)	24,981,111
25,000	Bank of Nova Scotia, 0.45%, 3/2/09	24,990,938
20,000	Bank of Nova Scotia, 0.79%, 2/11/09	19,995,611
11,189	BNP Paribas Finance, Inc., 0.50%, 2/23/09	11,185,581
25,000	BNP Paribas Finance, Inc., 0.77%, 2/27/09	24,986,097
25,000	BNP Paribas Finance, Inc., 0.858%, 4/30/09	24,947,567
20,000	CBA (DE) Finance, Inc., 0.53%, 4/15/09	19,978,505
14,000	Danske Corp., 0.43%, 2/27/09(2)	13,995,652
20,000	Danske Corp., 0.62%, 4/14/09(2)	19,975,200
12,000	Danske Corp., 0.90%, 3/30/09(2)	11,982,900
25,000	Danske Corp., 1.49%, 2/17/09(2)	24,983,444
17,000	ING (US) Funding, LLC, 0.35%, 2/18/09	16,997,190
25,000	ING (US) Funding, LLC, 0.58%, 4/20/09	24,968,583
12,000	ING (US) Funding, LLC, 1.01%, 3/6/09	11,988,890
17,239	JPMorgan Chase & Co., 0.25%, 2/2/09	17,238,880
25,000	JPMorgan Chase & Co., 0.37%, 3/10/09	24,990,493
17,000	Macquarie Bank Ltd., 1.583%, 4/21/09(1)(2)	17,000,000

1

Principal Amount
(000’s omitted)	Security	Value

10,000	Nestle Capital Corp., 0.65%, 2/5/09(2)	9,999,278
25,000	Nordea North America, Inc., 0.25%, 2/4/09	24,999,479
21,700	Nordea North America, Inc., 1.23%, 3/9/09	21,673,309
15,000	Societe Generale North America, Inc., 0.70%, 4/30/09	14,974,333
12,760	Societe Generale North America, Inc., 0.85%, 4/14/09	12,738,308
20,000	Societe Generale North America, Inc., 1.10%, 2/23/09	19,986,556
25,000	Unilever Capital Corp., 0.60%, 4/8/09(2)	24,972,500

		$575,467,648

Beverages — 1.8%
$13,500	Coca-Cola Co., 0.20%, 3/16/09(2)	$13,496,775
15,000	Coca-Cola Co., 0.26%, 4/23/09(2)	14,991,225
12,000	Coca-Cola Co., 0.29%, 4/2/09(2)	11,994,200

		$40,482,200

Chemicals — 1.8%
$15,000	Praxair, Inc., 0.22%, 2/25/09	$14,997,800
15,000	Praxair, Inc., 0.33%, 4/15/09	14,989,963
12,286	Praxair, Inc., 0.36%, 4/7/09	12,278,014

		$42,265,777

Computer — 3.0%
$23,250	Hewlett Packard Co., 0.32%, 3/10/09(2)	$23,242,353
15,000	Hewlett Packard Co., 0.40%, 3/5/09(2)	14,994,667
15,000	Hewlett Packard Co., 0.41%, 4/23/09(2)	14,986,162
15,000	Microsoft Corp., 0.15%, 3/5/09(2)	14,998,000

		$68,221,182

Diversified Manufacturing — 0.9%
$20,000	Honeywell International, 0.22%, 3/26/09(2)	$19,993,522

		$19,993,522

Electrical and Electronic Equipment — 2.6%
$25,000	General Electric Capital Corp., 0.25%, 3/9/09	$24,993,750
20,000	Southern Company, 0.30%, 3/18/09(2)	19,992,500
15,000	Southern Company, 0.35%, 4/15/09(2)	14,989,354

		$59,975,604

Household Products — 2.4%
$25,000	Procter and Gamble Co., 0.25%, 4/29/09(2)	$24,984,896
15,000	Procter and Gamble Co., 0.27%, 3/13/09(2)	14,995,500
14,000	Procter and Gamble Co., 0.37%, 4/13/09(2)	13,989,784

		$53,970,180

Machinery — 3.1%
$20,900	Eaton Corp., 0.35%, 2/27/09(2)	$20,894,717
25,000	Eaton Corp., 0.35%, 4/6/09(2)	24,984,445
25,000	Eaton Corp., 0.40%, 3/26/09(2)	24,985,278

		$70,864,440

Office Automation and Equipment — 1.3%
$15,000	Pitney Bowes, Inc., 0.12%, 2/13/09(2)	$14,999,400
15,000	Pitney Bowes, Inc., 0.13%, 3/2/09(2)	14,998,429

		$29,997,829

Oil and Gas-Equipment and Services — 4.7%
$15,000	Chevron Corp., 0.25%, 3/11/09	$14,996,042
15,000	Chevron Corp., 0.32%, 3/23/09	14,993,333
15,000	Chevron Corp., 0.80%, 2/3/09	14,999,333
20,000	ConocoPhillips Co., 0.25%, 2/11/09(2)	19,998,611
16,250	ConocoPhillips Co., 0.38%, 2/3/09(2)	16,249,657
25,000	ConocoPhillips Co., 0.38%, 2/25/09(2)	24,993,667

		$106,230,643

2

Principal Amount
(000’s omitted)	Security	Value

Telecommunications — 1.3%
$14,397	AT&T, Inc., 0.25%, 2/3/09(2)	$14,396,800
15,000	AT&T, Inc., 0.25%, 3/11/09(2)	14,996,042

		$29,392,842

Total Commercial Paper (amortized cost $1,116,356,656)		$1,116,356,656

Corporate Bonds & Notes — 12.2%

Principal Amount
(000’s omitted)	Security	Value

Banks and Money Services — 10.7%
$21,000	American Honda Finance Corp., MTN, 1.978%, 3/18/09(1)(3)	$21,000,000
12,000	American Honda Finance Corp., 2.989%, 5/5/09(1)(3)	12,000,000
7,250	Australia and New Zealand Banking Group, Ltd., 2.427%, 10/2/09(1)(3)	7,250,000
17,250	Bank of America Corp., 1.625%, 10/3/09(1)(3)	17,250,000
25,000	Citigroup Funding, Inc., MTN, 3.263%, 5/8/09(1)	24,999,023
7,400	Commonwealth Bank of Australia, MTN, 1.625%, 10/2/09(1)(3)	7,400,000
9,500	Goldman Sachs Group, Inc., 6.65%, 5/15/09	9,584,737
6,527	HSBC Finance Corp., 5.875%, 2/1/09	6,527,000
10,000	IBM International Group Capital, 2.389%, 9/25/09(1)(3)	10,000,000
18,500	ING Bank NV, 1.716%, 7/24/09(1)(3)	18,500,000
13,500	Merrill Lynch & Co., MTN, 4.018%, 5/20/09(1)	13,490,135
20,000	National Australia Bank, Ltd., 2.204%, 9/11/09(1)(3)	19,970,564
15,000	National Australia Bank, Ltd., 2.423%, 10/6/09(1)(3)	15,000,000
25,000	Rabobank Nederland NV, 2.578%, 10/9/09(1)(3)	25,000,000
20,000	Societe Generale North America, Inc., 2.62%, 9/4/09(1)(3)	20,000,000
15,000	Wells Fargo & Co., 2.096%, 9/15/09(1)	14,999,101

		$242,970,560

Electrical and Electronic Equipment — 0.6%
$14,500	General Electric Capital Corp., MTN, 2.281%, 8/31/09(1)	$14,500,809

		$14,500,809

Insurance — 0.9%
$21,350	MetLife Global Funding I, 1.668%, 8/7/09(1)(3)	$21,350,000

		$21,350,000

Total Corporate Bonds & Notes (amortized cost $278,821,369)		$278,821,369

U.S. Government Agency Obligations — 33.6%

Principal Amount
(000’s omitted)	Security	Value

	Federal Home Loan Bank:
$11,000	0.75%, 2/18/09(1)	$11,000,000
25,000	0.571%, 7/7/09(1)	25,000,000
35,000	Discount Note, 0.15%, 2/6/09	34,999,271
50,000	Discount Note, 0.01%, 2/9/09	49,999,889
25,000	Discount Note, 0.17%, 2/11/09	24,998,820
65,000	Discount Note, 0.07%, 3/25/09	64,993,428
25,000	Discount Note, 0.85%, 1/4/10	24,801,076

		$235,792,484

3

Principal Amount
(000’s omitted)	Security	Value

	Federal Home Loan Mortgage Corp.:
$14,400	Discount Note, 0.18%, 2/27/09	$14,398,128
100,000	Discount Note, 0.25%, 3/30/09	99,960,417
50,000	Discount Note, 0.31%, 3/30/09	49,975,458
7,000	Discount Note, 0.40%, 5/12/09	6,992,222
35,000	Discount Note, 0.39%, 5/28/09	34,956,017
6,000	Discount Note, 0.75%, 11/20/09	5,963,500

		$212,245,742

	Federal National Mortgage Association:
$23,000	1.024%, 7/28/09(1)	$23,048,997
50,000	Discount Note, 0.45%, 2/3/09	49,998,750
46,000	Discount Note, 0.25%, 2/18/09	45,994,570
50,000	Discount Note, 0.60%, 2/24/09	49,980,833
65,000	Discount Note, 0.20%, 2/27/09	64,990,611
50,000	Discount Note, 0.60%, 3/4/09	49,974,166
6,000	Discount Note, 0.32%, 4/8/09	5,996,480
12,969	Discount Note, 0.555%, 7/22/09	12,934,811
14,500	Discount Note, 0.90%, 1/15/10	14,373,850

		$317,293,068

Total U.S. Government Agency Obligations (amortized cost $765,331,294)		$765,331,294

Time Deposits — 0.8%

Principal Amount
(000’s omitted)	Security	Value

$18,335	BNP Paribas Finance, Inc., 0.28%, 2/2/09	$18,335,000

Total Time Deposits (amortized cost $18,335,000)		$18,335,000

Total Investments — 100.0% (amortized cost $2,277,139,789) (4)		$2,277,139,789

Other Assets, Less Liabilities — 0.0%		$708,023

Net Assets — 100.0%		$2,277,847,812

AMCAR	- AmeriCredit Automobile Receivables Trust

HAROT	- Honda Auto Receivables Owner Trust

HART	- Hyundai Auto Receivables Trust

MTN	- Medium Term Note

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(2)	A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $194,720,564 or 8.5% of the Portfolio’s net assets.

(4)	Cost for federal income taxes is the same.

4

The Portfolio did not have any open financial instruments at January 31, 2009.
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments
	Valuation Inputs	in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	2,277,139,789
Level 3	Significant Unobservable Inputs	—

Total		$2,277,139,789

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of January 31, 2009 (Unaudited)
Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2009, the Fund owned 1.2% of Tax-Managed Growth Portfolio’s outstanding interests, 8.0% of Tax-Managed Value Portfolio’s outstanding interests, 44.1% of Tax-Managed International Equity Portfolio’s outstanding interests, 45.7% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 58.6% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests, 26.8% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 54.3% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2009 is set forth below.

Investment in Affiliated Portfolios	Value	% of Net Assets

Tax-Managed Growth Portfolio (identified cost, $212,722,088)	$110,492,915	25.3%
Tax-Managed Value Portfolio (identified cost, $90,233,115)	$99,048,722	22.6%
Tax-Managed International Equity Portfolio (identified cost, $89,182,378)	$83,759,842	19.2%
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $41,094,237)	$48,127,297	11.0%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $34,460,409)	$32,809,130	7.5%
Tax-Managed Small-Cap Portfolio (identified cost, $43,839,250)	$35,100,848	8.0%
Tax-Managed Small-Cap Value Portfolio (identified cost, $30,750,447)	$28,956,136	6.6%

Total Investment in Affiliated Portfolios (identified cost, $542,281,924)	$438,294,890	100.2%

Other Assets, Less Liabilities	$(681,886)	(0.2)%

Net Assets	$437,613,004	100.0%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2009 and October 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Diversified Income Fund as of January 31, 2009 (Unaudited)
Eaton Vance Diversified Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2009, the Fund owned 5.2% of Boston Income Portfolio’s outstanding interests, 3.0% of Floating Rate Portfolio’s outstanding interests and 9.6% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2009 is set forth below.

Investment in Affiliated Portfolios	Value	% of Net Assets

Boston Income Portfolio (identified cost, $126,503,171)	$85,783,070	33.5%
Floating Rate Portfolio (identified cost, $128,305,983)	86,806,967	34.0%
Government Obligations Portfolio (identified cost, $81,084,318)	84,866,896	33.2%

Total Investment in Affiliated Portfolios (identified cost, $335,893,472)	$257,456,933	100.7%

Other Assets, Less Liabilities	$(1,746,911)	(0.7)%

Net Assets	$255,710,022	100.0%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2009 and October 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Dividend Income Fund as of January 31, 2009 (Unaudited)
Eaton Vance Dividend Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $302,040,934 and the Fund owned 94.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Income Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 92.8%

Security	Shares	Value
Aerospace & Defense — 6.7%
General Dynamics Corp.	117,300	$6,654,429
Lockheed Martin Corp.	82,800	6,792,912
Raytheon Co.	130,170	6,589,205
United Technologies Corp.	25,828	1,239,486

		$21,276,032

Auto Components — 0.6%
Johnson Controls, Inc.	156,327	$1,955,651

		$1,955,651

Capital Markets — 2.5%
Franklin Resources, Inc.	36,567	$1,770,574
Northern Trust Corp.	110,000	6,327,200

		$8,097,774

Chemicals — 0.5%
Potash Corp. of Saskatchewan, Inc.	20,000	$1,497,200

		$1,497,200

Commercial Services & Supplies — 2.2%
Waste Management, Inc.	230,000	$7,173,700

		$7,173,700

Computers & Peripherals — 2.9%
Hewlett-Packard Co.	60,000	$2,085,000
International Business Machines Corp.	79,781	7,311,929

		$9,396,929

Construction & Engineering — 0.4%
Fluor Corp.	32,000	$1,244,800

		$1,244,800

Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	135,000	$3,443,850

		$3,443,850

Diversified Telecommunication Services — 7.3%
AT&T, Inc.	126,880	$3,123,786
Deutsche Telekom AG	150,000	1,810,131
France Telecom SA	260,000	5,826,355
Koninklijke KPN N.V.	400,000	5,324,217
Telefonos de Mexico SA de CV ADR	62,130	1,100,322
Verizon Communications, Inc.	201,109	6,007,126

		$23,191,937

Electric Utilities — 8.4%
E.ON AG	121,018	$3,898,111
E.ON AG ADR	2	64
Endesa SA	120,000	3,695,879
FirstEnergy Corp.	112,500	5,623,875
Fortum Oyj	76,092	1,484,508
FPL Group, Inc.	120,000	6,186,000
Iberdrola SA	750,000	5,838,624

		$26,727,061

1

Security	Shares	Value
Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.	72,688	$4,561,899
Schlumberger, Ltd.	55,559	2,267,363

		$6,829,262

Food & Staples Retailing — 3.5%
CVS Caremark Corp.	150,000	$4,032,000
Wal-Mart Stores, Inc.	152,800	7,199,936

		$11,231,936

Food Products — 2.8%
Cadbury Schweppes PLC ADR	62,524	$2,019,525
Nestle SA	201,587	6,966,707

		$8,986,232

Gas Utilities — 1.9%
GDF Suez	156,000	$5,968,445

		$5,968,445

Health Care Equipment & Supplies — 1.8%
Covidien, Ltd.	152,400	$5,843,016

		$5,843,016

Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	136,400	$7,913,928

		$7,913,928

Household Products — 0.4%
Kimberly-Clark de Mexico SA de CV	362,500	$1,183,329

		$1,183,329

Industrial Conglomerates — 1.3%
Siemens AG	75,000	$4,223,399

		$4,223,399

Insurance — 5.9%
Chubb Corp.	153,000	$6,514,740
MetLife, Inc.	205,000	5,889,650
Travelers Companies, Inc. (The)	166,692	6,440,979

		$18,845,369

Media — 2.2%
Comcast Corp., Class A	272,080	$3,985,972
Vivendi	111,855	2,881,458

		$6,867,430

Metals & Mining — 2.3%
BHP Billiton, Ltd. ADR	135,000	$5,067,900
Compass Minerals International, Inc.	38,900	2,340,613

		$7,408,513

Multiline Retail — 1.0%
Target Corp.	103,817	$3,239,090

		$3,239,090

Oil, Gas & Consumable Fuels — 13.0%
BP PLC ADR	130,000	$5,521,100
Chevron Corp.	88,400	6,233,968
ENI SpA	335,000	7,085,677
Exxon Mobil Corp.	103,529	7,917,898
Occidental Petroleum Corp.	131,160	7,154,778
Total SA ADR	150,260	7,479,943

		$41,393,364

2

Security	Shares	Value
Pharmaceuticals — 12.9%
AstraZeneca PLC	200,000	$7,706,891
Johnson & Johnson	116,785	6,737,327
Merck & Co., Inc.	259,967	7,422,058
Novartis AG ADR	149,000	6,147,740
Pfizer, Inc.	400,000	5,832,000
Schering-Plough Corp.	406,720	7,142,003

		$40,988,019

Road & Rail — 0.7%
Canadian Pacific Railway, Ltd.	70,000	$2,118,200

		$2,118,200

Tobacco — 3.9%
Imperial Tobacco Group PLC	235,000	$6,425,963
Philip Morris International, Inc.	161,845	6,012,542

		$12,438,505

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC	3,500,000	$6,500,643

		$6,500,643

Total Common Stocks (identified cost $345,201,557)		$295,983,614

Short-Term Investments — 6.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(1)	21,019	$21,018,664

Total Short-Term Investments (identified cost $21,018,664)		$21,018,664

Total Investments — 99.4% (identified cost $366,220,221)		$317,002,278

Other Assets, Less Liabilities — 0.6%		$1,878,487

Net Assets — 100.0%		$318,880,765

ADR	- American Depository Receipt

(1)
Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $48,326.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	65.6%	$209,229,945
United Kingdom	8.8	28,174,123
France	7.0	22,156,200
Switzerland	4.1	13,114,447
Germany	3.1	9,931,706
Spain	3.0	9,534,503
Italy	2.2	7,085,677
Netherlands	1.7	5,324,217
Australia	1.6	5,067,900
Canada	1.1	3,615,400
Mexico	0.7	2,283,652
Finland	0.5	1,484,508

Total	99.4%	$317,002,278

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$369,628,655

Gross unrealized appreciation	$2,596,296
Gross unrealized depreciation	(55,222,673)

Net unrealized depreciation	$(52,626,377)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$251,427,293
Level 2	Other Significant Observable Inputs	65,574,985
Level 3	Significant Unobservable Inputs	—

Total		$317,002,278

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Emerging Markets Local Income Fund as of January 31, 2009 (Unaudited)
Eaton Vance Emerging Markets Local Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests all of its investable assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $1,560,342 and the Fund owned 2.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Foreign Government Bonds — 66.8%

Security		Principal Amount	U.S. $ Value

Brazil — 9.7%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	386,238	$156,591
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	1,610,653
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,842,000	1,577,670
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	1,670,267
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	1,975,000	728,373
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	237,511

Total Brazil (identified cost $7,262,935)			$5,981,065

Colombia — 3.3%
Republic of Colombia, 9.85%, 6/28/27	COP	1,800,000,000	$825,882
Republic of Colombia, 12.00%, 10/22/15	COP	2,500,000,000	1,205,986

Total Colombia (identified cost $2,090,820)			$2,031,868

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	85,982,676	$63,529
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	12,402,113	8,994

Total Costa Rica (identified cost $100,071)			$72,523

Egypt — 0.4%
Arab Republic of Egypt, 8.75%, 7/18/12(4)	EGP	1,690,000	$265,652

Total Egypt (identified cost $295,704)			$265,652

Georgia — 0.9%
Republic of Georgia, 7.50%, 4/15/13	USD	880,000	$575,080

Total Georgia (identified cost $669,227)			$575,080

Ghana — 0.5%
Ghana Government Bond, 13.00%, 8/2/10(5)	GHS	470,000	$317,807

Total Ghana (identified cost $503,347)			$317,807

Hungary — 7.6%
Hungary Government Bond, 6.50%, 8/12/09	HUF	433,000,000	$1,827,907
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,094,599
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	532,118
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,265,545

Total Hungary (identified cost $6,675,948)			$4,720,169

Indonesia — 3.5%
Indonesia Government, 9.00%, 9/15/18	IDR	7,400,000,000	$545,935
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	872,066
Indonesia Government, 11.00%, 11/15/20	IDR	7,910,000,000	646,204
Republic of Indonesia, 6.875%, 1/17/18	USD	100,000	77,625

Total Indonesia (identified cost $2,791,598)			$2,141,830

1

Security		Principal Amount	U.S. $ Value

Ivory Coast — 0.1%
Ivory Coast, 4.00%, 3/31/28	USD	75,000	$29,317

Total Ivory Coast (identified cost $26,616)			$29,317

Malaysia — 11.8%
Malaysian Government, 3.756%, 4/28/11	MYR	10,900,000	$3,097,011
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	4,195,511

Total Malaysia (identified cost $7,238,906)			$7,292,522

Mexico — 3.9%
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN	29,210,000	$2,415,493

Total Mexico (identified cost $2,931,983)			$2,415,493

Peru — 3.6%
Peru Bond Soberano, 7.84%, 8/12/20	PEN	1,000,000	$329,302
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	1,100,000	345,398
Republic of Peru, 6.90%, 8/12/37(4)	PEN	2,367,000	688,322
Republic of Peru, 8.60%, 8/12/17	PEN	1,075,000	371,889
Republic of Peru, 12.25%, 8/10/11	PEN	1,320,000	470,129

Total Peru (identified cost $2,387,226)			$2,205,040

Poland — 6.4%
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	$573,181
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,000,344
Poland Government Bond, 5.75%, 9/23/22	PLN	3,420,000	968,304
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	676,384
Poland Government Bond, 6.25%, 10/24/15	PLN	2,560,000	768,832

Total Poland (identified cost $5,501,442)			$3,987,045

Slovakia — 3.2%
Slovak Republic, 4.90%, 2/5/10	EUR	965,945	$1,268,116
Slovak Republic, 5.30%, 5/12/19	EUR	560,979	736,067

Total Slovakia (identified cost $1,990,158)			$2,004,183

Thailand — 7.4%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$651,920
Kingdom of Thailand, 5.125%, 3/13/18	THB	121,500,000	3,923,673

Total Thailand (identified cost $4,532,079)			$4,575,593

Turkey — 3.8%
Republic of Turkey, 6.875%, 3/17/36	USD	25,000	$20,482
Turkey Government Bond, 0.00%, 2/4/09	TRY	3,800,000	2,312,491

Total Turkey (identified cost $3,012,868)			$2,332,973

Uruguay — 0.6%
Republic of Uruguay, 5.00%, 9/14/18(6)	UYU	12,500,013	$378,036
Republic of Uruguay, 7.875%, 1/15/33	USD	25,000	21,086

Total Uruguay (identified cost $549,632)			$399,122

Total Foreign Government Bonds (identified cost $48,560,560)			$41,347,282

2

Foreign Corporate Bonds — 0.3%

Security		Principal Amount	U.S. $ Value

Kazakhstan — 0.3%
Kazkommerts International, 7.875%, 4/7/14	USD	300,000	$168,000

Total Kazakhstan (identified cost $243,150)			$168,000

Total Foreign Corporate Bonds (identified cost $243,150)			$168,000

Mortgage-Backed Securities — 20.4%

Security	Principal Amount	U.S. $ Value

Mortgage Pass-Throughs — 20.4%
Federal Home Loan Mortgage Corp.:
6.50% with maturity at 2024	$6,847,806	$7,276,903

		$7,276,903

Federal National Mortgage Association:
5.10% with maturity at 2035(7)	1,974,991	$1,996,619
5.50% with maturity at 2017	1,533,391	1,582,506
6.50% with maturity at 2017(8)	1,734,735	1,809,255

		$5,388,380

Total Mortgage Pass-Throughs (identified cost $12,528,648)		$12,665,283

Total Mortgage-Backed Securities (identified cost $12,528,648)		$12,665,283

Short-Term Investments — 11.3%
Foreign Government Securities — 0.2%

Security		Principal Amount	U.S. $ Value

Iceland — 0.2%
Republic of Iceland, 0.00%, 3/20/09	ISK	14,021,000	$79,210
Republic of Iceland, 8.50%, 6/12/09	ISK	12,089,000	68,462

Total Iceland (identified cost $175,763)			$147,672

Total Foreign Government Securities (identified cost $175,763)			$147,672

Other Securities — 11.1%

	Interest
Description	(000’s omitted)	U.S. $ Value

Cash Management Portfolio, 0.23%(9)	$6,860	$6,859,674

Total Other Securities (identified cost $6,859,674)		$6,859,674

Total Short-Term Investments (identified cost $7,035437)		$7,007,346

Total Investments — 98.8% (identified cost $68,367,795)		$61,187,911

Other Assets, Less Liabilities — 1.2%		$750,279

Net Assets — 100.0%		$61,938,190

BRL	- Brazilian Real

COP	- Colombian Peso

CRC	- Costa Rican Colon

EGP	- Egyptian Pound

EUR	- Euro

GHS	- Ghanaian Cedi

HUF	- Hungarian Forint

3

IDR	- Indonesian Rupiah

ISK	- Icelandic Krona

MXN	- Mexican Peso

MYR	- Malaysian Ringgit

PEN	- Peruvian New Sol

PLN	- Polish Zloty

THB	- Thai Baht

TRY	- New Turkish Lira

USD	- United States Dollar

UYU	- Uruguayan Peso

(1)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 218,000 and the current face is BRL 386,238.

(2)	Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 72,100,000 and the current face is CRC 85,982,676.

(3)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000 and the current face is CRC 12,402,113.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $953,974 or 1.5% of the Portfolio’s net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Bond pays a coupon of 5.00% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. Original face of the bond is UYU 10,440,000 and the current face is UYU 12,500,013.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(8)	Security (or portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $16,284.

4

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)

2/17/09	Australian Dollar	United States Dollar
	470,000	320,559	$22,245
2/03/09	Croatia Kuna	Euro
	444,900	59,626	(1,038)
2/03/09	Czech Republic Koruna	Euro
	3,010,000	107,594	(472)
2/03/09	Czech Republic Koruna	Euro
	7,000,000	256,421	6,843
2/17/09	Czech Republic Koruna	Euro
	10,010,000	358,627	(424)
2/04/09	Romanian Leu	Euro
	1,120,000	258,750	(2,489)
2/11/09	Romanian Leu	Euro
	550,296	127,649	(110)
2/05/09	Romanian Leu	Euro
	1,270,000	297,598	2,697
2/27/09	Euro	United States Dollar
	643,000	850,239	27,245
2/05/09	Israeli Shekel	United States Dollar
	1,190,000	305,293	12,925
2/27/09	Malaysian Ringgit	United States Dollar
	5,274,000	1,456,866	(3,442)
2/09/09	Peruvian New Sol	United States Dollar
	1,100,000	372,376	27,123
2/17/09	Peruvian New Sol	United States Dollar
	519,500	163,880	1,104
2/23/09	Philippine Peso	United States Dollar
	15,200,000	319,489	(280)
4/23/09	Russian Rouble	United States Dollar
	8,930,000	248,747	16,927
2/17/09	Singapore Dollar	United States Dollar
	490,000	329,323	4,798
2/27/09	Singapore Dollar	United States Dollar
	450,000	298,045	54
2/26/09	Taiwan Dollar	United States Dollar
	12,960,000	392,371	8,227
3/12/09	Taiwan Dollar	United States Dollar
	6,200,000	184,826	1,231
4/15/09	Taiwan Dollar	United States Dollar
	33,800,000	1,014,497	13,609
4/21/09	Taiwan Dollar	United States Dollar
	4,200,000	125,168	797
4/30/09	Taiwan Dollar	United States Dollar
	11,340,000	335,761	(40)

			$137,530

5

  Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)

3/03/09	Brazilian Real	United States Dollar
	1,671,000	726,775	$(12,977)
2/09/09	Chilean Peso	United States Dollar
	1,088,650,345	1,714,950	48,091
2/09/09	Colombian Peso	United States Dollar
	1,742,981,275	789,751	(75,005)
2/09/09	Colombian Peso	United States Dollar
	590,000,000	242,300	(358)
2/26/09	Colombian Peso	United States Dollar
	935,300,000	416,485	(34,277)
2/03/09	Czech Republic Koruna	Euro
	10,010,000	358,781	329
2/05/09	Euro	United States Dollar
	769,055	994,772	(10,105)
2/17/09	Hungarian Forint	United States Dollar
	145,300,000	629,471	(5,998)
2/04/09	Hungarian Forint	Euro
	120,706,974	420,582	(19,110)
3/03/09	Indonesian Rupiah	United States Dollar
	38,680,000,000	3,362,017	(7,290)
2/05/09	Mexican Peso	United States Dollar
	929,544	66,429	(1,745)
2/13/09	Mexican Peso	United States Dollar
	56,410,000	3,975,895	(57,552)
2/04/09	New Turkish Lira	United States Dollar
	6,527,560	3,895,423	74,183
2/17/09	Peruvian New Sol	United States Dollar
	790,000	251,592	(4,060)
2/05/09	Polish Zloty	United States Dollar
	1,100,000	319,181	(3,440)
2/05/09	Polish Zloty	United States Dollar
	1,020,837	340,711	(47,693)
2/12/09	Polish Zloty	Euro
	370,000	84,837	(2,473)
2/11/09	Polish Zloty	Euro
	7,128,000	1,710,583	(145,056)
2/09/09	Russian Rouble	United States Dollar
	17,045,000	504,290	(30,604)
2/04/09	South African Rand	United States Dollar
	3,320,000	325,849	(690)
2/04/09	South African Rand	United States Dollar
	37,222,394	3,757,181	(111,643)
2/12/09	South African Rand	United States Dollar
	6,976,167	693,870	(12,175)
2/06/09	Thai Baht	United States Dollar
	7,900,000	224,751	1,085

			$(458,563)

6

At January 31, 2009, closed forward currency purchases and sales excluded above amounted to a receivable of $47,736 and a payable of $54,245.
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation

3/09	6 FTSE/JSE Top 40 Index	Short	$(120,552)	$(109,320)	$11,232
3/09	8 Mexico Bolsa Index	Short	(121,370)	(108,964)	12,406

					$23,638

Descriptions of the underlying instruments to Futures Contracts:
•	FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

•	Mexico Bolsa Index: Mexico Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican stock exchange.
Interest Rate Swaps

	Notional
	Amount	Portfolio
	(000’s	Pays/Receives		Annual	Termination	Net Unrealized
Counterparty	omitted)	Floating Rate	Floating Rate Index	Fixed Rate	Date	Appreciation
JPMorgan Chase, N.A.	BRL 1,272	Pay	3-month LIBOR	12.83%	12/30/11	$19,810
Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	202,062
JPMorgan Chase, N.A.	ZAR 36,500	Pay	3-month LIBOR	9.05	10/12/15	174,036

						$395,908

BRL — Brazilian Real
MXN — Mexican Peso
ZAR  — South African Rand

7

Credit Default Swaps
The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
At January 31, 2009, the Portfolio had the following credit default swap contracts outstanding:
Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual		Market	Net Unrealized
		(000’s	Fixed	Termination	Annual	Appreciation
Reference Entity	Counterparty	omitted)	Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$300	5.25%	11/20/09	2.30%	$11,204
Iceland	Barclays Bank PLC	200	1.88	3/20/18	8.68	(62,583)
Iceland	JPMorgan Chase Bank	300	1.70	3/20/18	8.68	(96,438)
Iceland	JPMorgan Chase Bank	500	1.75	3/20/18	8.68	(159,544)
Iceland	JPMorgan Chase Bank	100	1.90	3/20/18	8.68	(31,197)
Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	7.45	(60,672)
Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	7.45	(56,597)

8

		Notional	Contract		Current
		Amount*	Annual		Market	Net Unrealized
		(000’s	Fixed	Termination	Annual	Appreciation
Reference Entity	Counterparty	omitted)	Rate**	Date	Fixed Rate***	(Depreciation)
Kazakhstan	Citigroup Global Markets	$300	8.00%	10/20/09	11.54%	$(56)
Kazakhstan	Barclays Bank PLC	300	9.75	11/20/09	11.54	4,089
Latvia	Credit Suisse First Boston	100	9.00	12/20/13	8.12	4,253
Latvia	Barclays Bank PLC	200	8.50	12/20/13	8.12	4,771
Latvia	Barclays Bank PLC	200	8.20	12/20/13	8.12	2,604
Peru	Citigroup Global Markets	300	2.00	9/20/11	3.03	(5,307)
Peru	Citigroup Global Markets	100	2.90	10/20/13	3.51	(1,562)

						$(447,035)

Credit Default Swaps — Buy Protection

		Notional	Contract
		Amount	Annual
		(000’s	Fixed	Termination	Net Unrealized
Reference Entity	Counterparty	omitted)	Rate**	Date	Appreciation
Austria	Barclays Bank PLC	$300	0.44%	12/20/13	$13,247
Austria	Barclays Bank PLC	200	1.42	3/20/14	261
Kazakhstan	Barclays Bank PLC	300	2.43	9/20/13	60,479
Turkey	Barclays Bank PLC	1,190	2.12	1/20/13	$83,885

					$157,872

* If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,300,000.
** The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
*** Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

9

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Portfolio Pays	Portfolio Receives	Net Unrealized Depreciation
JPMorgan Chase, N.A.	$101,071	7/23/09	1-month USD- LIBOR-BBA + 50bp	Total Return on JPMorgan Abu Dhabi Index	$(1,054)

					$(1,054)

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,511,409

Gross unrealized appreciation	$424,497
Gross unrealized depreciation	(7,747,995)

Net unrealized depreciation	$(7,323,498)

10

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	Quoted Prices	$6,859,674	$23,638
Level 2	Other Significant Observable Inputs	54,010,430	(215,342)
Level 3	Significant Unobservable Inputs	317,807	—

Total		$61,187,911	$(191,704)

*	Other financial instruments include forward foreign currency exchange contracts, futures contracts and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

11

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of October 31, 2008	$560,211
Realized gains (losses)	(31,336)
Change in net unrealized appreciation (depreciation)	(29,987)
Net purchases (sales)	(181,081)
Accrued discount (premium)	—
Net transfer to (from) Level 3	—

Balance as of January 31, 2009	$317,807

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models.
Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer, and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.
        .

12

Eaton Vance Large-Cap Core Research Fund	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 93.0%

Security	Shares	Value
Aerospace & Defense — 5.0%
Boeing Co. (The)	1,125	$47,599
General Dynamics Corp.	2,677	151,866
Lockheed Martin Corp.	1,696	139,140
Raytheon Co.	2,586	130,903
United Technologies Corp.	2,859	137,203

		$606,711

Auto Components — 0.3%
Johnson Controls, Inc.	2,896	$36,229

		$36,229

Beverages — 3.1%
Coca-Cola Co. (The)	3,262	$139,353
PepsiCo, Inc.	4,699	236,031

		$375,384

Biotechnology — 3.2%
Amgen, Inc.(1)	2,174	$119,244
Biogen Idec, Inc.(1)	1,947	94,722
Celgene Corp.(1)	1,651	87,420
Gilead Sciences, Inc.(1)	1,753	89,000

		$390,386

Capital Markets — 2.2%
Goldman Sachs Group, Inc.	536	$43,271
Invesco, Ltd.	2,214	26,103
Julius Baer Holding AG	400	11,862
Northern Trust Corp.	1,768	101,695
State Street Corp.	2,159	50,240
T. Rowe Price Group, Inc.	1,289	35,551

		$268,722

Chemicals — 1.5%
Air Products and Chemicals, Inc.	1,440	$72,432
Monsanto Co.	856	65,107
Praxair, Inc.	754	46,944

		$184,483

Commercial Banks — 1.6%
BB&T Corp.	669	$13,240
PNC Financial Services Group, Inc.	412	13,398
Wells Fargo & Co.	9,197	173,823

		$200,461

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	2,936	$91,574

		$91,574

Communications Equipment — 3.2%
Cisco Systems, Inc.(1)	14,323	$214,415
QUALCOMM, Inc.	5,014	173,234

		$387,649

1

Security	Shares	Value
Computers & Peripherals — 5.0%
Hewlett-Packard Co.	8,145	$283,039
International Business Machines Corp.	3,554	325,724

		$608,763

Construction & Engineering — 0.4%
Fluor Corp.	1,251	$48,664

		$48,664

Consumer Finance — 0.4%
Capital One Financial Corp.	769	$12,181
Discover Financial Services	4,829	34,527

		$46,708

Diversified Consumer Services — 0.5%
H&R Block, Inc.	2,990	$61,983

		$61,983

Diversified Financial Services — 2.2%
Bank of America Corp.	7,834	$51,548
Citigroup, Inc.	5,334	18,936
JPMorgan Chase & Co.	7,817	199,412

		$269,896

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	5,234	$128,861
Verizon Communications, Inc.	4,531	135,341

		$264,202

Electric Utilities — 2.3%
E.ON AG	1,129	$36,366
Edison International	3,290	107,155
FirstEnergy Corp.	2,788	139,372

		$282,893

Electrical Equipment — 1.1%
Emerson Electric Co.	4,166	$136,228

		$136,228

Energy Equipment & Services — 0.2%
Schlumberger, Ltd.	585	$23,874

		$23,874

Food & Staples Retailing — 2.6%
CVS Caremark Corp.	3,010	$80,909
Kroger Co. (The)	2,143	48,217
Safeway, Inc.	661	14,165
Wal-Mart Stores, Inc.	3,763	177,313

		$320,604

Food Products — 1.4%
Nestle SA ADR	4,878	$168,047

		$168,047

Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	1,861	$109,148
Becton, Dickinson and Co.	819	59,517
Boston Scientific Corp.(1)	9,549	84,700
Covidien, Ltd.	1,972	75,606
Medtronic, Inc.	2,494	83,524
St. Jude Medical, Inc.(1)	1,171	42,589

		$455,084

Health Care Providers & Services — 2.3%
Aetna, Inc.	1,783	$55,273

2

Security	Shares	Value
CIGNA Corp.	1,401	$24,321
DaVita, Inc.(1)	768	36,096
Fresenius Medical Care AG & Co. KGaA ADR	1,287	57,606
UnitedHealth Group, Inc.	3,828	108,447

		$281,743

Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	2,310	$37,676
McDonald’s Corp.	2,318	134,490

		$172,166

Household Durables — 0.2%
Pulte Homes, Inc.	2,827	$28,694

		$28,694

Household Products — 3.3%
Clorox Co. (The)	1,857	$93,129
Colgate-Palmolive Co.	2,151	139,901
Procter & Gamble Co.	3,139	171,075

		$404,105

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.(1)	2,450	$57,232

		$57,232

Industrial Conglomerates — 1.4%
3M Co.	1,208	$64,978
General Electric Co.	9,159	111,099

		$176,077

Insurance — 3.0%
ACE, Ltd.	1,816	$79,287
Chubb Corp.	1,524	64,892
MetLife, Inc.	3,687	105,928
Travelers Cos., Inc. (The)	2,913	112,558

		$362,665

Internet Software & Services — 1.4%
Akamai Technologies, Inc.(1)	876	$11,808
Google, Inc., Class A(1)	479	162,156

		$173,964

IT Services — 1.2%
Accenture, Ltd., Class A	1,643	$51,853
Lender Processing Services, Inc.	1,085	28,123
MasterCard, Inc., Class A	486	65,989

		$145,965

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	1,494	$53,679

		$53,679

Machinery — 2.0%
Danaher Corp.	1,998	$111,748
Illinois Tool Works, Inc.	3,880	126,721

		$238,469

Media — 2.6%
Comcast Corp., Class A	5,589	$81,879
DIRECTV Group (The)(1)	862	18,878
Time Warner, Inc.	7,378	68,837
Vivendi SA	3,611	93,022
Walt Disney Company (The)	2,339	48,371

		$310,987

3

Security	Shares	Value
Metals & Mining — 0.7%
BHP Billiton, Ltd. ADR	938	$35,213
Cliffs Natural Resources, Inc.	544	12,604
Nucor Corp.	1,022	41,687

		$89,504

Multiline Retail — 0.4%
Target Corp.	1,509	$47,081

		$47,081

Multi-Utilities — 1.8%
CMS Energy Corp.	6,958	$81,756
Public Service Enterprise Group, Inc.	4,266	134,678

		$216,434

Oil, Gas & Consumable Fuels — 12.4%
Anadarko Petroleum Corp.	1,740	$63,928
Chevron Corp.	4,003	282,292
ConocoPhillips	2,526	120,061
Devon Energy Corp.	1,551	95,542
Exxon Mobil Corp.	7,857	600,903
Hess Corp.	1,209	67,232
Occidental Petroleum Corp.	1,896	103,427
Peabody Energy Corp.	1,007	25,175
Range Resources Corp.	2,115	75,802
Southwestern Energy Co.(1)	1,482	46,905
XTO Energy, Inc.	999	37,053

		$1,518,320

Pharmaceuticals — 6.6%
Abbott Laboratories	2,684	$148,801
Bristol-Myers Squibb Co.	4,624	99,000
Johnson & Johnson	1,466	84,574
Merck & Co., Inc.	4,243	121,138
Novartis AG ADR	948	39,114
Pfizer, Inc.	11,120	162,130
Schering-Plough Corp.	2,955	51,890
Shire PLC ADR	1,231	53,758
Teva Pharmaceutical Industries, Ltd. ADR	1,076	44,600

		$805,005

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	635	$32,919
Boston Properties, Inc.	675	29,227
Simon Property Group, Inc.	779	33,481

		$95,627

Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV	5,545	$91,714
Broadcom Corp., Class A(1)	3,557	56,378

		$148,092

Software — 3.1%
McAfee, Inc.(1)	1,644	$50,126
Microsoft Corp.	13,068	223,463
Oracle Corp.(1)	6,145	103,420

		$377,009

Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A	1,767	$31,541
Bed Bath & Beyond, Inc.(1)	472	10,965
Best Buy Co., Inc.	1,516	42,478
Home Depot, Inc.	1,720	37,032
Staples, Inc.	1,875	29,887
TJX Companies, Inc. (The)	973	18,896

		$170,799

4

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
Nike, Inc., Class B	561	$25,385

		$25,385

Tobacco — 1.4%
Philip Morris International, Inc.	4,623	$171,744

		$171,744

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	1,747	$49,196

		$49,196

Total Common Stocks (identified cost $13,843,292)		$11,348,487

Short-Term Investments — 7.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(2)	$921	$921,430

Total Short-Term Investments (identified cost $921,430)		$921,430

Total Investments — 100.6% (identified cost $14,764,722)		$12,269,917

Other Assets, Less Liabilities — (0.6)%		$(69,767)

Net Assets — 100.0%		$12,200,150

ADR	–	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $1,820.

5

The Fund did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,852,003

Gross unrealized appreciation	$19,202
Gross unrealized depreciation	(2,601,288)

Net unrealized depreciation	$(2,582,086)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$12,128,667
Level 2	Other Significant Observable Inputs	141,250
Level 3	Significant Unobservable Inputs	—

Total		$12,269,917

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Floating-Rate Fund as of January 31, 2009 (Unaudited)
Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests all of its investable assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $1,788,069,179 and the Fund owned approximately 61.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of January 31, 2009 (Unaudited)
Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2009, the Fund owned 17.1% of Floating Rate Portfolio’s outstanding interests and 11.3% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2009 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $749,220,098)	$494,701,797	91.2%

High Income Opportunities Portfolio (identified cost, $83,291,487)	$51,958,684	9.6%

Total Investments in Affiliated Portfolios (identified cost, $832,511,585)	$546,660,481	100.8%

Other Assets, Less Liabilities	$(4,184,437)	(0.8)%

Net Assets	$542,476,044	100.0%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
     Level 1 – quoted prices in active markets for identical investments
     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2009, the Fund's investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at
1-800-262-1122.

Floating Rate Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 96.4%(1)

Principal
Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
	AWAS Capital, Inc.
6,618,529	Term Loan, 3.25%, Maturing March 22, 2013	$4,048,336
	CACI International, Inc.
5,008,628	Term Loan, 2.34%, Maturing May 3, 2011	4,645,503
	DAE Aviation Holdings, Inc.
574,468	Term Loan, 4.42%, Maturing July 31, 2014	272,872
566,308	Term Loan, 4.92%, Maturing July 31, 2014	268,996
	Evergreen International Aviation
6,528,027	Term Loan, 9.00%, Maturing October 31, 2011	3,818,896
	Hawker Beechcraft Acquisition
12,485,894	Term Loan, 3.46%, Maturing March 26, 2014	6,922,729
849,135	Term Loan, 3.46%, Maturing March 26, 2014	470,798
	Hexcel Corp.
6,128,722	Term Loan, 4.48%, Maturing March 1, 2012	5,393,275
	IAP Worldwide Services, Inc.
3,303,486	Term Loan, 8.25%, Maturing December 30, 2012(6)	1,789,389
	PGS Solutions, Inc.
1,919,717	Term Loan, 4.41%, Maturing February 14, 2013	1,295,809
	Spirit AeroSystems, Inc.
3,777,422	Term Loan, 2.91%, Maturing December 31, 2011	3,371,349
	TransDigm, Inc.
9,650,000	Term Loan, 3.50%, Maturing June 23, 2013	8,443,750
	Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 2.91%, Maturing December 22, 2009(2)	7,050,000
6,227,118	Term Loan, 2.91%, Maturing December 17, 2011	4,784,500
2,666,667	Term Loan, 2.94%, Maturing December 17, 2011	1,773,333
1,990,600	Term Loan, 7.50%, Maturing December 22, 2011	1,597,457

		$55,946,992

Air Transport — 0.6%
	Delta Air Lines, Inc.
8,514,000	Term Loan, 2.32%, Maturing April 30, 2012	$5,772,492
5,458,438	Term Loan - Second Lien, 3.69%, Maturing April 30, 2014	2,774,055
	Northwest Airlines, Inc.
11,758,158	DIP Loan, 2.39%, Maturing August 21, 2009	9,935,644

		$18,482,191

Automotive — 3.5%
	Accuride Corp.
8,954,274	Term Loan, 3.94%, Maturing January 31, 2012	$6,395,912
	Adesa, Inc.
21,183,104	Term Loan, 3.22%, Maturing October 18, 2013	14,319,778
	Allison Transmission, Inc.
6,767,399	Term Loan, 3.17%, Maturing September 30, 2014	4,425,399
	Chrysler Financial
4,477,330	Term Loan, 6.00%, Maturing August 1, 2014	2,731,171
	CSA Acquisition Corp.
1,911,778	Term Loan, 4.00%, Maturing December 23, 2011	790,201
2,588,209	Term Loan, 4.00%, Maturing December 23, 2011	1,069,792
2,316,721	Term Loan, 4.00%, Maturing December 23, 2012	926,688
	Dayco Products, LLC
8,179,702	Term Loan, 6.55%, Maturing June 21, 2011	2,760,650

1

Principal
Amount*		Borrower/Tranche Description	Value
		Federal - Mogul Corp.
	9,977,396	Term Loan, 2.36%, Maturing December 27, 2014	$4,789,150
	7,894,747	Term Loan, 2.30%, Maturing December 27, 2015	3,789,478
		Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 6.97%, Maturing February 15, 2012	793,941
		Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	3,300,000
	7,016,566	Term Loan, 5.00%, Maturing December 15, 2013	2,556,661
		Fraikin, Ltd.
GBP	1,392,962	Term Loan, 4.33%, Maturing February 15, 2012(2)	1,160,741
GBP	1,612,016	Term Loan, 4.36%, Maturing February 15, 2012(2)	1,343,277
		General Motors Corp.
	17,336,684	Term Loan, 2.78%, Maturing November 29, 2013	7,722,054
		Goodyear Tire & Rubber Co.
	16,755,707	Term Loan - Second Lien, 2.14%, Maturing April 30, 2010	12,399,223
		HLI Operating Co., Inc.
EUR	425,455	Term Loan, 5.25%, Maturing May 30, 2014	234,243
EUR	7,263,927	Term Loan, 6.77%, Maturing May 30, 2014	4,929,388
		Keystone Automotive Operations, Inc.
	6,894,044	Term Loan, 4.71%, Maturing January 12, 2012	2,843,793
		Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 2.50%, Maturing February 15, 2012(2)	1,191,296
		Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 4.02%, Maturing August 31, 2013	3,323,683
		Tenneco Automotive, Inc.
	5,050,000	Term Loan, 3.43%, Maturing March 17, 2014	2,651,250
		TriMas Corp.
	893,750	Term Loan, 4.45%, Maturing August 2, 2011	545,188
	8,021,610	Term Loan, 3.04%, Maturing August 2, 2013	4,893,182
		TRW Automotive, Inc.
	6,621,520	Term Loan, 3.30%, Maturing February 2, 2014	4,568,849
		United Components, Inc.
	7,501,299	Term Loan, 4.39%, Maturing June 30, 2010	5,457,195

			$101,912,183

Beverage and Tobacco — 0.3%
		Culligan International Co.
	13,665,092	Term Loan, 3.27%, Maturing November 24, 2014	$8,096,567
		Van Houtte, Inc.
	858,088	Term Loan, 3.96%, Maturing July 11, 2014	549,177
	117,012	Term Loan, 3.96%, Maturing July 11, 2014	74,888

			$8,720,632

Brokers, Dealers and Investment Houses — 0.3%
		AmeriTrade Holding Corp.
	9,445,522	Term Loan, 1.83%, Maturing December 31, 2012	$8,863,045

			$8,863,045

Building and Development — 4.4%
		401 North Wabash Venture, LLC
	6,200,976	Term Loan, 8.99%, Maturing May 7, 2009(2)	$4,650,732
		AIMCO Properties, L.P.
	9,378,906	Term Loan, 1.89%, Maturing March 23, 2011	7,034,180
		Banning Lewis Ranch Co., LLC
	13,000,000	Term Loan, 3.79%, Maturing December 3, 2012(2)	10,725,000
		Beacon Sales Acquisition, Inc.
	4,462,189	Term Loan, 3.31%, Maturing September 30, 2013	2,967,355

2

Principal
Amount*		Borrower/Tranche Description	Value
		Brickman Group Holdings, Inc.
	4,914,962	Term Loan, 2.41%, Maturing January 23, 2014	$3,372,893
		Building Materials Corp. of America
	3,590,779	Term Loan, 3.87%, Maturing February 22, 2014	2,341,702
		Capital Automotive (REIT)
	4,788,753	Term Loan, 2.20%, Maturing December 16, 2010	1,970,232
		Contech Construction Products
	1,821,954	Term Loan, 2.43%, Maturing January 13, 2013	847,208
		Epco/Fantome, LLC
	9,460,000	Term Loan, 3.03%, Maturing November 23, 2010	8,892,400
		Financiere Daunou S.A.
	1,664,521	Term Loan, 3.94%, Maturing May 31, 2015	636,679
EUR	1,067,260	Term Loan, 5.16%, Maturing May 31, 2015	538,533
EUR	2,613,290	Term Loan, 5.16%, Maturing May 31, 2015	1,318,651
	2,452,266	Term Loan, 4.19%, Maturing February 28, 2016	937,992
EUR	1,246,799	Term Loan, 5.41%, Maturing February 28, 2016	629,127
EUR	2,423,776	Term Loan, 5.41%, Maturing February 28, 2016	1,223,023
		Forestar USA Real Estate Group, Inc.
	10,622,652	Revolving Loan, 4.36%, Maturing December 1, 2010(2)	8,763,687
	5,625,000	Term Loan, 4.34%, Maturing December 1, 2010	4,640,625
		Hearthstone Housing Partners II, LLC
	9,780,000	Revolving Loan, 2.10%, Maturing December 1, 2009(2)	4,973,130
		Hovstone Holdings, LLC
	4,260,000	Term Loan, 4.83%, Maturing July 1, 2009	2,299,548
		LNR Property Corp.
	9,154,000	Term Loan, 6.69%, Maturing July 3, 2011	4,927,900
		Mueller Water Products, Inc.
	8,834,010	Term Loan, 2.77%, Maturing May 24, 2014	7,144,505
		NCI Building Systems, Inc.
	5,975,136	Term Loan, 2.18%, Maturing June 18, 2010	5,377,623
		November 2005 Land Investors
	608,210	Term Loan, 6.41%, Maturing May 9, 2011(6)	364,926
		Panolam Industries Holdings, Inc.
	2,925,967	Term Loan, 3.16%, Maturing September 30, 2012	1,726,321
		Realogy Corp.
	1,791,859	Term Loan, 3.42%, Maturing September 1, 2014	1,066,717
	6,655,468	Term Loan, 5.71%, Maturing September 1, 2014	3,962,086
		Shea Capital I, LLC
	188,463	Term Loan, 3.62%, Maturing October 27, 2011	89,520
		South Edge, LLC
	8,794,643	Term Loan, 0.00% Maturing October 31, 2009(3)	1,377,830
		Standard Pacific Corp.
	4,680,000	Term Loan, 3.90%, Maturing May 5, 2013	2,638,350
		TRU 2005 RE Holding Co.
	19,825,000	Term Loan, 3.45%, Maturing December 9, 2009	9,577,953
		United Subcontractors, Inc.
	5,990,046	Term Loan - Second Lien, 11.69%, Maturing June 27, 2013(4)(6)	239,602
		WCI Communities, Inc.
	18,240,601	Term Loan, 5.70%, Maturing December 23, 2010	10,625,150
		Wintergames Acquisition ULC
	12,929,530	Term Loan, 7.91%, Maturing April 24, 2009	8,468,842

			$126,350,022

Business Equipment and Services — 7.0%
		ACCO Brands Corp.
	5,207,841	Term Loan, 7.39%, Maturing August 17, 2012	$4,400,626
		Activant Solutions, Inc.
	5,150,810	Term Loan, 3.44%, Maturing May 1, 2013	2,511,020

3

Principal
Amount*		Borrower/Tranche Description	Value
		Acxiom Corp.
	9,671,040	Term Loan, 3.51%, Maturing September 15, 2012	$8,123,673
		Affiliated Computer Services
	5,917,000	Term Loan, 2.40%, Maturing March 20, 2013	5,467,681
	10,114,647	Term Loan, 2.40%, Maturing March 20, 2013	9,346,571
		Affinion Group, Inc.
	8,935,792	Term Loan, 4.65%, Maturing October 17, 2012	6,545,468
		Education Management, LLC
	11,391,327	Term Loan, 3.25%, Maturing June 1, 2013	8,737,148
		Info USA, Inc.
	1,960,000	Term Loan, 3.46%, Maturing February 14, 2012	1,519,000
	4,317,390	Term Loan, 3.46%, Maturing February 14, 2012	3,345,977
		Information Resources, Inc.
	4,922,311	Term Loan, 3.91%, Maturing May 7, 2014	3,101,056
		Intergraph Corp.
	3,349,524	Term Loan, 4.18%, Maturing May 29, 2014	2,717,301
		iPayment, Inc.
	11,216,770	Term Loan, 2.96%, Maturing May 10, 2013	7,403,068
		ista International GmbH
EUR	9,463,001	Term Loan, 5.09%, Maturing May 14, 2015	7,855,479
EUR	1,511,999	Term Loan, 5.09%, Maturing May 14, 2015	1,255,149
		Kronos, Inc.
	8,540,378	Term Loan, 3.71%, Maturing June 11, 2014	5,956,914
		Language Line, Inc.
	6,676,153	Term Loan, 4.71%, Maturing June 11, 2011	5,708,110
		N.E.W. Holdings I, LLC
	9,531,466	Term Loan, 4.24%, Maturing May 22, 2014	5,973,055
		Protection One, Inc.
	9,199,517	Term Loan, 2.66%, Maturing March 31, 2012	6,439,662
		Quintiles Transnational Corp.
	10,107,450	Term Loan, 3.46%, Maturing March 31, 2013	8,742,944
		Sabre, Inc.
	30,769,734	Term Loan, 2.88%, Maturing September 30, 2014	14,096,384
		Safenet, Inc.
	3,940,000	Term Loan, 4.16%, Maturing April 12, 2014	2,068,500
		Serena Software, Inc.
	2,592,464	Term Loan, 3.10%, Maturing March 10, 2013	1,568,441
		Sitel (Client Logic)
	4,865,854	Term Loan, 6.58%, Maturing January 29, 2014	3,016,829
EUR	941,032	Term Loan, 7.27%, Maturing January 29, 2014	722,938
		Solera Holdings, LLC
EUR	2,991,931	Term Loan, 5.08%, Maturing May 15, 2014	2,681,608
		Solera Nederland Holdings
	3,784,272	Term Loan, 3.75%, Maturing May 15, 2014	2,724,676
		SunGard Data Systems, Inc.
	37,363,754	Term Loan, 3.71%, Maturing February 11, 2013	29,223,799
	3,466,313	Term Loan, 6.75%, Maturing February 28, 2014	3,150,011
		TDS Investor Corp.
	13,317,413	Term Loan, 3.04%, Maturing August 23, 2013	7,724,099
	10,835,000	Term Loan, 3.71%, Maturing August 23, 2013	6,284,300
	2,672,147	Term Loan, 3.71%, Maturing August 23, 2013	1,549,845
EUR	2,105,820	Term Loan, 5.22%, Maturing August 23, 2013	1,381,849
		Transaction Network Services, Inc.
	4,404,128	Term Loan, 2.43%, Maturing May 4, 2012	3,842,602
		Valassis Communications, Inc.
	742,064	Term Loan, 3.21%, Maturing March 2, 2014	488,835
	4,398,702	Term Loan, 3.21%, Maturing March 2, 2014	2,897,645

4

Principal
Amount*		Borrower/Tranche Description	Value
		VWR International, Inc.
	4,175,000	Term Loan, 2.91%, Maturing June 28, 2013	$3,089,500
		West Corp.
	16,790,918	Term Loan, 2.78%, Maturing October 24, 2013	12,068,472

			$203,730,235

Cable and Satellite Television — 7.7%
		Atlantic Broadband Finance, LLC
	9,828,147	Term Loan, 3.71%, Maturing February 10, 2011	$8,534,105
		Bresnan Broadband Holdings, LLC
	1,500,000	Term Loan, 3.13%, Maturing March 29, 2014	1,237,500
	15,551,500	Term Loan, 4.41%, Maturing March 29, 2014	12,829,987
		Cequel Communications, LLC
	32,940,966	Term Loan, 2.57%, Maturing November 5, 2013	26,417,469
		Charter Communications Operating, Inc.
	40,037,215	Term Loan, 3.44%, Maturing April 28, 2013	30,728,562
		CSC Holdings, Inc.
	14,881,757	Term Loan, 2.08%, Maturing March 29, 2013	13,461,784
		CW Media Holdings, Inc.
	1,000,000	Term Loan, Maturing February 15, 2015(5)	737,500
		DirectTV Holdings, LLC
	1,990,000	Term Loan, 5.25%, Maturing April 13, 2013	1,920,350
		Foxco Acquisition Sub., LLC
	3,067,313	Term Loan, 7.25%, Maturing July 2, 2015	1,687,022
		Insight Midwest Holdings, LLC
	25,316,250	Term Loan, 2.45%, Maturing April 6, 2014	22,151,719
		Kabel BW GmbH & Co. KG
EUR	1,490,959	Term Loan, 6.15%, Maturing June 9, 2012	1,345,862
		MCC Iowa, LLC
	940,750	Term Loan, 1.81%, Maturing March 31, 2010	879,601
		Mediacom Broadband Group
	7,714,808	Term Loan, 2.06%, Maturing January 31, 2015	6,557,587
	7,840,000	Term Loan, 2.06%, Maturing January 31, 2015	6,664,000
		Mediacom Illinois, LLC
	1,800,000	Term Loan, 2.06%, Maturing September 30, 2012	1,557,000
	14,284,947	Term Loan, 1.81%, Maturing January 31, 2015	11,785,081
		NTL Investment Holdings, Ltd.
	7,993,878	Term Loan, 4.63%, Maturing March 30, 2012	6,475,041
GBP	1,990,985	Term Loan, 5.04%, Maturing March 30, 2012	2,218,101
GBP	3,637,947	Term Loan, 5.89%, Maturing March 30, 2012	4,052,937
GBP	2,224,230	Term Loan, 5.89%, Maturing March 30, 2012	2,477,953
GBP	2,139,186	Term Loan, 5.22%, Maturing September 3, 2012	2,383,208
GBP	3,500,000	Term Loan, 8.74%, Maturing March 30, 2013	3,283,342
		ProSiebenSat.1 Media AG
EUR	2,019,706	Term Loan, 4.59%, Maturing March 2, 2015	254,292
EUR	600,197	Term Loan, 5.95%, Maturing June 26, 2015	374,448
EUR	12,586,345	Term Loan, 5.95%, Maturing June 26, 2015	7,852,305
EUR	2,019,706	Term Loan, 4.84%, Maturing March 2, 2016	254,292
		UPC Broadband Holding B.V.
EUR	21,554,835	Term Loan, 4.64%, Maturing October 16, 2011	19,885,811
	10,925,000	Term Loan, 2.20%, Maturing December 31, 2014	8,821,938
		YPSO Holding SA
EUR	10,915,016	Term Loan, 4.27%, Maturing July 28, 2014	7,589,246
EUR	4,212,294	Term Loan, 4.27%, Maturing July 28, 2014	2,928,822
EUR	6,872,691	Term Loan, 4.27%, Maturing July 28, 2014	4,778,605

			$222,125,470

5

Principal
Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics — 5.7%
		AZ Chem US, Inc.
EUR	2,835,592	Term Loan, 5.21%, Maturing February 28, 2013	$2,541,485
		Brenntag Holding GmbH and Co. KG
	3,043,636	Term Loan, 2.33%, Maturing December 23, 2013	2,374,036
	8,036,364	Term Loan, 3.14%, Maturing December 23, 2013	6,268,364
EUR	3,511,248	Term Loan, 4.57%, Maturing December 23, 2013	3,549,184
EUR	845,455	Term Loan, 7.16%, Maturing December 23, 2013	854,589
EUR	654,545	Term Loan, 7.16%, Maturing December 23, 2013	661,617
EUR	525,062	Term Loan, 4.82%, Maturing December 23, 2014	530,735
EUR	963,689	Term Loan, 4.82%, Maturing December 23, 2014	974,101
EUR	770,053	Term Loan - Second Lien, 9.42%, Maturing June 23, 2015	597,337
EUR	229,947	Term Loan - Second Lien, 9.42%, Maturing June 23, 2015	178,371
		Celanese Holdings, LLC
EUR	985,000	Term Loan, 4.43%, Maturing April 6, 2011	943,793
	7,399,944	Term Loan, 1.95%, Maturing April 2, 2014	6,080,290
	15,551,370	Term Loan, 2.94%, Maturing April 2, 2014	12,778,048
		Cognis GmbH
EUR	6,426,230	Term Loan, 5.33%, Maturing September 15, 2013	5,348,294
EUR	1,573,770	Term Loan, 5.33%, Maturing September 15, 2013	1,309,786
		Columbian Chemicals Acquisition
	4,070,426	Term Loan, 4.71%, Maturing March 16, 2013	2,279,439
		Ferro Corp.
	13,626,884	Term Loan, 3.05%, Maturing June 6, 2012	11,105,910
		First Chemical Holding
EUR	624,358	Term Loan, 7.66%, Maturing December 18, 2014	345,467
EUR	624,358	Term Loan, 8.16%, Maturing December 18, 2015	345,467
		Foamex, L.P.
	3,654,707	Term Loan, 4.27%, Maturing February 12, 2013	1,145,140
		Georgia Gulf Corp.
	5,099,447	Term Loan, 7.91%, Maturing October 3, 2013	2,613,466
		Hexion Specialty Chemicals, Inc.
EUR	1,113,498	Term Loan, 4.94%, Maturing May 5, 2012	541,774
	9,700,000	Term Loan, 2.35%, Maturing May 5, 2013	5,917,000
	15,275,921	Term Loan, 3.69%, Maturing May 5, 2013	6,492,267
	3,317,868	Term Loan, 3.75%, Maturing May 5, 2013	1,410,094
	2,500,625	Term Loan, 5.50%, Maturing May 5, 2013	987,747
		Huntsman International, LLC
	5,864,329	Term Loan, 2.16%, Maturing August 16, 2012	4,166,424
		INEOS Group
EUR	560,805	Term Loan, 7.21%, Maturing December 14, 2011	277,049
EUR	561,829	Term Loan, 10.28%, Maturing December 14, 2011	277,555
	4,339,156	Term Loan, 7.70%, Maturing December 14, 2012	1,779,054
	9,968,040	Term Loan, 8.20%, Maturing December 14, 2013	3,837,696
	9,968,041	Term Loan, 8.70%, Maturing December 14, 2014	3,924,916
		Innophos, Inc.
	6,045,773	Term Loan, 3.41%, Maturing August 10, 2010	5,803,942
		Invista B.V.
	1,711,445	Term Loan, 4.75%, Maturing April 30, 2010	1,352,042
	8,115,143	Term Loan, 4.50%, Maturing April 29, 2011	6,410,963
	2,834,294	Term Loan, 4.50%, Maturing April 29, 2011	2,239,092
		ISP Chemco, Inc.
	8,581,286	Term Loan, 2.81%, Maturing June 4, 2014	6,450,269
		Kleopatra
	8,876,250	Term Loan, 4.25%, Maturing January 3, 2016	4,497,303

6

Principal
Amount*		Borrower/Tranche Description	Value
EUR	5,100,000	Term Loan, 6.16%, Maturing January 3, 2016	$3,444,596
		Kranton Polymers, LLC
	8,807,059	Term Loan, 3.44%, Maturing May 12, 2013	4,594,352
		Lucite International Group Holdings
	4,764,847	Term Loan, 3.43%, Maturing July 7, 2013	4,288,363
	1,687,282	Term Loan, 3.43%, Maturing July 7, 2013	1,518,554
		MacDermid, Inc.
	3,400,296	Term Loan, 2.41%, Maturing April 12, 2014	2,091,182
		Millenium Inorganic Chemicals
	6,695,414	Term Loan, 3.71%, Maturing April 30, 2014	4,452,450
		Momentive Performance Material
	4,900,000	Term Loan, 2.50%, Maturing December 4, 2013	3,511,668
		Propex Fabrics, Inc.
	5,776,085	Term Loan, 7.25%, Maturing July 31, 2012(6)	1,285,179
		Rockwood Specialties Group, Inc.
EUR	1,681,601	Term Loan, 3.52%, Maturing July 30, 2011	1,741,338
	16,935,352	Term Loan, 1.91%, Maturing December 10, 2012	14,936,980
		Solo Cup Co.
	2,162,692	Term Loan, 5.08%, Maturing February 27, 2011	1,884,633
		TPG Spring UK, Ltd.
EUR	2,316,194	Term Loan, 0.00%, Maturing June 27, 2013(3)(6)	721,642
EUR	2,319,064	Term Loan, 0.00%, Maturing June 27, 2013(3)(6)	722,536
		Wellman, Inc.
	5,098,328	Term Loan, 0.00%, Maturing February 10, 2009(3)(4)	1,483,614

			$165,867,193

Clothing/Textiles — 0.5%
		Hanesbrands, Inc.
	5,796,641	Term Loan, 3.01%, Maturing September 5, 2013	$5,245,960
	5,000,000	Term Loan - Second Lien, 4.91%, Maturing March 5, 2014	4,208,335
		St. John Knits International, Inc.
	2,518,697	Term Loan, 3.41%, Maturing March 23, 2012	1,700,121
		The William Carter Co.
	2,318,507	Term Loan, 2.03%, Maturing July 14, 2012	2,017,101

			$13,171,517

Conglomerates — 2.7%
		Amsted Industries, Inc.
	9,573,249	Term Loan, 3.23%, Maturing October 15, 2010	$6,653,408
	6,332,250	Term Loan, 4.14%, Maturing April 5, 2013	4,400,914
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,896,883	Term Loan, 2.94%, Maturing July 13, 2015	2,701,838
	3,896,883	Term Loan, 3.44%, Maturing July 13, 2015	2,701,838
GBP	727,123	Term Loan, 4.56%, Maturing July 13, 2015	730,597
GBP	727,123	Term Loan, 5.06%, Maturing July 13, 2015	730,597
		Jarden Corp.
	11,013,326	Term Loan, 3.21%, Maturing January 24, 2012	9,443,927
	4,528,096	Term Loan, 3.21%, Maturing January 24, 2012	3,882,842
		Johnson Diversey, Inc.
	2,003,022	Term Loan, 5.19%, Maturing December 16, 2010	1,782,689
	7,976,105	Term Loan, 5.19%, Maturing December 16, 2011	7,098,734
		Polymer Group, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(2)	850,000
	16,819,548	Term Loan, 3.35%, Maturing November 22, 2012	12,698,759
		RBS Global, Inc.
	2,254,000	Term Loan, 2.94%, Maturing July 19, 2013	1,775,025
	6,185,246	Term Loan, 3.33%, Maturing July 19, 2013	4,870,881

7

Principal
Amount*		Borrower/Tranche Description	Value
		RGIS Holdings, LLC
	15,143,185	Term Loan, 3.30%, Maturing April 30, 2014	$10,694,874
	757,159	Term Loan, 3.96%, Maturing April 30, 2014	534,744
		The Manitowoc Company, Inc.
	5,200,000	Term Loan, 6.50%, Maturing August 21, 2014	4,049,500
		US Investigations Services, Inc.
	1,964,988	Term Loan, 4.28%, Maturing February 21, 2015	1,553,323

			$77,154,490

Containers and Glass Products — 3.8%
		Berry Plastics Corp.
	18,544,378	Term Loan, 2.42%, Maturing April 3, 2015	$13,676,479
		Consolidated Container Co.
	5,865,277	Term Loan, 2.58%, Maturing March 28, 2014	3,560,223
		Crown Americas, Inc.
	4,702,520	Term Loan, 2.08%, Maturing November 15, 2012	4,196,999
	1,406,500	Term Loan, 2.08%, Maturing November 15, 2012	1,255,301
EUR	4,365,000	Term Loan, 4.08%, Maturing November 15, 2012	4,527,046
		Graham Packaging Holdings Co.
	20,312,369	Term Loan, 4.51%, Maturing October 7, 2011	16,396,591
		Graphic Packaging International, Inc.
	27,563,286	Term Loan, 3.09%, Maturing May 16, 2014	22,781,056
	3,448,293	Term Loan, 3.86%, Maturing May 16, 2014	2,968,766
		JSG Acquisitions
EUR	1,250,000	Term Loan, 4.59%, Maturing December 31, 2014	1,023,720
EUR	1,250,000	Term Loan, 4.61%, Maturing December 31, 2014	1,023,720
		OI European Group B.V.
EUR	12,064,500	Term Loan, 3.83%, Maturing June 14, 2013	13,053,041
		Owens-Brockway Glass Container
	4,096,569	Term Loan, 1.83%, Maturing June 14, 2013	3,553,773
		Pregis Corp.
	2,612,250	Term Loan, 2.66%, Maturing October 12, 2011	2,089,800
		Smurfit-Stone Container Corp.
	8,000,000	DIP Loan, 10.00%, Maturing August 6, 2010	7,600,000
	2,817,651	Term Loan, 2.43%, Maturing November 1, 2011	1,885,479
	3,763,570	Term Loan, 2.50%, Maturing November 1, 2011	2,474,547
	3,523,439	Term Loan, 3.78%, Maturing November 1, 2011	2,357,769
	8,358,626	Term Loan, 3.86%, Maturing November 1, 2011	5,495,796

			$109,920,106

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	3,408,214	Term Loan, 3.56%, Maturing July 31, 2013	$2,470,955
		Prestige Brands, Inc.
	6,576,774	Term Loan, 2.66%, Maturing April 7, 2011	5,754,678

			$8,225,633

Drugs — 1.0%
		Graceway Pharmaceuticals, LLC
	9,677,149	Term Loan, 4.21%, Maturing May 3, 2012	$6,354,664
		Pharmaceutical Holdings Corp.
	2,205,254	Term Loan, 3.70%, Maturing January 30, 2012	1,841,387
		Stiefel Laboratories, Inc.
	2,816,944	Term Loan, 3.41%, Maturing December 28, 2013	2,352,148
	6,155,496	Term Loan, 3.41%, Maturing December 28, 2013	5,139,839
		Warner Chilcott Corp.
	1,803,847	Term Loan, 3.46%, Maturing January 18, 2012	1,618,502
	12,133,110	Term Loan, 3.46%, Maturing January 18, 2012	10,886,433

			$28,192,973

8

Principal
Amount*		Borrower/Tranche Description	Value
Ecological Services and Equipment — 0.4%
		Big Dumpster Merger Sub, Inc.
	680,211	Term Loan, 2.66%, Maturing February 5, 2013	$323,100
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 5.22%, Maturing April 1, 2015	1,968,615
		Casella Waste Systems, Inc.
	2,958,910	Term Loan, 2.85%, Maturing April 28, 2010	2,658,087
		Environmental Systems Products Holdings, Inc.
	466,049	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	305,542
		Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 3.39%, Maturing December 17, 2009(2)	2,475,000
	5,511,285	Term Loan, 3.13%, Maturing December 17, 2010	5,015,269
		Wastequip, Inc.
	286,405	Term Loan, 2.66%, Maturing February 5, 2013	136,042

			$12,881,655

Electronics/Electrical — 2.5%
		Aspect Software, Inc.
	4,253,957	Term Loan, 4.56%, Maturing July 11, 2011	$2,212,058
		Fairchild Semiconductor Corp.
	9,241,715	Term Loan, 2.96%, Maturing June 26, 2013	6,053,323
		FCI International S.A.S.
	761,894	Term Loan, 4.15%, Maturing November 1, 2013	542,850
	733,492	Term Loan, 4.15%, Maturing November 1, 2013	522,613
	733,492	Term Loan, 4.15%, Maturing November 1, 2013	522,613
	761,894	Term Loan, 4.15%, Maturing November 1, 2013	542,850
	996,924	Term Loan, 4.15%, Maturing November 1, 2013	710,309
		Freescale Semiconductor, Inc.
	30,253,988	Term Loan, 3.93%, Maturing December 1, 2013	15,656,439
		Infor Enterprise Solutions Holdings
	19,472,756	Term Loan, 5.21%, Maturing July 28, 2012	11,488,926
	7,228,359	Term Loan, 5.21%, Maturing July 28, 2012	4,264,732
EUR	2,940,000	Term Loan, 5.96%, Maturing July 28, 2012	2,136,283
		Network Solutions, LLC
	5,722,972	Term Loan, 3.26%, Maturing March 7, 2014	3,290,709
		Open Solutions, Inc.
	10,210,297	Term Loan, 3.26%, Maturing January 23, 2014	4,186,222
		Sensata Technologies Finance Co.
	10,698,204	Term Loan, 2.93%, Maturing April 27, 2013	5,596,498
		Spectrum Brands, Inc.
	145,437	Term Loan, 4.45%, Maturing March 30, 2013	90,534
	2,833,100	Term Loan, 5.90%, Maturing March 30, 2013	1,763,605
		SS&C Technologies, Inc.
	3,410,139	Term Loan, 3.43%, Maturing November 23, 2012	2,540,553
		Vertafore, Inc.
	9,878,964	Term Loan, 4.66%, Maturing January 31, 2012	7,458,617
	1,990,000	Term Loan, 6.41%, Maturing January 31, 2012	1,502,450

			$71,082,184

Equipment Leasing — 0.0%
		The Hertz Corp.
	7,980	Term Loan, 2.15%, Maturing December 21, 2012	$5,127
	835,057	Term Loan, 3.28%, Maturing December 21, 2012	536,524

			$541,651

Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
	4,276,908	Term Loan, 2.75%, Maturing December 16, 2012	$3,378,757
		Central Garden & Pet Co.
	9,926,117	Term Loan, 1.89%, Maturing February 28, 2014	6,861,428

			$10,240,185

9

Principal
Amount*		Borrower/Tranche Description	Value
Financial Intermediaries — 1.4%
		Asset Acceptence Capital Corp.
	1,475,031	Term Loan, 3.99%, Maturing June 5, 2013	$995,646
		Citco III, Ltd.
	10,355,978	Term Loan, 3.58%, Maturing June 30, 2014	6,627,826
		E.A. Viner International Co.
	571,950	Term Loan, 5.96%, Maturing July 31, 2013	328,871
		Grosvenor Capital Management
	4,092,491	Term Loan, 3.07%, Maturing December 5, 2013	2,169,020
		INVESTools, Inc.
	2,304,000	Term Loan, 3.66%, Maturing August 13, 2012	1,935,360
		Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 5.29%, Maturing June 30, 2015	2,825,910
		Lender Processing Services, Inc.
	2,006,147	Term Loan, 2.91%, Maturing July 2, 2014	1,940,947
		LPL Holdings, Inc.
	22,250,124	Term Loan, 2.79%, Maturing December 18, 2014	16,020,089
		Oxford Acquisition III, Ltd.
	11,105,762	Term Loan, 2.88%, Maturing May 24, 2014	4,697,737
		RJO Holdings Corp. (RJ O’Brien)
	4,172,188	Term Loan, 3.43%, Maturing July 31, 2014	1,940,067

			$39,481,473

Food Products — 3.0%
		Acosta, Inc.
	15,570,342	Term Loan, 2.66%, Maturing July 28, 2013	$11,599,905
		Advantage Sales & Marketing, Inc.
	11,307,775	Term Loan, 2.70%, Maturing March 29, 2013	8,282,945
		American Seafoods Group, LLC
	1,929,869	Term Loan, 2.16%, Maturing September 30, 2012	1,669,337
		BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 3.70%, Maturing December 31, 2013	3,512,499
GBP	2,500,000	Term Loan - Second Lien, 10.09%, Maturing June 30, 2015	1,952,797
		Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan - Second Lien, 9.49%, Maturing January 24, 2016	1,930,203
		Dean Foods Co.
	23,727,252	Term Loan, 2.95%, Maturing April 2, 2014	21,459,970
		Dole Food Company, Inc.
	1,213,478	Term Loan, 2.48%, Maturing April 12, 2013	1,014,121
	894,186	Term Loan, 2.79%, Maturing April 12, 2013	747,284
	4,522,560	Term Loan, 2.94%, Maturing April 12, 2013	3,779,566
		MafCo Worldwide Corp.
	812,696	Term Loan, 2.41%, Maturing December 8, 2011	536,379
		Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 3.20%, Maturing April 2, 2013(2)	2,400,000
	23,163,739	Term Loan, 3.20%, Maturing April 2, 2014	18,280,058
		Reddy Ice Group, Inc.
	12,335,000	Term Loan, 2.09%, Maturing August 9, 2012	7,154,300
		Ruby Acquisitions, Ltd.
GBP	1,955,404	Term Loan, 6.71%, Maturing January 5, 2015	2,148,943

			$86,468,307

Food Service — 2.1%
		AFC Enterprises, Inc.
	2,039,285	Term Loan, 3.75%, Maturing May 23, 2009	$1,651,821
		Aramark Corp.
	938,909	Term Loan, 3.33%, Maturing January 26, 2014	825,979
	14,365,417	Term Loan, 3.33%, Maturing January 26, 2014	12,637,574
		Buffets, Inc.
	5,000,000	DIP Loan, 19.00%, Maturing April 30, 2009(6)	4,875,000
	3,898,896	Term Loan, 7.66%, Maturing April 30, 2009(6)	1,208,658

10

Principal
Amount*		Borrower/Tranche Description	Value
	452,389	Term Loan, 7.66%, Maturing April 30, 2009(6)	$140,241
	1,372,390	Term Loan, 8.81%, Maturing May 1, 2013	290,490
	8,048,952	Term Loan, 7.66%, Maturing November 1, 2013(6)	1,703,697
		CBRL Group, Inc.
	2,918,621	Term Loan, 1.91%, Maturing April 27, 2013	2,188,966
	6,434,435	Term Loan, 4.70%, Maturing April 27, 2013	4,825,826
		JRD Holdings, Inc.
	2,886,719	Term Loan, 2.64%, Maturing June 26, 2014	2,540,313
		Maine Beverage Co., LLC
	2,366,964	Term Loan, 3.19%, Maturing June 30, 2010	1,929,076
		OSI Restaurant Partners, LLC
	832,528	Term Loan, 4.35%, Maturing May 9, 2013	386,605
	9,442,299	Term Loan, 2.69%, Maturing May 9, 2014	4,384,767
		QCE Finance, LLC
	8,962,558	Term Loan, 3.75%, Maturing May 5, 2013	5,044,638
		Sagittarius Restaurants, LLC
	4,367,402	Term Loan, 9.50%, Maturing March 29, 2013	1,572,265
		Selecta
CHF	18,404,850	Term Loan, 3.22%, Maturing June 28, 2015	11,027,994
		SSP Financing, Ltd.
	3,954,516	Term Loan, 2.66%, Maturing June 15, 2014	1,863,566
	3,954,516	Term Loan, 3.16%, Maturing June 15, 2015	1,863,566

			$60,961,042

Food/Drug Retailers — 1.6%
		General Nutrition Centers, Inc.
	12,556,251	Term Loan, 3.71%, Maturing September 16, 2013	$8,601,032
		Pantry, Inc. (The)
	6,757,923	Term Loan, 2.16%, Maturing May 15, 2014	5,152,916
	62,187	Term Loan, 2.16%, Maturing May 15, 2014	47,418
		Rite Aid Corp.
	24,812,500	Term Loan, 2.14%, Maturing June 1, 2014	15,631,875
	6,037,375	Term Loan, 6.00%, Maturing June 4, 2014	4,346,910
		Roundy’s Supermarkets, Inc.
	16,084,181	Term Loan, 3.19%, Maturing November 3, 2011	13,209,133

			$46,989,284

Forest Products — 1.3%
		Appleton Papers, Inc.
	10,487,781	Term Loan, 3.54%, Maturing June 5, 2014	$7,787,178
		Georgia - Pacific Corp.
	436,102	Term Loan, 3.23%, Maturing December 20, 2012	377,501
	26,843,065	Term Loan, 4.10%, Maturing December 20, 2012	23,236,028
		Xerium Technologies, Inc.
	9,070,327	Term Loan, 6.96%, Maturing May 18, 2012	5,034,032

			$36,434,739

Healthcare —- 8.2%
		Accellent, Inc.
	3,147,501	Term Loan, 4.70%, Maturing November 22, 2012	$2,423,576
		Advanced Medical Optics, Inc.
	1,950,667	Term Loan, 4.38%, Maturing April 2, 2014	1,882,393
		Alliance Imaging, Inc.
	4,635,234	Term Loan, 4.11%, Maturing December 29, 2011	4,021,066
		American Medical Systems
	7,037,086	Term Loan, 2.69%, Maturing July 20, 2012	6,122,265
		AMN Healthcare, Inc.
	1,832,166	Term Loan, 3.21%, Maturing November 2, 2011	1,621,467
		AMR HoldCo, Inc.
	5,395,484	Term Loan, 4.17%, Maturing February 10, 2012	4,775,003

11

Principal
Amount*		Borrower/Tranche Description	Value
		Biomet, Inc.
	8,119,444	Term Loan, 4.46%, Maturing December 26, 2014	$7,255,625
EUR	2,937,102	Term Loan, 5.96%, Maturing December 26, 2014	3,365,795
		Cardinal Health 409, Inc.
	14,671,563	Term Loan, 3.71%, Maturing April 10, 2014	9,328,664
		Carestream Health, Inc.
	13,827,070	Term Loan, 2.84%, Maturing April 30, 2013	10,808,164
		Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 4.27%, Maturing March 23, 2015	3,850,338
		CB Diagnostics AB
	998,084	Term Loan, 2.53%, Maturing January 16, 2015	851,366
	2,315,036	Term Loan, 2.78%, Maturing January 16, 2016	1,974,726
		Community Health Systems, Inc.
	20,543,938	Term Loan, 4.45%, Maturing July 25, 2014	17,470,051
		Concentra, Inc.
	5,910,000	Term Loan, 3.71%, Maturing June 25, 2014	3,575,550
		CRC Health Corp.
	1,891,387	Term Loan, 3.71%, Maturing February 6, 2013	1,213,641
	3,812,250	Term Loan, 3.71%, Maturing February 6, 2013	2,446,195
		Dako Equity Project Delphi
	1,568,302	Term Loan, 3.58%, Maturing June 12, 2016	725,340
EUR	3,098,534	Term Loan, 5.01%, Maturing June 12, 2016	1,834,905
		DaVita, Inc.
	13,753,556	Term Loan, 2.32%, Maturing October 5, 2012	12,658,181
		Fresenius Medical Care Holdings
	6,681,590	Term Loan, 2.85%, Maturing March 31, 2013	6,061,157
		Gambro Holding AB
	1,292,918	Term Loan, 5.62%, Maturing June 5, 2014	726,189
	1,292,918	Term Loan, 6.12%, Maturing June 5, 2015	726,189
		Hanger Orthopedic Group, Inc.
	3,309,903	Term Loan, 2.42%, Maturing May 30, 2013	2,945,814
		HCA, Inc.
	39,431,225	Term Loan, 3.71%, Maturing November 18, 2013	32,714,470
		Health Management Association, Inc.
	22,766,081	Term Loan, 3.21%, Maturing February 28, 2014	16,342,790
		HealthSouth Corp.
	6,832,852	Term Loan, 4.43%, Maturing March 10, 2013	6,007,218
		Iasis Healthcare, LLC
	111,143	Term Loan, 2.41%, Maturing March 14, 2014	95,583
	321,192	Term Loan, 2.41%, Maturing March 14, 2014	276,225
	29,787	Term Loan, 2.42%, Maturing March 14, 2014	25,617
		Ikaria Acquisition, Inc.
	1,540,909	Term Loan, 3.42%, Maturing March 28, 2013	1,240,432
		IM U.S. Holdings, LLC
	6,569,702	Term Loan, 2.84%, Maturing June 26, 2014	5,666,368
		inVentiv Health, Inc.
	7,963,725	Term Loan, 3.21%, Maturing July 6, 2014	6,749,257
		LifePoint Hospitals, Inc.
	11,519,064	Term Loan, 3.82%, Maturing April 15, 2012	10,367,158
		MultiPlan Merger Corp.
	3,235,098	Term Loan, 2.94%, Maturing April 12, 2013	2,464,067
	3,631,599	Term Loan, 2.94%, Maturing April 12, 2013	2,766,069
		National Mentor Holdings, Inc.
	7,961,460	Term Loan, 3.46%, Maturing June 29, 2013	5,174,949
	484,400	Term Loan, 4.59%, Maturing June 29, 2013	314,860

12

Principal
Amount*		Borrower/Tranche Description	Value
		Nyco Holdings
	2,859,137	Term Loan, 3.73%, Maturing December 29, 2014	$1,836,103
EUR	4,768,945	Term Loan, 5.24%, Maturing December 29, 2014	4,018,194
	2,859,137	Term Loan, 4.48%, Maturing December 29, 2015	1,836,103
EUR	4,768,945	Term Loan, 5.99%, Maturing December 29, 2015	4,018,194
		Psychiatric Solutions, Inc.
	989,558	Term Loan, 2.17%, Maturing May 31, 2014	867,101
		RadNet Management, Inc.
	2,440,182	Term Loan, 6.45%, Maturing November 15, 2012	1,952,146
		ReAble Therapeutics Finance, LLC
	9,157,285	Term Loan, 3.46%, Maturing November 16, 2013	7,921,052
		Select Medical Holding Corp.
	1,000,000	Revolving Loan, 2.70%, Maturing February 24, 2010(2)	710,000
	4,628,289	Term Loan, 4.15%, Maturing February 24, 2012	3,667,919
		Sunrise Medical Holdings, Inc.
	3,534,116	Term Loan, 5.15%, Maturing May 13, 2010	1,987,940
		Vanguard Health Holding Co., LLC
	10,665,036	Term Loan, 3.27%, Maturing September 23, 2011	9,209,259
		Viant Holdings, Inc.
	1,824,545	Term Loan, 3.71%, Maturing June 25, 2014	939,641

			$237,832,375

Home Furnishings —- 1.4%
		Dometic Corp.
	2,790,150	Term Loan, 4.15%, Maturing December 31, 2014	$1,102,109
	1,788,692	Term Loan, 4.65%, Maturing December 31, 2014	706,533
	421,159	Term Loan, 4.65%, Maturing December 31, 2014	166,358
		Hunter Fan Co.
	3,612,211	Term Loan, 4.74%, Maturing April 16, 2014	2,031,869
		Interline Brands, Inc.
	5,837,502	Term Loan, 2.04%, Maturing June 23, 2013	3,736,001
	3,064,113	Term Loan, 2.04%, Maturing June 23, 2013	1,961,032
		National Bedding Co., LLC
	10,649,554	Term Loan, 3.01%, Maturing August 31, 2011	4,872,171
	1,500,000	Term Loan - Second Lien, 5.39%, Maturing August 31, 2012	545,000
		Oreck Corp.
	4,164,403	Term Loan, 4.93%, Maturing February 2, 2012(4)	1,628,282
		Sanitec, Ltd. Oy
EUR	4,394,410	Term Loan, 0.00%, Maturing April 7, 2013(3)	1,391,307
EUR	4,394,410	Term Loan, 0.00%, Maturing April 7, 2014(3)	1,391,307
		Sealy Mattress Co.
	3,000,000	Revolving Loan, 4.46%, Maturing April 6, 2012(2)	1,725,000
	6,357,539	Term Loan, 4.94%, Maturing August 25, 2012	4,831,729
		Simmons Co.
	18,290,235	Term Loan, 9.51%, Maturing December 19, 2011	13,900,579
	2,500,000	Term Loan, 8.35%, Maturing February 15, 2012	150,000

			$40,139,277

Industrial Equipment — 1.8%
		CEVA Group PLC U.S.
	332,726	Term Loan, 3.39%, Maturing January 4, 2014	$192,427
	39,740	Term Loan, 4.46%, Maturing January 4, 2014	22,983
EUR	644,558	Term Loan, 4.77%, Maturing January 4, 2014	522,684
EUR	1,094,532	Term Loan, 4.77%, Maturing January 4, 2014	887,577
EUR	1,345,187	Term Loan, 4.77%, Maturing January 4, 2014	1,090,838
EUR	1,135,787	Term Loan, 5.97%, Maturing January 4, 2014	921,032
		EPD Holdings (Goodyear Engineering Products)
	349,594	Term Loan, 2.93%, Maturing July 13, 2014	173,632
	9,353,477	Term Loan, 2.93%, Maturing July 13, 2014	4,645,563
	2,000,000	Term Loan - Second Lien, 6.17%, Maturing July 13, 2015	420,000

13

Principal
Amount*		Borrower/Tranche Description	Value
		Flowserve Corp.
	3,588,680	Term Loan, 2.99%, Maturing August 10, 2012	$3,265,699
		FR Brand Acquisition Corp.
	9,034,063	Term Loan, 3.75%, Maturing February 7, 2014	5,578,534
		Generac Acquisition Corp.
	6,763,516	Term Loan, 2.94%, Maturing November 7, 2013	3,703,025
		Gleason Corp.
	1,940,737	Term Loan, 3.66%, Maturing June 30, 2013	1,571,997
	1,518,056	Term Loan, 3.66%, Maturing June 30, 2013	1,229,626
		Heating Finance PLC (Baxi)
EUR	3,253,597	Revolving Loan, 5.24%, Maturing December 27, 2010(2)	2,103,782
GBP	1,712,363	Term Loan, 5.26%, Maturing December 27, 2010	1,098,088
		Jason, Inc.
	1,773,228	Term Loan, 3.97%, Maturing April 30, 2010	1,285,590
		John Maneely Co.
	12,683,609	Term Loan, 4.44%, Maturing December 8, 2013	7,039,403
		KION Group GmbH
	2,250,000	Term Loan, 2.41%, Maturing December 23, 2014	911,250
	2,250,000	Term Loan, 2.91%, Maturing December 23, 2015	911,250
		Polypore, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing July 3, 2013(2)	1,220,000
	16,207,852	Term Loan, 2.45%, Maturing July 3, 2014	10,940,300
EUR	1,097,778	Term Loan, 3.77%, Maturing July 3, 2014	990,945
		TFS Acquisition Corp.
	4,388,876	Term Loan, 4.96%, Maturing August 11, 2013	1,974,994

			$52,701,219

Insurance — 1.6%
		Alliant Holdings I, Inc.
	6,986,064	Term Loan, 4.46%, Maturing August 21, 2014	$5,518,990
		CCC Information Services Group, Inc.
	4,340,248	Term Loan, 3.72%, Maturing February 10, 2013	3,081,576
		Conseco, Inc.
	23,210,433	Term Loan, 2.39%, Maturing October 10, 2013	15,028,755
		Crump Group, Inc.
	5,852,564	Term Loan, 3.41%, Maturing August 4, 2014	3,687,115
		Getty Images, Inc.
	8,769,844	Term Loan, 7.24%, Maturing July 2, 2015	8,276,540
		Hub International Holdings, Inc.
	461,947	Term Loan, 3.96%, Maturing June 13, 2014	342,996
	6,456,323	Term Loan, 3.96%, Maturing June 13, 2014	4,793,820
		U.S.I. Holdings Corp.
	7,018,125	Term Loan, 4.21%, Maturing May 4, 2014	4,070,513

			$44,800,305

Leisure Goods/Activities/Movies — 5.8%
		24 Hour Fitness Worldwide, Inc.
	2,944,432	Term Loan, 3.43%, Maturing June 8, 2012	$1,825,548
		AMC Entertainment, Inc.
	15,480,327	Term Loan, 2.14%, Maturing January 26, 2013	13,693,634
		AMF Bowling Worldwide, Inc.
	2,981,920	Term Loan, 4.63%, Maturing June 8, 2013	1,341,864
		Bombardier Recreational Products
	13,400,000	Term Loan, 4.22%, Maturing June 28, 2013	6,331,500
		Carmike Cinemas, Inc.
	4,854,435	Term Loan, 5.19%, Maturing May 19, 2012	3,705,550
	3,243,436	Term Loan, 6.13%, Maturing May 19, 2012	2,475,822

14

Principal
Amount*		Borrower/Tranche Description	Value
		Cedar Fair, L.P.
	4,875,001	Term Loan, 2.41%, Maturing August 31, 2011	$3,709,062
	3,948,562	Term Loan, 2.41%, Maturing August 30, 2012	3,004,196
		Cinemark, Inc.
	23,281,157	Term Loan, 2.53%, Maturing October 5, 2013	20,964,682
		Dave & Buster’s, Inc.
	815,456	Term Loan, 3.43%, Maturing March 8, 2013	725,756
	2,070,847	Term Loan, 3.43%, Maturing March 8, 2013	1,843,054
		Deluxe Entertainment Services
	4,893,554	Term Loan, 3.58%, Maturing January 28, 2011	2,520,180
	271,434	Term Loan, 3.71%, Maturing January 28, 2011	139,789
	479,270	Term Loan, 3.71%, Maturing January 28, 2011	246,824
		DW Funding, LLC
	4,009,816	Term Loan, 3.31%, Maturing April 30, 2011	3,328,148
		Easton-Bell Sports, Inc.
	6,645,414	Term Loan, 2.92%, Maturing March 16, 2012	4,851,153
		Fender Musical Instruments Corp.
	1,306,750	Term Loan, 2.66%, Maturing June 9, 2014	816,719
	4,557,234	Term Loan, 3.71%, Maturing June 9, 2014	2,848,271
		Mega Blocks, Inc.
	1,881,269	Term Loan, 8.75%, Maturing July 26, 2012	423,286
		Metro-Goldwyn-Mayer Holdings, Inc.
	44,767,819	Term Loan, 4.22%, Maturing April 8, 2012	20,637,965
		National CineMedia, LLC
	13,250,000	Term Loan, 3.75%, Maturing February 13, 2015	8,442,145
		Odeon
EUR	1,064,322	Term Loan, 6.79%, Maturing April 2, 2015	993,110
GBP	623,547	Term Loan, 8.27%, Maturing April 2, 2015	667,793
EUR	1,064,322	Term Loan, 7.16%, Maturing April 2, 2016	993,110
GBP	623,547	Term Loan, 8.65%, Maturing April 2, 2016	667,793
		Regal Cinemas Corp.
	21,051,474	Term Loan, 5.21%, Maturing November 10, 2010	19,156,841
		Revolution Studios Distribution Co., LLC
	5,870,402	Term Loan, 4.16%, Maturing December 21, 2014	3,874,465
		Six Flags Theme Parks, Inc.
	12,358,697	Term Loan, 2.92%, Maturing April 30, 2015	8,620,191
		Southwest Sports Group, LLC
	9,500,000	Term Loan, 4.00%, Maturing December 22, 2010	7,362,500
		Ticketmaster
	1,000,000	Term Loan, Maturing July 22, 2014(5)	740,000
		Universal City Development Partners, Ltd.
	8,996,088	Term Loan, 6.00%, Maturing June 9, 2011	8,276,401
		WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	304,200
	12,342,657	Term Loan, 3.34%, Maturing February 28, 2011	10,352,404
		Zuffa, LLC
	2,462,500	Term Loan, 2.44%, Maturing June 20, 2016	1,803,781

			$167,687,737

Lodging and Casinos — 2.6%
		Choctaw Resort Development Enterprise
	2,949,026	Term Loan, 6.00%, Maturing November 4, 2011	$2,359,221
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 6.40%, Maturing June 30, 2014	1,171,566
EUR	1,500,000	Term Loan, 6.78%, Maturing June 30, 2015	1,171,566

15

Principal
Amount*		Borrower/Tranche Description	Value
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.38%, Maturing November 20, 2014	$1,149,397
GBP	1,500,000	Term Loan, 8.88%, Maturing November 20, 2015	1,149,397
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 5.37%, Maturing December 12, 2012(2)	4,069,839
GBP	6,566,970	Term Loan, 7.00%, Maturing December 12, 2013	5,369,094
GBP	5,690,605	Term Loan, 7.50%, Maturing December 12, 2014	4,652,587
		Green Valley Ranch Gaming, LLC
	7,017,119	Term Loan, 4.25%, Maturing February 16, 2014	3,017,361
		Harrah’s Operating Co.
	2,977,500	Term Loan, 4.16%, Maturing January 28, 2015	1,865,335
	2,977,500	Term Loan, 4.26%, Maturing January 28, 2015	1,858,871
		Herbst Gaming, Inc.
	6,244,796	Term Loan, 0.00%, Maturing December 2, 2011(3)	1,600,229
	2,482,768	Term Loan, 0.00%, Maturing December 2, 2011(3)	636,209
		Isle of Capri Casinos, Inc.
	4,514,052	Term Loan, 3.21%, Maturing November 30, 2013	3,040,535
	141,221	Term Loan, 3.21%, Maturing November 30, 2013	95,122
	3,263,421	Term Loan, 3.21%, Maturing November 30, 2013	2,198,145
		LodgeNet Entertainment Corp.
	5,573,067	Term Loan, 3.46%, Maturing April 4, 2014	2,925,860
		New World Gaming Partners, Ltd.
	9,673,125	Term Loan, 3.94%, Maturing June 30, 2014	4,461,729
	954,167	Term Loan, 3.94%, Maturing June 30, 2014	440,109
		Penn National Gaming, Inc.
	11,738,443	Term Loan, 2.77%, Maturing October 3, 2012	10,645,300
		Scandic Hotels
EUR	1,724,568	Term Loan, 5.83%, Maturing April 25, 2015	968,820
EUR	1,724,568	Term Loan, 6.33%, Maturing April 25, 2016	968,820
		Venetian Casino Resort/Las Vegas Sands, Inc.
	8,961,633	Term Loan, 2.16%, Maturing May 14, 2014	4,429,691
	22,983,333	Term Loan, 2.16%, Maturing May 23, 2014	11,360,547
		VML US Finance, LLC
	3,333,333	Term Loan, 2.66%, Maturing May 25, 2012	1,931,817
	2,000,000	Term Loan, 2.66%, Maturing May 25, 2013	1,159,090

			$74,696,257

Nonferrous Metals/Minerals — 1.0%
		Compass Minerals Group, Inc.
	1,283,423	Term Loan, 2.48%, Maturing December 22, 2012	$1,208,022
		Euramax International, Inc.
	1,415,348	Term Loan, 8.75%, Maturing June 28, 2012	548,447
GBP	894,677	Term Loan, 8.34%, Maturing June 29, 2012	648,283
		Murray Energy Corp.
	7,579,848	Term Loan, 6.94%, Maturing January 28, 2010	6,746,065
		Noranda Aluminum Acquisition
	2,955,586	Term Loan, 4.24%, Maturing May 18, 2014	1,677,295
		Novelis, Inc.
	2,009,221	Term Loan, 3.46%, Maturing June 28, 2014	1,281,883
	4,420,286	Term Loan, 3.46%, Maturing June 28, 2014	2,820,143
		Oxbow Carbon and Mineral Holdings
	1,433,289	Term Loan, 2.41%, Maturing May 8, 2014	984,490
	16,009,749	Term Loan, 2.81%, Maturing May 8, 2014	10,996,696
		Tube City IMS Corp.
	1,314,426	Term Loan, 3.46%, Maturing January 25, 2014	525,770
	162,162	Term Loan, 3.46%, Maturing January 25, 2014	64,865

			$27,501,959

16

Principal
Amount*		Borrower/Tranche Description	Value
Oil and Gas — 1.7%
		Atlas Pipeline Partners, L.P.
	2,960,000	Term Loan, 3.16%, Maturing July 20, 2014	$2,516,000
		Citgo Petroleum Corp.
	4,802,816	Term Loan, 1.78%, Maturing November 15, 2012	3,061,795
		Dresser, Inc.
	6,094,561	Term Loan, 4.41%, Maturing May 4, 2014	4,424,273
		Dynegy Holdings, Inc.
	26,178,793	Term Loan, 1.91%, Maturing April 2, 2013	22,186,527
	1,278,126	Term Loan, 1.91%, Maturing April 2, 2013	1,083,212
		Enterprise GP Holdings, L.P.
	2,376,000	Term Loan, 3.25%, Maturing October 31, 2014	2,162,160
		Hercules Offshore, Inc.
	3,260,276	Term Loan, 3.21%, Maturing July 6, 2013	2,241,440
		Precision Drilling Corp.
	5,000,000	Term Loan, 8.50%, Maturing September 30, 2014	4,175,000
		Targa Resources, Inc.
	5,547,335	Term Loan, 3.46%, Maturing October 31, 2012	3,920,119
	4,954,156	Term Loan, 5.93%, Maturing October 31, 2012	3,500,939

			$49,271,465

Publishing — 7.5%
		American Media Operations, Inc.
	21,488,711	Term Loan, 3.95%, Maturing January 31, 2013	$12,893,227
		Aster Zweite Beteiligungs GmbH
	6,825,000	Term Loan, 6.13%, Maturing September 27, 2013	3,310,125
EUR	708,499	Term Loan, 7.54%, Maturing September 27, 2013	454,229
		Black Press US Partnership
	915,088	Term Loan, 4.20%, Maturing August 2, 2013	503,299
	1,507,204	Term Loan, 4.20%, Maturing August 2, 2013	828,962
		CanWest MediaWorks, Ltd.
	7,289,000	Term Loan, 4.20%, Maturing July 10, 2014	4,136,507
		Dex Media West, LLC
	6,355,000	Term Loan, 7.00%, Maturing October 24, 2014	3,495,250
		GateHouse Media Operating, Inc.
	1,825,000	Term Loan, 2.57%, Maturing August 28, 2014	472,980
	8,750,000	Term Loan, 2.66%, Maturing August 28, 2014	2,267,711
	13,275,000	Term Loan, 4.20%, Maturing August 28, 2014	3,440,442
		Hanley-Wood, LLC
	7,406,250	Term Loan, 2.66%, Maturing March 8, 2014	2,900,784
		Idearc, Inc.
	42,861,955	Term Loan, 3.42%, Maturing November 17, 2014	14,883,814
		Local Insight Regatta Holdings, Inc.
	1,741,250	Term Loan, 7.75%, Maturing April 23, 2015	827,094
		MediaNews Group, Inc.
	7,330,222	Term Loan, 3.41%, Maturing August 25, 2010	2,279,699
	3,343,412	Term Loan, 4.66%, Maturing August 2, 2013	1,123,387
		Mediannuaire Holding
EUR	7,000,000	Term Loan, 3.91%, Maturing October 24, 2013	5,312,861
EUR	1,937,631	Term Loan, 4.66%, Maturing October 10, 2014	590,110
EUR	1,937,631	Term Loan, 5.16%, Maturing October 10, 2015	590,110
		Merrill Communications, LLC
	10,245,541	Term Loan, 4.32%, Maturing December 24, 2012	7,018,195

17

Principal
Amount*		Borrower/Tranche Description	Value
		Nebraska Book Co., Inc.
	8,931,904	Term Loan, 6.38%, Maturing March 4, 2011	$6,609,609
		Nelson Education, Ltd.
	296,250	Term Loan, 3.96%, Maturing July 5, 2014	170,344
		Newspaper Holdings, Inc.
	20,650,000	Term Loan, 3.75%, Maturing July 24, 2014	7,743,750
		Nielsen Finance, LLC
	35,918,871	Term Loan, 3.88%, Maturing August 9, 2013	28,735,097
		Philadelphia Newspapers, LLC
	5,002,642	Term Loan, 0.00%, Maturing June 29, 2013(3)	833,775
		R.H. Donnelley Corp.
	27,176,364	Term Loan, 6.75%, Maturing June 30, 2010	17,687,275
	6,313,716	Term Loan, 6.75%, Maturing June 30, 2011	4,046,037
		Reader’s Digest Association, Inc. (The)
	8,000,000	Revolving Loan, 2.18%, Maturing March 2, 2013(2)	2,600,000
	36,320,513	Term Loan, 3.61%, Maturing March 2, 2014	14,528,205
		Seat Pagine Gialle SpA
EUR	6,526,833	Term Loan, 3.81%, Maturing May 25, 2012	5,536,484
		SGS International, Inc.
	978,507	Term Loan, 4.13%, Maturing December 30, 2011	636,030
	1,108,751	Term Loan, 4.14%, Maturing December 30, 2011	720,688
		Source Interlink Companies, Inc.
	4,962,217	Term Loan, 5.45%, Maturing August 1, 2014	2,704,408
		Source Media, Inc.
	10,396,282	Term Loan, 6.46%, Maturing November 8, 2011	5,665,974
		Springer Science+Business Media
	970,925	Term Loan, 3.81%, Maturing May 5, 2010	677,220
	8,302	Term Loan, 3.83%, Maturing May 5, 2011	5,491
	1,706,307	Term Loan, 4.21%, Maturing May 5, 2012	1,128,601
	1,463,142	Term Loan, 4.21%, Maturing May 5, 2012	967,765
		Star Tribune Co. (The)
	8,196,250	Term Loan, 0.00%, Maturing March 5, 2014(3)	1,467,129
		Thomas Nelson, Inc.
	1,590,095	Term Loan, 8.75%, Maturing June 12, 2012	564,484
		Trader Media Corp.
GBP	17,310,500	Term Loan, 3.78%, Maturing March 23, 2015	10,985,751
		Tribune Co.
	4,790,857	Term Loan, 0.00%, Maturing May 17, 2009(3)	1,346,231
	14,924,623	Term Loan, 0.00%, Maturing May 17, 2014(3)	3,302,073
	8,553,067	Term Loan, 0.00%, Maturing May 17, 2014(3)	2,391,805
		Visant Corp.
	2,000,000	Revolving Loan, 2.14%, Maturing October 4, 2009(2)	1,450,000
		World Directories Acquisition
EUR	8,776,758	Term Loan, 5.65%, Maturing May 31, 2014	4,270,349
		Xsys, Inc.
	7,701,575	Term Loan, 6.13%, Maturing September 27, 2013	3,735,264
EUR	2,750,000	Term Loan, 7.54%, Maturing September 27, 2013	1,763,064
EUR	791,501	Term Loan, 7.54%, Maturing September 27, 2013	507,443
	7,866,565	Term Loan, 6.13%, Maturing September 27, 2014	3,815,284
EUR	2,750,000	Term Loan, 7.54%, Maturing September 27, 2014	1,763,064
EUR	1,000,000	Term Loan - Second Lien, 7.29%, Maturing September 27, 2015	345,708
		Yell Group, PLC
	19,025,000	Term Loan, 3.41%, Maturing February 10, 2013	11,922,340

			$217,955,528

Radio and Television — 4.6%
		Block Communications, Inc.
	6,891,874	Term Loan, 3.46%, Maturing December 22, 2011	$5,789,174
		Citadel Broadcasting Corp.
	32,925,000	Term Loan, 2.17%, Maturing June 12, 2014	13,993,125
		CMP Susquehanna Corp.
	2,000,000	Revolving Loan, 2.69%, Maturing May 5, 2011(2)	450,000
	10,146,179	Term Loan, 2.42%, Maturing May 5, 2013	2,993,123

18

Principal
Amount*		Borrower/Tranche Description	Value
		Cumulus Media, Inc.
	13,704,604	Term Loan, 2.14%, Maturing June 11, 2014	$4,865,135
		Discovery Communications, Inc.
	4,790,481	Term Loan, 3.46%, Maturing April 30, 2014	4,333,675
		Emmis Operating Co.
	5,941,609	Term Loan, 3.07%, Maturing November 2, 2013	2,614,308
		Gray Television, Inc.
	8,487,270	Term Loan, 2.52%, Maturing January 19, 2015	3,762,687
		HIT Entertainment, Inc.
	1,445,882	Term Loan, 4.96%, Maturing March 20, 2012	654,262
		Local TV Finance, LLC
	1,970,000	Term Loan, 2.41%, Maturing May 7, 2013	758,450
		NEP II, Inc.
	5,300,502	Term Loan, 2.66%, Maturing February 16, 2014	3,975,376
		Nexstar Broadcasting, Inc.
	10,846,618	Term Loan, 3.21%, Maturing October 1, 2012	6,399,504
	8,287,900	Term Loan, 3.21%, Maturing October 1, 2012	4,889,861
		NextMedia Operating, Inc.
	274,837	Term Loan, 5.12%, Maturing November 15, 2012	143,602
	616,247	Term Loan, 5.17%, Maturing November 15, 2012	321,989
		PanAmSat Corp.
	6,403,761	Term Loan, 3.93%, Maturing January 3, 2014	5,543,826
	6,401,821	Term Loan, 3.93%, Maturing January 3, 2014	5,542,146
	6,401,821	Term Loan, 3.93%, Maturing January 3, 2014	5,542,146
		Paxson Communications Corp.
	14,925,000	Term Loan, 4.34%, Maturing January 15, 2012	5,895,375
		Raycom TV Broadcasting, LLC
	8,333,373	Term Loan, 1.94%, Maturing June 25, 2014	6,250,029
		Spanish Broadcasting System, Inc.
	11,754,741	Term Loan, 3.21%, Maturing June 10, 2012	4,525,575
		Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 3.77%, Maturing January 19, 2015	5,154,813
EUR	6,300,000	Term Loan, 4.46%, Maturing January 19, 2016	5,154,813
		Univision Communications, Inc.
	6,219,313	Term Loan - Second Lien, 2.91%, Maturing March 29, 2009	5,441,898
	45,733,221	Term Loan, 2.66%, Maturing September 29, 2014	24,320,287
		Young Broadcasting, Inc.
	8,284,525	Term Loan, 5.24%, Maturing November 3, 2012	3,306,909
	972,500	Term Loan, 5.24%, Maturing November 3, 2012	388,190

			$133,010,278

Rail Industries — 0.5%
		Kansas City Southern Railway Co.
	7,896,078	Term Loan, 3.10%, Maturing April 26, 2013	$6,961,711
	1,970,000	Term Loan, 2.63%, Maturing April 28, 2013	1,763,150
		Rail America, Inc.
	334,400	Term Loan, 5.44%, Maturing August 14, 2009	305,976
	5,165,600	Term Loan, 5.44%, Maturing August 13, 2010	4,726,524

			$13,757,361

Retailers (Except Food and Drug) — 1.9%
		American Achievement Corp.
	3,316,179	Term Loan, 2.59%, Maturing March 25, 2011	$2,453,973
		Amscan Holdings, Inc.
	4,396,688	Term Loan, 3.93%, Maturing May 25, 2013	3,000,739
		Claire’s Stores, Inc.
	5,981,580	Term Loan, 3.48%, Maturing May 24, 2014	2,199,894

19

Principal
Amount*		Borrower/Tranche Description	Value
		Cumberland Farms, Inc.
	2,866,295	Term Loan, 2.90%, Maturing September 29, 2013	$2,350,362
		Harbor Freight Tools USA, Inc.
	7,418,729	Term Loan, 9.75%, Maturing July 15, 2010	4,636,706
		Josten’s Corp.
	5,046,422	Term Loan, 2.45%, Maturing October 4, 2011	4,415,619
		Mapco Express, Inc.
	2,909,525	Term Loan, 3.91%, Maturing April 28, 2011	2,371,263
		Orbitz Worldwide, Inc.
	9,633,087	Term Loan, 4.24%, Maturing July 25, 2014	4,286,724
		Oriental Trading Co., Inc.
	13,256,683	Term Loan, 3.98%, Maturing July 31, 2013	7,423,743
	2,000,000	Term Loan - Second Lien, 6.41%, Maturing January 31, 2013	515,000
		Rent-A-Center, Inc.
	5,858,769	Term Loan, 2.15%, Maturing November 15, 2012	4,950,660
		Rover Acquisition Corp.
	1,955,063	Term Loan, 3.55%, Maturing October 26, 2013	1,573,826
		Savers, Inc.
	2,768,756	Term Loan, 3.20%, Maturing August 11, 2012	2,325,755
	3,029,113	Term Loan, 3.20%, Maturing August 11, 2012	2,544,455
		The Yankee Candle Company, Inc.
	7,018,524	Term Loan, 3.40%, Maturing February 6, 2014	3,860,188
		Vivarte
EUR	5,613,847	Term Loan, 4.45%, Maturing May 29, 2015	3,270,526
EUR	244,128	Term Loan, 4.45%, Maturing May 29, 2015	142,225
EUR	62,776	Term Loan, 4.45%, Maturing May 29, 2015	36,572
EUR	5,613,847	Term Loan, 4.95%, Maturing May 29, 2016	3,270,526
EUR	244,128	Term Loan, 4.95%, Maturing May 29, 2016	142,225
EUR	62,776	Term Loan, 4.95%, Maturing May 29, 2016	36,572

			$55,807,553

Steel — 0.1%
		Algoma Acquisition Corp.
	2,307,214	Term Loan, 2.95%, Maturing June 20, 2013	$1,482,385

			$1,482,385

Surface Transport — 0.3%
		Delphi Acquisition Holding, Inc.
	1,183,488	Term Loan, 3.46%, Maturing April 10, 2015	$667,191
	282,788	Term Loan, 3.46%, Maturing April 10, 2015	159,422
	1,466,276	Term Loan, 4.33%, Maturing April 10, 2016	826,613
		Ozburn-Hessey Holding Co., LLC
	3,865,535	Term Loan, 4.16%, Maturing August 9, 2012	2,995,790
		Swift Transportation Co., Inc.
	6,000,000	Term Loan, 3.66%, Maturing May 10, 2012	2,740,002
	5,084,884	Term Loan, 5.49%, Maturing May 10, 2014	2,331,104

			$9,720,122

Telecommunications — 3.3%
		Alaska Communications Systems Holdings, Inc.
	2,612,663	Term Loan, 3.21%, Maturing February 1, 2012	$2,244,714
	8,111,697	Term Loan, 3.21%, Maturing February 1, 2012	6,969,303
		Asurion Corp.
	16,000,000	Term Loan, 4.33%, Maturing July 13, 2012	11,680,000
	2,000,000	Term Loan - Second Lien, 6.86%, Maturing January 13, 2013	1,120,000
		BCM Luxembourg, Ltd.
EUR	2,462,069	Term Loan, 3.65%, Maturing September 30, 2014	2,324,314
EUR	2,462,343	Term Loan, 3.90%, Maturing September 30, 2015	2,324,573

20

Principal
Amount*		Borrower/Tranche Description	Value
		Cellular South, Inc.
	2,981,250	Term Loan, 1.91%, Maturing May 29, 2014	$2,586,234
	6,834,656	Term Loan, 1.91%, Maturing May 29, 2014	5,929,064
		Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	3,825,000
	9,147,788	Term Loan, 3.51%, Maturing February 9, 2011	8,906,231
		CommScope, Inc.
	13,781,426	Term Loan, 3.68%, Maturing November 19, 2014	11,748,665
		FairPoint Communications, Inc.
	4,100,000	Term Loan, 5.75%, Maturing March 31, 2015	2,567,625
		Intelsat Subsidiary Holding Co.
	7,636,563	Term Loan, 3.93%, Maturing July 3, 2013	6,772,677
		IPC Systems, Inc.
	8,571,410	Term Loan, 3.71%, Maturing May 31, 2014	4,864,275
GBP	2,944,865	Term Loan, 5.05%, Maturing May 31, 2014	2,133,849
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867,100	Term Loan, 3.59%, Maturing December 26, 2014	6,331,833
		NTelos, Inc.
	5,819,939	Term Loan, 2.66%, Maturing August 24, 2011	5,227,033
		Palm, Inc.
	5,776,875	Term Loan, 3.91%, Maturing April 24, 2014	2,686,247
		Telesat Canada, Inc.
	2,791,157	Term Loan, 4.31%, Maturing October 22, 2014	2,258,844
	239,725	Term Loan, 4.46%, Maturing October 22, 2014	194,006
		Windstream Corp.
	4,322,217	Term Loan, 2.59%, Maturing July 17, 2013	3,933,217

			$96,627,704

Utilities — 1.7%
		AEI Finance Holding, LLC
	1,604,820	Revolving Loan, 3.41%, Maturing March 30, 2012	$958,880
	10,311,770	Term Loan, 4.46%, Maturing March 30, 2014	6,161,282
		BRSP, LLC
	12,216,729	Term Loan, 5.55%, Maturing July 13, 2009	10,445,304
		Covanta Energy Corp.
	4,819,262	Term Loan, 3.21%, Maturing February 9, 2014	4,331,312
	2,909,601	Term Loan, 3.95%, Maturing February 9, 2014	2,615,004
		NRG Energy, Inc.
	16,025,986	Term Loan, 2.66%, Maturing June 1, 2014	14,887,773
	7,894,815	Term Loan, 2.96%, Maturing June 1, 2014	7,334,102
		NSG Holdings, LLC
	202,483	Term Loan, 3.50%, Maturing June 15, 2014	172,111
	1,278,007	Term Loan, 3.50%, Maturing June 15, 2014	1,086,306
		TXU Texas Competitive Electric Holdings Co., LLC
	2,256,039	Term Loan, 3.91%, Maturing October 10, 2014	1,578,099
	1,283,538	Term Loan, 4.75%, Maturing October 10, 2014	898,798

			$50,468,971

Total Senior Floating-Rate Interests (identified cost $4,261,095,698)			$2,787,203,698

21

Corporate Bonds & Notes - 0.2%

Principal
Amount
(000’s omitted)	Security	Value
Commercial Services - 0.0%
	Environmental Systems Products Holdings, Inc., Junior Notes
$149	18.00%, 3/31/15(4)(6)	$107,680

		$107,680

Electronics/Electrical - 0.0%
	NXP BV/NXP Funding, LLC, Variable Rate
$6,300	3.844%, 10/15/13	$1,535,625

		$1,535,625

Radio and Television - 0.0%
	Paxson Communications Corp., Variable Rate
$3,000	4.344%, 1/15/12(7)	$483,750

		$483,750

Telecommunications - 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	5.246%, 6/15/13	$5,031,000

		$5,031,000

Total Corporate Bonds & Notes (identified cost $15,169,509)		$7,158,055

Common Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International(9)	$9,463

		$9,463

Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(4)(9)(10)	$0

		$0

Total Common Stocks (identified cost $1,051,450)		$9,463

Asset Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
$889	Alzette European CLO SA, Series 2004-1A, Class E2, 9.83%, 12/15/20(7)(8)	$436,629
3,846	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(7)(8)	3,435,147
1,140	Avalon Capital Ltd. 3, Series 1A, Class D, 4.103%, 2/24/19(7)(8)	154,698
1,500	Babson Ltd., Series 2005-1A, Class C1, 3.044%, 4/15/19(7)(8)	154,800
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.144%, 1/15/19(7)(8)	191,550
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 4.74%, 8/11/16(7)(8)	199,200
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 7.693%, 3/8/17(8)	164,800
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 3.044%, 1/15/18(7)(8)	216,200

Total Asset Backed Securities (identified cost $13,317,631)		$4,953,024

22

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
350	Hayes Lemmerz International, Series A, Convertible(9)(10)	$2,593

		$2,593

Commercial Services — 0.0%
1,138	Environmental Systems Products Holdings, Series A(4)(9)(10)	$26,140

		$26,140

Total Preferred Stocks (identified cost $37,415)		$28,733

Closed-End Investment Companies - 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$31,480

Total Closed-End Investment Companies (identified cost $72,148)		$31,480

Short-Term Investments - 4.4%

Interest
(000’s omitted)	Description	Value
$125,966	Cash Management Portfolio, 0.23%(11)	$125,965,672

Total Short-Term Investments (identified cost $125,965,672)		$125,965,672

Total Investments — 101.2% (identified cost $4,416,709,523)		$2,925,350,125

Less Unfunded Loan Commitments — (2.0)%		$(56,538,146)

Net Investments — 99.2% (identified cost $4,360,171,377)		$2,868,811,979

Other Assets, Less Liabilities — 0.8%		$23,265,032

Net Assets — 100.0%		$2,892,077,011

23

DIP	- Debtor in Possession

REIT	- Real Estate Investment Trust

CHF	- Swiss Franc

EUR	- Euro

GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	This Senior Loan will settle after January 31, 2009, at which time the interest rate will be determined.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $5,271,974 or 0.2% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(9)	Non-income producing security.

(10)	Restricted security.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $85,505.

24

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/27/09	British Pound Sterling	United States Dollar
	46,534,686	65,948,957	$(1,463,579)
2/27/09	Euro	United States Dollar
	155,903,776	204,184,057	4,638,349
2/27/09	Swiss Franc	United States Dollar
	12,791,371	11,064,338	32,758

			$3,207,528

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,360,405,751

Gross unrealized appreciation	$136,983
Gross unrealized depreciation	(1,491,730,755)

Net unrealized depreciation	$(1,491,593,772)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stock
Environmental Systems Products Holdings, Inc.	10/25/00	2,484	$0	(1)	$0

Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	1,138	19,915		26,140
Hayes Lemmerz International, Series A, Convertible	6/23/03	350	17,500		2,593

Total Restricted Securities			$37,415		$28,733

(1)	Less than $0.50.
The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

25

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments *
Level 1	Quoted Prices	$126,006,615	$—
Level 2	Other Significant Observable Inputs	2,739,320,046	3,207,528
Level 3	Significant Unobservable Inputs	3,485,318	—

Total		$2,868,811,979	$3,207,528

*	Other financial instruments include forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of October 31, 2008	$7,048,801
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(2,038,225)
Net purchases (sales)	3,657
Accrued discount (premium)	(949)
Net transfers to (from) Level 3	(1,527,966)

Balance as of January 31, 2009	$3,485,318

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well was industry and economic events. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance Floating Rate-Advantage Fund as of January 31, 2009 (Unaudited)
Eaton Vance Floating-Rate Advantage Fund (the Fund), a series of Eaton Vance Mutual Funds Trust invests all of its investable assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $964,237,575 and the Fund owned 99.99% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 128.6%(1)

Principal
Amount*		Borrower/Tranche Description	Value

Aerospace and Defense — 2.1%
		Atlantic Inertial Systems, Inc.
GBP	809,529	Term Loan, 4.63%, Maturing July 20, 2014	$985,463
		AWAS Capital, Inc.
	4,399,534	Term Loan, 3.25%, Maturing March 22, 2013	2,691,050
		Colt Defense, LLC
	1,468,402	Term Loan, 3.99%, Maturing July 9, 2014	1,284,852
		DAE Aviation Holdings, Inc.
	574,468	Term Loan, 4.42%, Maturing July 31, 2014	272,872
	566,308	Term Loan, 4.92%, Maturing July 31, 2014	268,996
		Evergreen International Aviation
	2,717,401	Term Loan, 9.00%, Maturing October 31, 2011	1,589,679
		Hawker Beechcraft Acquisition
	3,565,271	Term Loan, 3.46%, Maturing March 26, 2014	1,976,743
	186,335	Term Loan, 3.46%, Maturing March 26, 2014	103,312
		Hexcel Corp.
	1,531,348	Term Loan, 4.48%, Maturing March 1, 2012	1,347,586
		IAP Worldwide Services, Inc.
	581,179	Term Loan, 8.25%, Maturing December 30, 2012(2)	314,805
		Spirit AeroSystems, Inc.
	2,675,068	Term Loan, 2.91%, Maturing December 31, 2011	2,387,498
		TransDigm, Inc.
	3,000,000	Term Loan, 3.50%, Maturing June 23, 2013	2,625,000
		Vought Aircraft Industries, Inc.
	2,000,000	Revolving Loan, 2.48%, Maturing December 22, 2009(3)	1,410,000
	2,525,987	Term Loan, 2.91%, Maturing December 17, 2011	1,940,799
	666,667	Term Loan, 2.94%, Maturing December 17, 2011	443,333
		Wesco Aircraft Hardware Corp.
	1,000,000	Term Loan - Second Lien, 6.16%, Maturing September 29, 2014	705,000

			$20,346,988

Principal
Amount*		Borrower/Tranche Description	Value

Air Transport — 0.7%
		Delta Air Lines, Inc.
	4,932,443	Term Loan - Second Lien, 3.69%, Maturing April 30, 2014	$2,506,737
		Northwest Airlines, Inc.
	4,746,000	DIP Loan, 2.39%, Maturing August 21, 2009	4,010,370

			$6,517,107

Automotive — 4.4%
		Accuride Corp.
	5,855,002	Term Loan, 3.94%, Maturing January 31, 2012	$4,182,146
		Adesa, Inc.
	7,222,157	Term Loan, 3.22%, Maturing October 18, 2013	4,882,178
		Allison Transmission, Inc.
	871,915	Term Loan, 3.17%, Maturing September 30, 2014	570,171
		Chrysler Financial
	2,487,406	Term Loan, 6.00%, Maturing August 1, 2014	1,517,317
		CSA Acquisition Corp.
	920,259	Term Loan, 4.00%, Maturing December 23, 2011	380,373
	1,193,791	Term Loan, 4.00%, Maturing December 23, 2011	493,433
		Dayco Products, LLC
	4,521,708	Term Loan, 6.55%, Maturing June 21, 2011	1,526,076
		Federal-Mogul Corp.
	3,566,160	Term Loan, 2.36%, Maturing December 27, 2014	1,711,757
	2,760,907	Term Loan, 2.30%, Maturing December 27, 2015	1,325,236
		Financiere Truck (Investissement)
EUR	475,962	Term Loan, 6.97%, Maturing February 15, 2012	340,260
		Ford Motor Co.
	4,924,500	Term Loan, 5.00%, Maturing December 15, 2013	1,794,365
		Fraikin, Ltd.
GBP	690,864	Term Loan, 4.33%, Maturing February 15, 2012(3)	575,690
GBP	596,292	Term Loan, 4.33%, Maturing February 15, 2012	496,885
		General Motors Corp.
	8,232,310	Term Loan, 2.78%, Maturing November 29, 2013	3,666,811
		Goodyear Tire & Rubber Co.
		Term Loan - Second Lien, 2.14%, Maturing
	11,799,293	April 30, 2010	8,731,477
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 5.25%, Maturing May 30, 2014	60,062
EUR	1,862,545	Term Loan, 7.22%, Maturing May 30, 2014	1,263,946
		Keystone Automotive Operations, Inc.
	4,483,650	Term Loan, 4.71%, Maturing January 12, 2012	1,849,506

Principal
Amount*		Borrower/Tranche Description	Value

		Kwik Fit Group Ltd.
GBP	2,500,000	Term Loan, 3.85%, Maturing August 31, 2013	$1,452,218
		Locafroid Services S.A.S.
EUR	714,174	Term Loan, 2.50%, Maturing February 15, 2012(3)	510,556
		Tenneco Automotive, Inc.
	3,125,000	Term Loan, 3.43%, Maturing March 17, 2014	1,640,625
		TriMas Corp.
	375,000	Term Loan, 4.45%, Maturing August 2, 2011	228,750
	1,588,438	Term Loan, 3.04%, Maturing August 2, 2013	968,947
		United Components, Inc.
	2,779,297	Term Loan, 4.39%, Maturing June 30, 2010	2,021,939

			$42,190,724

Beverage and Tobacco — 0.5%
		Beverage Packaging Holdings
EUR	401,997	Term Loan, 4.70%, Maturing May 11, 2015	$350,651
EUR	401,998	Term Loan, 4.95%, Maturing May 11, 2016	350,651
		Culligan International Co.
EUR	3,000,000	Term Loan - Second Lien, 8.03%, Maturing May 31, 2013	1,032,322
		Liberator Midco, Ltd.
EUR	875,000	Term Loan, 4.02%, Maturing October 27, 2013	866,871
EUR	855,249	Term Loan, 4.40%, Maturing October 27, 2014	847,303
		Van Houtte, Inc.
	1,733,600	Term Loan, 3.96%, Maturing July 11, 2014	1,109,504
	236,400	Term Loan, 3.96%, Maturing July 11, 2014	151,296

			$4,708,598

Brokers, Dealers and Investment Houses — 0.5%
		AmeriTrade Holding Corp.
	5,577,782	Term Loan, 1.83%, Maturing December 31, 2012	$5,233,817

			$5,233,817

Building and Development — 5.8%
		401 North Wabash Venture, LLC
	3,590,037	Term Loan, 8.99%, Maturing May 7, 2009(3)	$2,692,528
		AIMCO Properties, L.P.
	7,875,000	Term Loan, 1.89%, Maturing March 23, 2011	5,906,250
		Banning Lewis Ranch Co., LLC
	5,250,000	Term Loan, 3.79%, Maturing December 3, 2012(3)	4,331,250
		Beacon Sales Acquisition, Inc.
	1,955,000	Term Loan, 3.31%, Maturing September 30, 2013	1,300,075
		Brickman Group Holdings, Inc.
	2,450,889	Term Loan, 2.41%, Maturing January 23, 2014	1,681,922

Principal
Amount*		Borrower/Tranche Description	Value

		Capital Automotive (REIT)
	3,000,130	Term Loan, 2.20%, Maturing December 16, 2010	$1,234,341
		Epco/Fantome, LLC
	4,488,000	Term Loan, 3.03%, Maturing November 23, 2010	4,218,720
		Financiere Daunou S.A.
	1,411,871	Term Loan, 3.94%, Maturing May 31, 2015	540,041
	1,430,448	Term Loan, 4.19%, Maturing February 28, 2016	547,147
		Forestar USA Real Estate Group, Inc.
	4,224,066	Revolving Loan, 4.36%, Maturing December 1, 2010(3)	3,484,855
	4,225,000	Term Loan, 4.34%, Maturing December 1, 2010	3,485,625
		Hearthstone Housing Partners II, LLC
	4,482,500	Revolving Loan, 2.10%, Maturing December 1, 2009(3)	2,279,351
		Hovstone Holdings, LLC
	2,205,000	Term Loan, 4.83%, Maturing July 1, 2009	1,190,259
		LNR Property Corp.
	1,718,000	Term Loan, 6.69%, Maturing July 3, 2011	924,856
		Materis
EUR	818,586	Term Loan, 4.15%, Maturing April 27, 2014	532,294
EUR	871,621	Term Loan, 4.52%, Maturing April 27, 2015	566,781
		Mueller Water Products, Inc.
	4,370,510	Term Loan, 2.77%, Maturing May 24, 2014	3,534,650
		NCI Building Systems, Inc.
	2,183,847	Term Loan, 2.18%, Maturing June 18, 2010	1,965,463
		Panolam Industries Holdings, Inc.
	2,103,590	Term Loan, 3.16%, Maturing September 30, 2012	1,241,118
		South Edge, LLC
	4,475,000	Term Loan, 0.00%, Maturing October 31, 2009(4)	701,085
		TRU 2005 RE Holding Co.
	13,750,000	Term Loan, 3.45%, Maturing December 9, 2009	6,642,969
		United Subcontractors, Inc.
	2,704,367	Term Loan - Second Lien, 11.69%, Maturing June 27, 2013(2)(5)	108,175
		WCI Communities, Inc.
	6,220,272	Term Loan, 5.70%, Maturing December 23, 2010	3,623,309
		Wintergames Acquisition ULC
	5,479,074	Term Loan, 7.91%, Maturing April 24, 2009	3,588,793

			$56,321,857

Business Equipment and Services — 9.4%
		Activant Solutions, Inc.
	2,140,596	Term Loan, 3.44%, Maturing May 1, 2013	$1,043,541
		Affiliated Computer Services
	1,930,096	Term Loan, 2.40%, Maturing March 20, 2013	1,783,530

Principal
Amount*		Borrower/Tranche Description	Value

	6,386,250	Term Loan, 2.40%, Maturing March 20, 2013	$5,901,297
		Affinion Group, Inc.
	6,764,971	Term Loan, 4.65%, Maturing October 17, 2012	4,955,341
		Allied Barton Security Service
	1,446,650	Term Loan, 6.75%, Maturing February 21, 2015	1,287,518
		Education Management, LLC
	5,690,055	Term Loan, 3.25%, Maturing June 1, 2013	4,364,273
		Info USA, Inc.
	1,940,400	Term Loan, 3.46%, Maturing February 14, 2012	1,503,810
		Intergraph Corp.
	837,381	Term Loan, 4.18%, Maturing May 29, 2014	679,325
	2,000,000	Term Loan - Second Lien, 8.18%, Maturing November 29, 2014	1,620,000
		iPayment, Inc.
	2,857,372	Term Loan, 2.96%, Maturing May 10, 2013	1,885,865
		ista International GmbH
EUR	3,545,609	Term Loan, 5.09%, Maturing May 14, 2015	2,943,301
EUR	704,391	Term Loan, 5.09%, Maturing May 14, 2015	584,733
		Kronos, Inc.
	2,546,172	Term Loan, 3.71%, Maturing June 11, 2014	1,775,955
		Language Line, Inc.
	6,605,735	Term Loan, 4.71%, Maturing June 11, 2011	5,647,903
		Mitchell International, Inc.
	1,000,000	Term Loan - Second Lien, 6.75%, Maturing March 28, 2015	590,000
		N.E.W. Holdings I, LLC
	4,735,414	Term Loan, 4.24%, Maturing May 22, 2014	2,967,527
		Protection One, Inc.
	3,161,859	Term Loan, 2.66%, Maturing March 31, 2012	2,213,301
		Quantum Corp.
	887,063	Term Loan, 4.96%, Maturing July 12, 2014	665,297
		Quintiles Transnational Corp.
	4,643,064	Term Loan, 3.46%, Maturing March 31, 2013	4,016,250
		RiskMetrics Group Holdings, LLC
	3,511,650	Term Loan, 3.46%, Maturing January 11, 2014	3,072,694
		Sabre, Inc.
	12,884,245	Term Loan, 2.88%, Maturing September 30, 2014	5,902,595
		Serena Software, Inc.
	1,540,000	Term Loan, 3.10%, Maturing March 10, 2013	931,700
		Sitel (Client Logic)
	4,758,204	Term Loan, 6.58%, Maturing January 29, 2014	2,950,086
		Solera Nederland Holdings
	2,601,687	Term Loan, 3.75%, Maturing May 15, 2014	1,873,215

Principal
Amount*		Borrower/Tranche Description	Value

		SunGard Data Systems, Inc.
	17,089,414	Term Loan, 3.71%, Maturing February 11, 2013	$13,366,366
	1,695,750	Term Loan, 6.75%, Maturing February 28, 2014	1,541,013
		TDS Investor Corp.
	4,957,361	Term Loan, 3.04%, Maturing August 23, 2013	2,875,270
	3,940,000	Term Loan, 3.71%, Maturing August 23, 2013	2,285,200
	994,697	Term Loan, 3.71%, Maturing August 23, 2013	576,925
EUR	1,052,910	Term Loan, 5.22%, Maturing August 23, 2013	690,925
		Transaction Network Services, Inc.
	1,821,846	Term Loan, 2.43%, Maturing May 4, 2012	1,589,561
		Valassis Communications, Inc.
	1,334,397	Term Loan, 3.21%, Maturing March 2, 2014	879,034
		VWR International, Inc.
	400,000	Term Loan, 2.91%, Maturing June 28, 2013	296,000
		West Corp.
	7,034,518	Term Loan, 2.78%, Maturing October 24, 2013	5,056,059

			$90,315,410

Cable and Satellite Television — 9.7%
		Atlantic Broadband Finance, LLC
	5,413,713	Term Loan, 3.71%, Maturing February 10, 2011	$4,700,905
		Bresnan Broadband Holdings, LLC
	1,447,000	Term Loan, 3.13%, Maturing March 29, 2014	1,193,775
	3,000,000	Term Loan, 4.41%, Maturing March 29, 2014	2,475,000
		Casema
EUR	1,000,000	Term Loan - Second Lien, 6.02%, Maturing May 14, 2016	918,687
		Cequel Communications, LLC
	11,990,903	Term Loan, 2.57%, Maturing November 5, 2013	9,616,273
	1,000,000	Term Loan - Second Lien, 7.69%, Maturing May 5, 2014	457,000
		Charter Communications Operating, Inc.
	18,672,993	Term Loan, 3.44%, Maturing April 28, 2013	14,331,522
		CSC Holdings, Inc.
	9,336,000	Term Loan, 2.08%, Maturing March 29, 2013	8,445,187
		DirectTV Holdings, LLC
	1,699,018	Term Loan, 1.91%, Maturing April 13, 2013	1,570,985
		Foxco Acquisition Sub., LLC
	1,496,250	Term Loan, 7.25%, Maturing July 2, 2015	822,937
		Insight Midwest Holdings, LLC
	7,838,125	Term Loan, 2.45%, Maturing April 6, 2014	6,858,359

Principal
Amount*		Borrower/Tranche Description	Value

		Mediacom Broadband Group
	1,925,847	Term Loan, 2.06%, Maturing January 31, 2015	$1,636,970
		Mediacom Illinois, LLC
	2,700,000	Term Loan, 1.56%, Maturing September 30, 2012	2,335,500
	5,905,807	Term Loan, 2.06%, Maturing January 31, 2015	4,872,290
		NTL Investment Holdings, Ltd.
	3,295,583	Term Loan, 4.63%, Maturing March 30, 2012	2,669,422
GBP	763,460	Term Loan, 5.80%, Maturing March 30, 2012	850,550
GBP	1,388,164	Term Loan, 5.89%, Maturing March 30, 2012	1,546,515
GBP	1,187,641	Term Loan, 5.89%, Maturing March 30, 2012	1,323,118
GBP	1,501,472	Term Loan, 5.22%, Maturing September 3, 2012	1,672,749
GBP	1,000,000	Term Loan, 8.74%, Maturing March 30, 2013	938,098
		Orion Cable GmbH
EUR	872,189	Term Loan, 7.69%, Maturing October 31, 2014	647,715
EUR	872,189	Term Loan, 8.41%, Maturing October 31, 2015	654,695
		ProSiebenSat.1 Media AG
EUR	1,071,555	Term Loan, 4.59%, Maturing March 2, 2015	134,915
EUR	219,923	Term Loan, 5.95%, Maturing June 26, 2015	137,205
EUR	5,315,144	Term Loan, 5.95%, Maturing June 26, 2015	3,315,985
EUR	1,071,555	Term Loan, 4.84%, Maturing March 2, 2016	134,915
		San Juan Cable, LLC
	970,026	Term Loan, 4.21%, Maturing October 31, 2012	645,067
		UPC Broadband Holding B.V.
EUR	14,151,329	Term Loan, 4.64%, Maturing October 16, 2011	13,045,940
	2,456,905	Term Loan, 2.20%, Maturing December 31, 2014	1,983,951
		YPSO Holding SA
EUR	2,480,686	Term Loan, 4.27%, Maturing July 28, 2014	1,724,829
EUR	957,339	Term Loan, 4.27%, Maturing July 28, 2014	665,641
EUR	1,561,975	Term Loan, 4.27%, Maturing July 28, 2014	1,086,046

			$93,412,746

Chemicals and Plastics — 8.5%
		AZ Chem US, Inc.
	929,232	Term Loan, 2.41%, Maturing February 28, 2013	$639,621
		Brenntag Holding GmbH and Co. KG
	883,636	Term Loan, 2.33%, Maturing December 23, 2013	689,236
	3,616,364	Term Loan, 3.14%, Maturing December 23, 2013	2,820,764
EUR	2,117,647	Term Loan, 4.57%, Maturing December 23, 2013	2,140,526
EUR	496,877	Term Loan, 4.82%, Maturing December 23, 2014	502,245

Principal
Amount*		Borrower/Tranche Description	Value

EUR	385,476	Term Loan, 4.82%, Maturing December 23, 2014	$389,640
	1,000,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	610,000
		Celanese Holdings, LLC
	2,500,000	Term Loan, 1.95%, Maturing April 2, 2014	2,054,167
	10,212,639	Term Loan, 2.94%, Maturing April 2, 2014	8,391,388
		Cognis GmbH
EUR	2,510,246	Term Loan, 5.33%, Maturing September 15, 2013	2,089,177
EUR	614,754	Term Loan, 5.33%, Maturing September 15, 2013	511,635
		Columbian Chemicals Acquisition
	433,024	Term Loan, 4.71%, Maturing March 16, 2013	242,493
		Ferro Corp.
	6,158,861	Term Loan, 3.05%, Maturing June 6, 2012	5,019,471
		Foamex International, Inc.
	3,248,628	Term Loan, 4.27%, Maturing February 12, 2013	1,017,902
		Georgia Gulf Corp.
	1,981,664	Term Loan, 7.52%, Maturing October 3, 2013	1,015,603
		Hexion Specialty Chemicals, Inc.
EUR	742,332	Term Loan, 4.94%, Maturing May 5, 2012	361,183
	11,740,342	Term Loan, 3.69%, Maturing May 5, 2013	4,989,645
	2,550,336	Term Loan, 3.75%, Maturing May 5, 2013	1,083,893
	3,940,000	Term Loan, 3.75%, Maturing June 15, 2014	1,635,100
		INEOS Group
EUR	1,410,353	Term Loan, 9.78%, Maturing December 14, 2011	696,743
EUR	74,341	Term Loan, 9.78%, Maturing December 14, 2011	36,726
EUR	1,410,353	Term Loan, 10.28%, Maturing December 14, 2011	696,743
EUR	74,341	Term Loan, 10.28%, Maturing December 14, 2011	36,726
	1,815,675	Term Loan, 7.70%, Maturing December 14, 2012	744,427
	2,551,746	Term Loan, 8.20%, Maturing December 14, 2013	982,422
	2,484,324	Term Loan, 8.70%, Maturing December 14, 2014	978,203
		Innophos, Inc.
	1,055,416	Term Loan, 3.41%, Maturing August 10, 2010	1,013,200
		Invista B.V.
	6,747,484	Term Loan, 4.50%, Maturing April 29, 2011	5,330,513
	1,959,067	Term Loan, 4.50%, Maturing April 29, 2011	1,547,663
		ISP Chemco, Inc.
	6,685,607	Term Loan, 2.81%, Maturing June 4, 2014	5,025,350
		Kleopatra
	3,347,500	Term Loan, 4.25%, Maturing January 3, 2016	1,696,068
EUR	1,900,000	Term Loan, 6.16%, Maturing January 3, 2016	1,283,281

Principal
Amount*		Borrower/Tranche Description	Value

		Kranton Polymers, LLC
	4,496,763	Term Loan, 3.44%, Maturing May 12, 2013	$2,345,813
		Lucite International Group Holdings
	1,768,769	Term Loan, 3.43%, Maturing July 7, 2013	1,591,892
	626,340	Term Loan, 3.43%, Maturing July 7, 2013	563,706
		MacDermid, Inc.
EUR	1,193,688	Term Loan, 4.02%, Maturing April 12, 2014	687,779
		Millenium Inorganic Chemicals
	3,957,008	Term Loan, 3.71%, Maturing April 30, 2014	2,631,410
		Momentive Performance Material
	4,735,922	Term Loan, 2.69%, Maturing December 4, 2013	3,394,079
		Propex Fabrics, Inc.
	2,596,220	Term Loan, 7.25%, Maturing July 31, 2012(2)	577,659
		Rockwood Specialties Group, Inc.
	7,918,296	Term Loan, 1.91%, Maturing December 10, 2012	6,983,938
		Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 5.82%, Maturing November 16, 2015	669,833
EUR	824,121	Term Loan, 5.82%, Maturing November 16, 2015	622,465
EUR	289,045	Term Loan, 5.82%, Maturing November 16, 2015	218,318
		Solo Cup Co.
	3,531,280	Term Loan, 5.08%, Maturing February 27, 2011	3,077,260
		TPG Spring UK, Ltd.
EUR	2,333,527	Term Loan, 0.00% Maturing June 27, 2013(2)(4)	727,042
EUR	2,336,419	Term Loan, 0.00%, Maturing June 27, 2013(2)(4)	727,943
		Wellman, Inc.
	3,301,774	Term Loan, 0.00%, Maturing February 10, 2009(4)(5)	960,816

			$82,051,707

Clothing/Textiles — 0.7%
		Hanesbrands, Inc.
	2,305,028	Term Loan, 3.01%, Maturing September 5, 2013	$2,086,050
	2,025,000	Term Loan - Second Lien, 4.91%, Maturing March 5, 2014	1,704,376
		St. John Knits International, Inc.
	1,924,442	Term Loan, 3.41%, Maturing March 23, 2012	1,298,999
		The William Carter Co.
	2,193,789	Term Loan, 2.03%, Maturing July 14, 2012	1,908,597

			$6,998,022

Conglomerates — 3.6%
		Amsted Industries, Inc.
	1,600,093	Term Loan, 3.23%, Maturing October 15, 2010	$1,112,065

Principal
Amount*		Borrower/Tranche Description	Value

		Doncasters (Dunde HoldCo 4 Ltd.)
	1,416,569	Term Loan, 2.94%, Maturing July 13, 2015	$982,154
	1,416,569	Term Loan, 3.44%, Maturing July 13, 2015	982,154
GBP	641,409	Term Loan, 4.56%, Maturing July 13, 2015	644,473
GBP	641,409	Term Loan, 5.06%, Maturing July 13, 2015	644,473
		Jarden Corp.
	5,442,515	Term Loan, 3.21%, Maturing January 24, 2012	4,666,957
	1,284,234	Term Loan, 3.21%, Maturing January 24, 2012	1,101,231
	1,970,004	Term Loan, 3.96%, Maturing January 24, 2012	1,731,633
		Johnson Diversey, Inc.
	1,039,452	Term Loan, 5.19%, Maturing December 16, 2010	925,112
	4,904,526	Term Loan, 5.19%, Maturing December 16, 2011	4,365,028
		Polymer Group, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(3)	1,700,000
	5,232,905	Term Loan, 3.35%, Maturing November 22, 2012	3,950,843
		RBS Global, Inc.
	1,076,063	Term Loan, 2.94%, Maturing July 19, 2013	847,399
	3,877,869	Term Loan, 3.33%, Maturing July 19, 2013	3,053,822
		RGIS Holdings, LLC
	5,581,667	Term Loan, 3.30%, Maturing April 30, 2014	3,942,052
	279,083	Term Loan, 3.96%, Maturing April 30, 2014	197,103
		The Manitowoc Company, Inc.
	2,800,000	Term Loan, 6.50%, Maturing August 21, 2014	2,180,500
		US Investigations Services, Inc.
	1,974,937	Term Loan, 4.28%, Maturing February 21, 2015	1,561,188

			$34,588,187

Containers and Glass Products — 4.8%
		Berry Plastics Corp.
	6,135,264	Term Loan, 2.42%, Maturing April 3, 2015	$4,524,757
		Consolidated Container Co.
	893,951	Term Loan, 2.58%, Maturing March 28, 2014	542,628
	1,500,000	Term Loan - Second Lien, 5.86%, Maturing September 28, 2014	390,937
		Crown Americas, Inc.
	1,333,750	Term Loan, 2.08%, Maturing November 15, 2012	1,190,372
EUR	970,000	Term Loan, 4.08%, Maturing November 15, 2012	1,006,010
		Graham Packaging Holdings Co.
	8,868,466	Term Loan, 4.51%, Maturing October 7, 2011	7,158,821
		Graphic Packaging International, Inc.
	6,148,239	Term Loan, 3.09%, Maturing May 16, 2014	5,081,520

Principal
Amount*		Borrower/Tranche Description	Value

	1,970,453	Term Loan, 3.86%, Maturing May 16, 2014	$1,696,438
		JSG Acquisitions
EUR	5,500,000	Term Loan, 4.59%, Maturing December 31, 2014	4,504,367
EUR	5,500,000	Term Loan, 4.59%, Maturing December 31, 2014	4,504,367
		OI European Group B.V.
EUR	3,830,000	Term Loan, 3.83%, Maturing June 14, 2013	4,143,823
		Owens-Brockway Glass Container
	4,787,500	Term Loan, 1.83%, Maturing June 14, 2013	4,153,156
		Pregis Corp.
EUR	2,418,750	Term Loan, 7.64%, Maturing October 12, 2012	2,059,483
		Smurfit-Stone Container Corp.
	1,986,462	Term Loan, 2.43%, Maturing November 1, 2011	1,329,275
	2,016,115	Term Loan, 3.78%, Maturing November 1, 2011	1,349,118
	4,331,714	Term Loan, 3.86%, Maturing November 1, 2011	2,848,102

			$46,483,174

Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
	1,000,000	Term Loan - Second Lien, 6.66%, Maturing July 31, 2014	$665,000
		Bausch & Lomb, Inc.
	227,586	Term Loan, 3.43%, Maturing April 30, 2015(3)	191,253
	901,239	Term Loan, 4.71%, Maturing April 30, 2015	757,362
		Prestige Brands, Inc.
	4,750,145	Term Loan, 2.66%, Maturing April 7, 2011	4,156,377

			$5,769,992

Drugs — 1.6%
		Chattem, Inc.
	1,120,875	Term Loan, 2.84%, Maturing January 2, 2013	$1,008,788
		Graceway Pharmaceuticals, LLC
	5,292,500	Term Loan, 4.21%, Maturing May 3, 2012	3,475,410
		Pharmaceutical Holdings Corp.
	1,197,314	Term Loan, 3.70%, Maturing January 30, 2012	999,757
		Stiefel Laboratories, Inc.
	1,799,662	Term Loan, 3.41%, Maturing December 28, 2013	1,502,718
	2,352,892	Term Loan, 3.41%, Maturing December 28, 2013	1,964,665
		Warner Chilcott Corp.
	1,967,454	Term Loan, 3.46%, Maturing January 18, 2012	1,765,298
	5,412,294	Term Loan, 3.46%, Maturing January 18, 2012	4,856,181

			$15,572,817

Principal
Amount*		Borrower/Tranche Description	Value

Ecological Services and Equipment — 1.4%
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 5.22%, Maturing April 1, 2015	$3,937,230
		Environmental Systems Products Holdings, Inc.
	233,025	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	152,771
		Kemble Water Structure, Ltd.
GBP	6,500,000	Term Loan, 10.16%, Maturing October 13, 2013	6,377,205
		Sensus Metering Systems, Inc.
	3,060,888	Term Loan, 3.13%, Maturing December 17, 2010	2,785,408

			$13,252,614

Electronics/Electrical — 2.5%
		Aspect Software, Inc.
	4,797,000	Term Loan, 4.56%, Maturing July 11, 2011	$2,494,440
		FCI International S.A.S.
	685,705	Term Loan, 4.15%, Maturing November 1, 2013	488,565
	660,143	Term Loan, 4.15%, Maturing November 1, 2013	470,352
	660,143	Term Loan, 4.15%, Maturing November 1, 2013	470,352
	685,705	Term Loan, 4.15%, Maturing November 1, 2013	488,565
		Freescale Semiconductor, Inc.
	2,582,973	Term Loan, 3.93%, Maturing December 1, 2013	1,336,688
		Infor Enterprise Solutions Holdings
	7,933,111	Term Loan, 5.21%, Maturing July 28, 2012	4,680,535
	4,139,014	Term Loan, 5.21%, Maturing July 28, 2012	2,442,018
EUR	1,960,000	Term Loan, 5.96%, Maturing July 28, 2012	1,424,189
	500,000	Term Loan - Second Lien, 6.96%, Maturing March 2, 2014	107,500
		Network Solutions, LLC
	2,254,504	Term Loan, 3.26%, Maturing March 7, 2014	1,296,340
		Open Solutions, Inc.
	5,478,416	Term Loan, 3.26%, Maturing January 23, 2014	2,246,150
		Sensata Technologies Finance Co.
	2,388,750	Term Loan, 2.93%, Maturing April 27, 2013	1,249,615
		Spectrum Brands, Inc.
	48,479	Term Loan, 4.45%, Maturing March 30, 2013	30,178
	944,367	Term Loan, 5.90%, Maturing March 30, 2013	587,868
		VeriFone, Inc.
	230,000	Term Loan, 3.16%, Maturing October 31, 2013	173,650
		Vertafore, Inc.
	4,863,375	Term Loan, 4.66%, Maturing January 31, 2012	3,671,848

			$23,658,853

Principal
Amount*		Borrower/Tranche Description	Value

Equipment Leasing — 0.3%
		The Hertz Corp.
	4,309,613	Term Loan, 2.15%, Maturing December 21, 2012	$2,768,926
	785,140	Term Loan, 3.28%, Maturing December 21, 2012	504,452

			$3,273,378

Farming/Agriculture — 0.5%
		BF Bolthouse HoldCo, LLC
	1,978,348	Term Loan, 2.75%, Maturing December 16, 2012	$1,562,895
	1,000,000	Term Loan - Second Lien, 5.91%, Maturing December 16, 2013	612,500
		Central Garden & Pet Co.
	3,389,744	Term Loan, 1.89%, Maturing February 28, 2014	2,343,160

			$4,518,555

Financial Intermediaries — 1.8%
		Citco III, Ltd.
	5,261,313	Term Loan, 3.58%, Maturing June 30, 2014	$3,367,240
		E.A. Viner International Co.
	190,650	Term Loan, 5.96%, Maturing July 31, 2013	109,624
		Grosvenor Capital Management
	1,449,911	Term Loan, 3.07%, Maturing December 5, 2013	768,453
		INVESTools, Inc.
	1,386,667	Term Loan, 3.66%, Maturing August 13, 2012	1,164,800
		Jupiter Asset Management Group
GBP	1,364,884	Term Loan, 5.29%, Maturing June 30, 2015	1,024,599
		LPL Holdings, Inc.
	11,696,638	Term Loan, 2.79%, Maturing December 18, 2014	8,421,580
		Nuveen Investments, Inc.
	1,389,500	Term Loan, 3.78%, Maturing November 2, 2014	670,434
		Oxford Acquisition III, Ltd.
	2,979,595	Term Loan, 2.88%, Maturing May 24, 2014	1,260,369
		RJO Holdings Corp. (RJ O’Brien)
	1,505,938	Term Loan, 3.43%, Maturing July 31, 2014	700,261

			$17,487,360

Food Products — 3.6%
		Advantage Sales & Marketing, Inc.
	6,467,978	Term Loan, 2.70%, Maturing March 29, 2013	$4,737,794
		American Seafoods Group, LLC
	1,929,203	Term Loan, 2.16%, Maturing September 30, 2012	1,668,760
		B&G Foods, Inc.
	1,130,435	Term Loan, 4.20%, Maturing February 23, 2013	1,028,696
		BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 3.70%, Maturing December 31, 2013	1,505,356

Principal
Amount*		Borrower/Tranche Description	Value

		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 7.61%, Maturing December 31, 2013	$782,790
EUR	961,151	Term Loan, 6.04%, Maturing December 31, 2014	752,380
		Dean Foods Co.
	9,067,802	Term Loan, 2.95%, Maturing April 2, 2014	8,201,319
		Dole Food Company, Inc.
	552,051	Term Loan, 2.48%, Maturing April 12, 2013	461,356
	312,269	Term Loan, 2.79%, Maturing April 12, 2013	260,967
	2,056,780	Term Loan, 2.94%, Maturing April 12, 2013	1,718,880
		Pinnacle Foods Finance, LLC
	3,000,000	Revolving Loan, 3.20%, Maturing April 2, 2013(3)	1,800,000
	8,536,739	Term Loan, 3.20%, Maturing April 2, 2014	6,736,913
		Reddy Ice Group, Inc.
	7,975,000	Term Loan, 2.09%, Maturing August 9, 2012	4,625,500
		Ruby Acquisitions, Ltd.
GBP	770,085	Term Loan, 6.71%, Maturing January 5, 2015	846,306

			$35,127,017

Food Service — 2.4%
		AFC Enterprises, Inc.
	1,054,861	Term Loan, 3.75%, Maturing May 23, 2009	$854,437
		Aramark Corp.
	301,080	Term Loan, 3.33%, Maturing January 26, 2014	264,867
	4,868,574	Term Loan, 3.33%, Maturing January 26, 2014	4,282,992
		Buffets, Inc.
	2,217,101	DIP Loan, 19.00%, Maturing April 30, 2009	2,161,673
	1,341,542	Term Loan, 7.66%, Maturing April 30, 2009(2)	415,878
	133,656	Term Loan, 7.66%, Maturing April 30, 2009(2)	41,433
	405,464	Term Loan, 8.81%, Maturing May 1, 2013	85,823
	2,790,524	Term Loan, 7.66%, Maturing November 1, 2013(2)	590,662
		CBRL Group, Inc.
	4,462,906	Term Loan, 4.70%, Maturing April 27, 2013	3,347,179
		JRD Holdings, Inc.
	2,082,813	Term Loan, 2.64%, Maturing June 26, 2014	1,832,875
		Maine Beverage Co., LLC
	1,613,839	Term Loan, 3.19%, Maturing June 30, 2010	1,315,279
		NPC International, Inc.
	1,965,030	Term Loan, 2.76%, Maturing May 3, 2013	1,591,675
		OSI Restaurant Partners, LLC
	197,368	Term Loan, 4.35%, Maturing May 9, 2013	91,653
	2,195,987	Term Loan, 2.69%, Maturing May 9, 2014	1,019,762

Principal
Amount*		Borrower/Tranche Description	Value

		QCE Finance, LLC
	4,199,849	Term Loan, 3.75%, Maturing May 5, 2013	$2,363,915
		Sagittarius Restaurants, LLC
	1,141,070	Term Loan, 9.50%, Maturing March 29, 2013	410,785
		Selecta
GBP	2,500,000	Term Loan, 5.34%, Maturing June 28, 2015	2,517,985

			$23,188,873

Food/Drug Retailers — 2.5%
		General Nutrition Centers, Inc.
	4,526,924	Term Loan, 3.71%, Maturing September 16, 2013	$3,100,943
		Pantry, Inc. (The)
	2,580,100	Term Loan, 2.16%, Maturing May 15, 2014	1,967,326
	742,784	Term Loan, 2.16%, Maturing May 15, 2014	566,373
		Rite Aid Corp.
	12,704,000	Term Loan, 2.14%, Maturing June 1, 2014	8,003,520
	2,468,813	Term Loan, 6.00%, Maturing June 4, 2014	1,777,545
		Roundy’s Supermarkets, Inc.
	10,851,721	Term Loan, 3.19%, Maturing November 3, 2011	8,911,976

			$24,327,683

Forest Products — 1.8%
		Appleton Papers, Inc.
	4,383,250	Term Loan, 3.54%, Maturing June 5, 2014	$3,254,563
		Georgia-Pacific Corp.
	4,103,503	Term Loan, 3.23%, Maturing December 20, 2012	3,552,095
	7,908,976	Term Loan, 4.10%, Maturing December 20, 2012	6,846,207
		Newpage Corp.
	2,861,050	Term Loan, 5.31%, Maturing December 5, 2014	1,664,179
		Xerium Technologies, Inc.
	2,908,846	Term Loan, 6.96%, Maturing May 18, 2012	1,614,409

			$16,931,453

Healthcare — 11.2%
		Accellent, Inc.
	2,657,947	Term Loan, 4.70%, Maturing November 22, 2012	$2,046,619
		Advanced Medical Optics, Inc.
	987,679	Term Loan, 4.38%, Maturing April 2, 2014	953,111
		Alliance Imaging, Inc.
	1,821,086	Term Loan, 4.11%, Maturing December 29, 2011	1,579,792
		American Medical Systems
	3,228,511	Term Loan, 2.69%, Maturing July 20, 2012	2,808,805
		AMN Healthcare, Inc.
	867,225	Term Loan, 3.21%, Maturing November 2, 2011	767,494

Principal
Amount*		Borrower/Tranche Description	Value

		AMR HoldCo, Inc.
	1,620,664	Term Loan, 4.17%, Maturing February 10, 2012	$1,434,287
		Biomet, Inc.
	4,419,063	Term Loan, 4.46%, Maturing December 26, 2014	3,948,923
EUR	1,056,326	Term Loan, 5.96%, Maturing December 26, 2014	1,210,505
		Capio AB
EUR	339,606	Term Loan, 4.50%, Maturing April 24, 2015	323,950
EUR	408,268	Term Loan, 4.50%, Maturing April 24, 2015	389,446
EUR	339,606	Term Loan, 4.63%, Maturing April 16, 2016	323,950
EUR	304,490	Term Loan, 4.63%, Maturing April 24, 2016	290,453
		Cardinal Health 409, Inc.
	5,983,875	Term Loan, 3.71%, Maturing April 10, 2014	3,804,745
		Carestream Health, Inc.
	5,457,450	Term Loan, 2.84%, Maturing April 30, 2013	4,265,909
		Carl Zeiss Vision Holding GmbH
	3,700,889	Term Loan, 2.91%, Maturing March 23, 2015	1,732,016
		Community Health Systems, Inc.
	362,914	Term Loan, 2.95%, Maturing July 25, 2014	308,613
	7,089,206	Term Loan, 4.45%, Maturing July 25, 2014	6,028,484
		Concentra, Inc.
	2,167,000	Term Loan, 3.71%, Maturing June 25, 2014	1,311,035
		ConMed Corp.
	1,033,427	Term Loan, 1.91%, Maturing April 13, 2013	868,078
		CRC Health Corp.
	1,368,500	Term Loan, 3.71%, Maturing February 6, 2013	878,121
	1,472,551	Term Loan, 3.71%, Maturing February 6, 2013	944,888
		Dako (Eqt Project Delphi)
EUR	1,336,866	Term Loan, 4.76%, Maturing June 12, 2015	791,672
		DaVita, Inc.
	7,807,224	Term Loan, 2.32%, Maturing October 5, 2012	7,185,433
		Gambro Holding AB
	1,292,918	Term Loan, 5.62%, Maturing June 5, 2014	726,189
	1,292,918	Term Loan, 6.12%, Maturing June 5, 2015	726,189
		HCA, Inc.
	21,358,749	Term Loan, 3.71%, Maturing November 18, 2013	17,720,479
		Health Management Association, Inc.
	9,225,355	Term Loan, 3.21%, Maturing February 28, 2014	6,622,486
		HealthSouth Corp.
	2,599,288	Term Loan, 4.43%, Maturing March 10, 2013	2,285,208
		Iasis Healthcare, LLC
	966,922	Term Loan, 2.41%, Maturing March 14, 2014	831,553
	2,794,307	Term Loan, 2.41%, Maturing March 14, 2014	2,403,104

Principal
Amount*		Borrower/Tranche Description	Value

	259,141	Term Loan, 2.42%, Maturing March 14, 2014	$222,862
		IM U.S. Holdings, LLC
	3,866,125	Term Loan, 2.84%, Maturing June 26, 2014	3,334,533
		Invacare Corp.
	2,232,000	Term Loan, 3.28%, Maturing February 12, 2013	1,819,080
		inVentiv Health, Inc.
	2,144,461	Term Loan, 3.21%, Maturing July 6, 2014	1,817,431
		LifePoint Hospitals, Inc.
	2,287,616	Term Loan, 3.82%, Maturing April 15, 2012	2,058,854
		MultiPlan Merger Corp.
	1,490,360	Term Loan, 2.94%, Maturing April 12, 2013	1,135,158
	1,180,324	Term Loan, 2.94%, Maturing April 12, 2013	899,013
		National Mentor Holdings, Inc.
	3,129,360	Term Loan, 3.46%, Maturing June 29, 2013	2,034,084
	190,400	Term Loan, 4.59%, Maturing June 29, 2013	123,760
		Nyco Holdings
EUR	3,321,027	Term Loan, 5.24%, Maturing December 29, 2014	2,798,214
EUR	3,321,027	Term Loan, 5.99%, Maturing December 29, 2015	2,798,214
		RadNet Management, Inc.
	1,617,012	Term Loan, 6.45%, Maturing November 15, 2012	1,293,610
		ReAble Therapeutics Finance, LLC
	4,489,765	Term Loan, 3.46%, Maturing November 16, 2013	3,883,647
		Select Medical Holdings Corp.
	6,061,644	Term Loan, 4.15%, Maturing February 24, 2012	4,803,853
		Sunrise Medical Holdings, Inc.
	1,656,071	Term Loan, 5.15%, Maturing May 13, 2010	931,540
		Vanguard Health Holding Co., LLC
	2,821,948	Term Loan, 3.27%, Maturing September 23, 2011	2,436,752
		Viant Holdings, Inc.
	731,307	Term Loan, 3.71%, Maturing June 25, 2014	376,623

			$108,278,765

Home Furnishings — 1.7%
		Hunter Fan Co.
	1,415,093	Term Loan, 4.74%, Maturing April 16, 2014	$795,990
		Interline Brands, Inc.
	2,755,435	Term Loan, 2.04%, Maturing June 23, 2013	1,763,478
	1,913,043	Term Loan, 2.04%, Maturing June 23, 2013	1,224,348
		National Bedding Co., LLC
	1,848,549	Term Loan, 3.01%, Maturing August 31, 2011	845,711
		Oreck Corp.
	1,239,095	Term Loan, 4.93%, Maturing February 2, 2012(5)	484,486

Principal
Amount*		Borrower/Tranche Description	Value

		Sanitec, Ltd. Oy
EUR	2,943,828	Term Loan, 0.00%, Maturing April 7, 2013(4)	$932,040
EUR	2,943,828	Term Loan, 0.00%, Maturing April 7, 2014(4)	932,040
		Sealy Mattress Co.
	3,470,343	Term Loan, 4.94%, Maturing August 25, 2012	2,637,461
		Simmons Co.
	8,777,717	Term Loan, 9.51%, Maturing December 19, 2011	6,671,065
	2,000,000	Term Loan, 8.35%, Maturing February 15, 2012	120,000

			$16,406,619

Industrial Equipment — 2.2%
		CEVA Group PLC U.S.
	3,459,165	Term Loan, 3.39%, Maturing January 4, 2014	$2,000,549
	413,158	Term Loan, 4.46%, Maturing January 4, 2014	238,943
EUR	261,142	Term Loan, 4.77%, Maturing January 4, 2014	211,765
EUR	443,448	Term Loan, 4.77%, Maturing January 4, 2014	359,601
EUR	545,001	Term Loan, 4.77%, Maturing January 4, 2014	441,952
EUR	435,446	Term Loan, 5.97%, Maturing January 4, 2014	353,112
		EPD Holdings (Goodyear Engineering Products)
	454,781	Term Loan, 2.93%, Maturing July 13, 2014	225,875
	3,175,430	Term Loan, 2.93%, Maturing July 13, 2014	1,577,131
	1,000,000	Term Loan - Second Lien, 6.17%, Maturing July 13, 2015	210,000
		Generac Acquisition Corp.
	1,744,892	Term Loan, 2.94%, Maturing November 7, 2013	955,329
	2,000,000	Term Loan - Second Lien, 6.44%, Maturing April 7, 2014	574,166
		Gleason Corp.
	1,748,933	Term Loan, 3.66%, Maturing June 30, 2013	1,416,636
	590,855	Term Loan, 3.66%, Maturing June 30, 2013	478,593
		Jason, Inc.
	1,350,182	Term Loan, 3.97%, Maturing April 30, 2010	978,882
		John Maneely Co.
	5,277,956	Term Loan, 4.44%, Maturing December 8, 2013	2,929,266
		KION Group GmbH
	750,000	Term Loan, 2.41%, Maturing December 23, 2014	303,750
	750,000	Term Loan, 2.91%, Maturing December 23, 2015	303,750
		Polypore, Inc.
	8,372,500	Term Loan, 2.45%, Maturing July 3, 2014	5,651,438
EUR	731,852	Term Loan, 3.77%, Maturing July 3, 2014	660,630
		TFS Acquisition Corp.
	1,930,562	Term Loan, 4.96%, Maturing August 11, 2013	868,753

			$20,740,121

Principal
Amount*	Borrower/Tranche Description	Value

Insurance — 2.1%
	Alliant Holdings I, Inc.
5,000,000	Term Loan, 1.94%, Maturing August 21, 2012(3)	$3,550,000
	CCC Information Services Group, Inc.
1,974,710	Term Loan, 3.72%, Maturing February 10, 2013	1,402,044
	Conseco, Inc.
9,417,284	Term Loan, 2.39%, Maturing October 10, 2013	6,097,691
	Crump Group, Inc.
2,578,402	Term Loan, 3.41%, Maturing August 4, 2014	1,624,393
	Getty Images, Inc.
3,776,250	Term Loan, 7.24%, Maturing July 2, 2015	3,563,836
	Hub International Holdings, Inc.
501,939	Term Loan, 3.96%, Maturing June 13, 2014	372,690
2,233,150	Term Loan, 3.96%, Maturing June 13, 2014	1,658,114
	U.S.I. Holdings Corp.
2,733,375	Term Loan, 4.21%, Maturing May 4, 2014	1,585,358

		$19,854,126

Leisure Goods/Activities/Movies — 6.8%
	24 Hour Fitness Worldwide, Inc.
1,753,911	Term Loan, 3.43%, Maturing June 8, 2012	$1,087,425
	AMC Entertainment, Inc.
5,038,556	Term Loan, 2.14%, Maturing January 26, 2013	4,457,021
	Bombardier Recreational Products
5,650,633	Term Loan, 4.22%, Maturing June 28, 2013	2,669,924
	Carmike Cinemas, Inc.
2,170,187	Term Loan, 5.19%, Maturing May 19, 2012	1,656,575
2,173,409	Term Loan, 6.13%, Maturing May 19, 2012	1,659,035
	Cedar Fair, L.P.
4,834,388	Term Loan, 2.41%, Maturing August 30, 2012	3,678,162
	Cinemark, Inc.
8,418,015	Term Loan, 2.53%, Maturing October 5, 2013	7,580,423
	Deluxe Entertainment Services
1,739,530	Term Loan, 3.58%, Maturing January 28, 2011	895,858
96,457	Term Loan, 3.71%, Maturing January 28, 2011	49,675
170,313	Term Loan, 3.71%, Maturing January 28, 2011	87,711
	DW Funding, LLC
1,788,990	Term Loan, 3.31%, Maturing April 30, 2011	1,484,862
	Fender Musical Instruments Corp.
311,750	Term Loan, 2.66%, Maturing June 9, 2014	194,844
617,234	Term Loan, 3.71%, Maturing June 9, 2014	385,771

Principal
Amount*		Borrower/Tranche Description	Value

		Metro-Goldwyn-Mayer Holdings, Inc.
	14,873,683	Term Loan, 4.22%, Maturing April 8, 2012	$6,856,768
		National CineMedia, LLC
	2,700,000	Term Loan, 3.75%, Maturing February 13, 2015	1,720,286
		Regal Cinemas Corp.
	10,470,677	Term Loan, 5.21%, Maturing November 10, 2010	9,528,316
		Revolution Studios Distribution Co., LLC
	3,706,556	Term Loan, 4.16%, Maturing December 21, 2014	2,446,327
	2,825,000	Term Loan - Second Lien, 7.41%, Maturing June 21, 2015	452,000
		Six Flags Theme Parks, Inc.
	5,172,505	Term Loan, 2.92%, Maturing April 30, 2015	3,607,822
		Southwest Sports Group, LLC
	3,725,000	Term Loan, 4.00%, Maturing December 22, 2010	2,886,875
		Universal City Development Partners, Ltd.
	6,256,073	Term Loan, 6.00%, Maturing June 9, 2011	5,755,587
		WMG Acquisition Corp.
	2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	2,223,000
	5,424,066	Term Loan, 3.34%, Maturing February 28, 2011	4,549,435

			$65,913,702

Lodging and Casinos — 3.7%
		Ameristar Casinos, Inc.
	3,516,250	Term Loan, 2.41%, Maturing November 10, 2012	$2,144,913
		Choctaw Resort Development Enterprise
	1,143,235	Term Loan, 6.00%, Maturing November 4, 2011	914,588
		Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 8.38%, Maturing November 20, 2014	383,132
GBP	500,000	Term Loan, 8.88%, Maturing November 20, 2015	383,132
		Gala Electric Casinos, Ltd.
GBP	2,417,776	Term Loan, 7.00%, Maturing December 12, 2013	1,976,751
GBP	2,418,085	Term Loan, 7.50%, Maturing December 12, 2014	1,977,004
		Green Valley Ranch Gaming, LLC
	1,632,085	Term Loan, 4.25%, Maturing February 16, 2014	701,797
		Harrah’s Operating Co.
	992,500	Term Loan, 4.16%, Maturing January 28, 2015	621,778
		Herbst Gaming, Inc.
	2,438,458	Term Loan, 0.00%, Maturing December 2, 2011(4)	624,855
	4,662,507	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,194,767
		Isle of Capri Casinos, Inc.
	4,461,471	Term Loan, 3.21%, Maturing November 30, 2013	3,005,117
	1,345,236	Term Loan, 3.21%, Maturing November 30, 2013	906,112

Principal
Amount*		Borrower/Tranche Description	Value

	1,784,588	Term Loan, 3.21%, Maturing November 30, 2013	$1,202,046
		LodgeNet Entertainment Corp.
	2,587,750	Term Loan, 3.46%, Maturing April 4, 2014	1,358,569
		New World Gaming Partners, Ltd.
	3,320,625	Term Loan, 3.94%, Maturing June 30, 2014	1,531,638
	670,833	Term Loan, 3.94%, Maturing June 30, 2014	309,422
		Penn National Gaming, Inc.
	9,378,281	Term Loan, 2.77%, Maturing October 3, 2012	8,504,929
		Venetian Casino Resort/Las Vegas Sands, Inc.
	2,845,700	Term Loan, 2.16%, Maturing May 14, 2014	1,406,615
	11,268,400	Term Loan, 2.16%, Maturing May 23, 2014	5,569,914
		Wimar OpCo, LLC
	2,151,576	Term Loan, 6.50%, Maturing January 3, 2012	634,715

			$35,351,794

Nonferrous Metals/Minerals — 1.4%
		Alpha Natural Resources, LLC
	2,727,563	Term Loan, 3.00%, Maturing October 26, 2012	$2,488,901
		Euramax Europe B.V.
EUR	1,337,981	Term Loan, 8.25%, Maturing June 29, 2012	856,575
		Euramax International, Inc.
	2,051,710	Term Loan, 8.75%, Maturing June 28, 2012	795,038
		Murray Energy Corp.
	1,520,750	Term Loan, 6.94%, Maturing January 28, 2010	1,353,468
		Noranda Aluminum Acquisition
	1,219,695	Term Loan, 4.24%, Maturing May 18, 2014	692,177
		Novelis, Inc.
	1,945,367	Term Loan, 3.46%, Maturing June 28, 2014	1,241,144
	4,279,808	Term Loan, 3.46%, Maturing June 28, 2014	2,730,518
		Oxbow Carbon and Mineral Holdings
	376,812	Term Loan, 2.41%, Maturing May 8, 2014	258,823
	4,208,969	Term Loan, 2.81%, Maturing May 8, 2014	2,891,035

			$13,307,679

Oil and Gas — 2.6%
		Atlas Pipeline Partners, L.P.
	3,600,000	Term Loan, 3.16%, Maturing July 20, 2014	$3,060,000
		Big West Oil, LLC
	1,333,750	Term Loan, 4.50%, Maturing May 1, 2014	633,531
	1,060,938	Term Loan, 4.50%, Maturing May 1, 2014	503,945

Principal
Amount*		Borrower/Tranche Description	Value

		Dresser, Inc.
	4,713,888	Term Loan, 4.41%, Maturing May 4, 2014	$3,421,990
		Dynegy Holdings, Inc.
	4,382,979	Term Loan, 1.91%, Maturing April 2, 2013	3,714,574
	757,434	Term Loan, 1.91%, Maturing April 2, 2013	641,925
		Energy Transfer Equity, L.P.
	2,825,000	Term Loan, 4.14%, Maturing February 8, 2012	2,399,233
		Enterprise GP Holdings, L.P.
	3,291,750	Term Loan, 3.25%, Maturing October 31, 2014	2,995,493
		Hercules Offshore, Inc.
	2,265,500	Term Loan, 3.21%, Maturing July 6, 2013	1,557,531
		Targa Resources, Inc.
	1,225,740	Term Loan, 3.46%, Maturing October 31, 2012	866,190
	3,194,566	Term Loan, 5.93%, Maturing October 31, 2012	2,257,494
		Volnay Acquisition Co.
	3,015,980	Term Loan, 4.54%, Maturing January 12, 2014	2,578,663

			$24,630,569

Publishing — 9.5%
		American Media Operations, Inc.
	11,693,227	Term Loan, 3.95%, Maturing January 31, 2013	$7,015,936
		Aster Zweite Beteiligungs GmbH
	2,475,000	Term Loan, 6.13%, Maturing September 27, 2013	1,200,375
		Black Press US Partnership
	643,361	Term Loan, 4.20%, Maturing August 2, 2013	353,848
	1,059,653	Term Loan, 4.20%, Maturing August 2, 2013	582,809
		CanWest MediaWorks, Ltd.
	2,659,500	Term Loan, 4.20%, Maturing July 10, 2014	1,509,266
		Dex Media West, LLC
	6,210,000	Term Loan, 7.00%, Maturing October 24, 2014	3,415,500
		GateHouse Media Operating, Inc.
	2,061,957	Term Loan, 2.57%, Maturing August 28, 2014	534,391
	4,225,000	Term Loan, 2.66%, Maturing August 28, 2014	1,094,981
	4,838,043	Term Loan, 4.20%, Maturing August 28, 2014	1,253,861
		Idearc, Inc.
	24,397,298	Term Loan, 3.42%, Maturing November 17, 2014	8,471,962
		MediaNews Group, Inc.
	2,163,580	Term Loan, 3.41%, Maturing August 25, 2010	672,873
	2,181,101	Term Loan, 4.66%, Maturing August 2, 2013	732,850
		Mediannuaire Holding
EUR	3,100,000	Term Loan, 3.91%, Maturing October 24, 2013	2,352,838

Principal
Amount*		Borrower/Tranche Description	Value

EUR	484,408	Term Loan, 4.66%, Maturing October 10, 2014	$147,527
EUR	484,408	Term Loan, 5.16%, Maturing October 10, 2015	147,527
		Merrill Communications, LLC
	5,579,112	Term Loan, 4.32%, Maturing February 9, 2009	3,821,692
		Nebraska Book Co., Inc.
	3,923,666	Term Loan, 6.38%, Maturing March 4, 2011	2,903,513
		Nelson Education, Ltd.
	1,530,625	Term Loan, 3.96%, Maturing July 5, 2014	880,109
		Newspaper Holdings, Inc.
	8,925,000	Term Loan, 3.75%, Maturing July 24, 2014	3,346,875
		Nielsen Finance, LLC
	10,421,734	Term Loan, 3.88%, Maturing August 9, 2013	8,337,387
		Penton Media, Inc.
	1,768,500	Term Loan, 3.35%, Maturing February 1, 2013	716,243
		Philadelphia Newspapers, LLC
	2,171,434	Term Loan, 0.00%, Maturing June 29, 2013(4)	361,906
		R.H. Donnelley Corp.
	8,868,432	Term Loan, 6.75%, Maturing June 30, 2010	5,771,868
		Reader’s Digest Association, Inc. (The)
	4,750,000	Revolving Loan, 2.18%, Maturing March 2, 2013(3)	1,543,750
	13,143,227	Term Loan, 3.61%, Maturing March 2, 2014	5,257,291
		Seat Pagine Gialle SpA
EUR	5,419,677	Term Loan, 3.81%, Maturing May 25, 2012	4,597,322
		Source Interlink Companies, Inc.
	1,984,887	Term Loan, 5.45%, Maturing August 1, 2014	1,081,763
		Source Media, Inc.
	2,013,900	Term Loan, 6.46%, Maturing November 8, 2011	1,097,575
		Springer Science+Business Media
	916,663	Term Loan, 3.83%, Maturing May 5, 2011	606,307
	993,051	Term Loan, 4.21%, Maturing May 5, 2012	656,833
	916,663	Term Loan, 4.21%, Maturing May 5, 2012	606,307
		Star Tribune Co. (The)
	1,629,375	Term Loan, 0.00%, Maturing March 5, 2014(4)	291,658
		Trader Media Corp.
GBP	6,321,250	Term Loan, 3.78%, Maturing March 23, 2015	4,011,651
		Tribune Co.
	2,984,229	Term Loan, 0.00%, Maturing May 17, 2009(4)	838,568
	4,450,398	Term Loan, 0.00%, Maturing May 17, 2014(4)	984,651
	1,943,408	Term Loan, 0.00%, Maturing May 17, 2014(4)	543,461

Principal
Amount*		Borrower/Tranche Description	Value

		World Directories Acquisition
EUR	3,510,703	Term Loan, 5.65%, Maturing May 31, 2014	$1,708,140
		Xsys, Inc.
	3,795,776	Term Loan, 6.13%, Maturing September 27, 2013	1,840,951
	3,877,093	Term Loan, 6.13%, Maturing September 27, 2014	1,880,390
EUR	1,546,742	Term Loan, 7.54%, Maturing September 27, 2014	991,638
	1,290,100	Term Loan - Second Lien, 6.06%, Maturing September 27, 2015	348,327
		YBR Acquisition BV
EUR	750,000	Term Loan, 4.27%, Maturing June 30, 2013	635,399
EUR	1,500,000	Term Loan, 4.27%, Maturing June 30, 2013	1,270,798
EUR	750,000	Term Loan, 4.77%, Maturing June 30, 2014	635,399
EUR	1,500,000	Term Loan, 4.77%, Maturing June 30, 2014	1,270,798
		Yell Group, PLC
	4,850,000	Term Loan, 3.41%, Maturing February 10, 2013	3,039,335

			$91,364,449

Radio and Television — 6.3%
		Block Communications, Inc.
	1,792,065	Term Loan, 3.46%, Maturing December 22, 2011	$1,505,335
		Citadel Broadcasting Corp.
	11,850,000	Term Loan, 2.17%, Maturing June 12, 2014	5,036,250
		CMP Susquehanna Corp.
	4,132,857	Term Loan, 2.42%, Maturing May 5, 2013	1,219,193
		Discovery Communications, Inc.
	1,981,996	Term Loan, 3.46%, Maturing April 30, 2014	1,792,998
		Emmis Operating Co.
	2,181,685	Term Loan, 3.07%, Maturing November 2, 2013	959,941
		Gray Television, Inc.
	3,426,489	Term Loan, 2.52%, Maturing January 19, 2015	1,519,076
		LBI Media, Inc.
	1,945,000	Term Loan, 1.91%, Maturing March 31, 2012	972,500
		NEP II, Inc.
	2,136,914	Term Loan, 2.66%, Maturing February 16, 2014	1,602,686
		Nexstar Broadcasting, Inc.
	4,491,178	Term Loan, 3.21%, Maturing October 1, 2012	2,649,795
	4,249,243	Term Loan, 3.21%, Maturing October 1, 2012	2,507,053
		NextMedia Operating, Inc.
	224,355	Term Loan, 5.12%, Maturing November 15, 2012	117,226
	504,809	Term Loan, 5.17%, Maturing November 15, 2012	263,763
		PanAmSat Corp.
	2,452,391	Term Loan, 3.93%, Maturing January 3, 2014	2,123,069
	2,451,648	Term Loan, 3.93%, Maturing January 3, 2014	2,122,426

Principal
Amount*		Borrower/Tranche Description	Value

	2,451,648	Term Loan, 3.93%, Maturing January 3, 2014	$2,122,426
		Paxson Communications Corp.
	8,300,000	Term Loan, 4.34%, Maturing January 15, 2012	3,278,500
		Raycom TV Broadcasting, LLC
	7,850,000	Term Loan, 1.94%, Maturing June 25, 2014	5,887,500
		SFX Entertainment
	3,557,315	Term Loan, 4.26%, Maturing June 21, 2013	2,614,626
		Spanish Broadcasting System, Inc.
	6,111,875	Term Loan, 3.21%, Maturing June 10, 2012	2,353,072
		Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 3.77%, Maturing January 19, 2015	2,291,028
EUR	2,800,000	Term Loan, 4.46%, Maturing January 19, 2016	2,291,028
EUR	1,250,000	Term Loan - Second Lien, 5.02%, Maturing July 19, 2016	579,381
		Univision Communications, Inc.
	21,150,000	Term Loan, 2.66%, Maturing September 29, 2014	11,247,274
	3,003,300	Term Loan - Second Lien, 2.91%, Maturing March 29, 2009	2,627,888
		Young Broadcasting, Inc.
	3,507,775	Term Loan, 5.24%, Maturing November 3, 2012	1,400,188

			$61,084,222

Rail Industries — 1.0%
		Kansas City Southern Railway Co.
	5,147,602	Term Loan, 3.10%, Maturing April 26, 2013	$4,538,471
		Rail America, Inc.
	311,600	Term Loan, 5.44%, Maturing August 14, 2009	285,114
	4,813,400	Term Loan, 5.44%, Maturing August 13, 2010	4,404,261

			$9,227,846

Retailers (Except Food and Drug) — 2.8%
		American Achievement Corp.
	792,822	Term Loan, 2.59%, Maturing March 25, 2011	$586,688
		Amscan Holdings, Inc.
	1,572,000	Term Loan, 3.93%, Maturing May 25, 2013	1,072,890
		Claire’s Stores, Inc.
	1,157,375	Term Loan, 3.48%, Maturing May 24, 2014	425,657
		Cumberland Farms, Inc.
	4,135,662	Term Loan, 2.90%, Maturing September 29, 2013	3,391,243
		Harbor Freight Tools USA, Inc.
	4,598,735	Term Loan, 9.75%, Maturing July 15, 2010	2,874,210
		Josten’s Corp.
	2,392,586	Term Loan, 2.45%, Maturing October 4, 2011	2,093,513

Principal
Amount*		Borrower/Tranche Description	Value

		Mapco Express, Inc.
	684,483	Term Loan, 3.91%, Maturing April 28, 2011	$557,853
		Orbitz Worldwide, Inc.
	3,875,938	Term Loan, 4.24%, Maturing July 25, 2014	1,724,792
		Oriental Trading Co., Inc.
	5,613,374	Term Loan, 3.98%, Maturing July 31, 2013	3,143,490
	1,000,000	Term Loan - Second Lien, 6.41%, Maturing January 31, 2013	257,500
		Rent-A-Center, Inc.
	2,574,801	Term Loan, 2.15%, Maturing November 15, 2012	2,175,707
		Rover Acquisition Corp.
	2,947,368	Term Loan, 3.55%, Maturing October 26, 2013	2,372,632
		Savers, Inc.
	1,027,119	Term Loan, 3.20%, Maturing August 11, 2012	862,780
	1,123,703	Term Loan, 3.20%, Maturing August 11, 2012	943,911
		The Yankee Candle Company, Inc.
	2,331,255	Term Loan, 3.40%, Maturing February 6, 2014	1,282,190
		Vivarte
EUR	2,466,980	Term Loan, 4.45%, Maturing May 29, 2015	1,437,218
EUR	2,466,980	Term Loan, 4.95%, Maturing May 29, 2016	1,437,218

			$26,639,492

Steel — 0.1%
		Algoma Acquisition Corp.
	1,817,225	Term Loan, 2.95%, Maturing June 20, 2013	$1,167,567

			$1,167,567

Surface Transport — 0.3%
		Delphi Acquisition Holding, Inc.
	1,000,000	Term Loan, 3.46%, Maturing April 10, 2015	$563,750
	1,000,000	Term Loan, 4.33%, Maturing April 10, 2016	563,750
		Ozburn-Hessey Holding Co., LLC
	1,277,959	Term Loan, 4.16%, Maturing August 9, 2012	990,419
		Swift Transportation Co., Inc.
	2,323,256	Term Loan, 5.49%, Maturing May 10, 2014	1,065,069

			$3,182,988

Telecommunications — 4.5%
		Alaska Communications Systems Holdings, Inc.
	5,568,982	Term Loan, 3.21%, Maturing February 1, 2012	$4,784,686
		Asurion Corp.
	8,525,000	Term Loan, 4.33%, Maturing July 13, 2012	6,223,250
	1,000,000	Term Loan - Second Lien, 6.86%, Maturing January 13, 2013	560,000

Principal
Amount*		Borrower/Tranche Description	Value

		Cellular South, Inc.
	1,143,750	Term Loan, 1.91%, Maturing May 29, 2014	$992,203
	3,379,781	Term Loan, 1.91%, Maturing May 29, 2014	2,931,960
		Centennial Cellular Operating Co., LLC
	9,175,000	Term Loan, 3.51%, Maturing February 9, 2011	8,932,725
		CommScope, Inc.
	3,906,390	Term Loan, 3.68%, Maturing November 19, 2014	3,330,197
		FairPoint Communications, Inc.
	2,000,000	Term Loan, 5.75%, Maturing March 31, 2015	1,252,500
		Intelsat Subsidiary Holding Co.
	2,687,513	Term Loan, 3.93%, Maturing July 3, 2013	2,383,488
		IPC Systems, Inc.
	3,335,900	Term Loan, 3.71%, Maturing May 31, 2014	1,893,123
GBP	1,618,450	Term Loan, 5.05%, Maturing May 31, 2014	1,172,729
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508,196	Term Loan, 3.59%, Maturing December 26, 2014	2,312,691
		NTelos, Inc.
	2,197,832	Term Loan, 2.66%, Maturing August 24, 2011	1,973,928
		Palm, Inc.
	2,295,938	Term Loan, 3.91%, Maturing April 24, 2014	1,067,611
		Stratos Global Corp.
	2,623,653	Term Loan, 3.95%, Maturing February 13, 2012	2,256,341
		Telesat Canada, Inc.
	1,979,011	Term Loan, 4.31%, Maturing October 22, 2014	1,601,586
	169,972	Term Loan, 4.46%, Maturing October 22, 2014	137,556

			$43,806,574

Utilities — 2.7%
		AEI Finance Holding, LLC
	636,381	Revolving Loan, 3.41%, Maturing March 30, 2012	$380,238
	4,270,634	Term Loan, 4.46%, Maturing March 30, 2014	2,551,704
		BRSP, LLC
	5,041,972	Term Loan, 5.55%, Maturing July 13, 2009	4,310,886
		Covanta Energy Corp.
	1,994,723	Term Loan, 3.21%, Maturing February 9, 2014	1,792,757
	999,509	Term Loan, 5.55%, Maturing February 9, 2014	898,309
		Electricinvest Holding Co.
GBP	600,000	Term Loan, 6.12%, Maturing October 24, 2012	596,708
EUR	595,770	Term Loan, 6.53%, Maturing October 24, 2012	523,488
		NRG Energy, Inc.
	7,513,467	Term Loan, 2.66%, Maturing June 1, 2014	6,979,838
	3,706,063	Term Loan, 2.96%, Maturing June 1, 2014	3,442,848

Principal
Amount*	Borrower/Tranche Description	Value

	TXU Texas Competitive Electric Holdings Co., LLC
473,801	Term Loan, 3.91%, Maturing October 10, 2014	$331,423
1,471,275	Term Loan, 4.75%, Maturing October 10, 2014	1,030,261
	Vulcan Energy Corp.
4,072,323	Term Loan, 6.25%, Maturing July 23, 2010	3,481,836

		$26,320,296

Total Senior Floating-Rate Interests (identified cost $1,887,408,548)		$1,239,553,741

Corporate Bonds & Notes — 0.7%

Principal
Amount
(000’s omitted)		Security	Value

Building and Development — 0.4%
		Grohe Holding GMBH, Variable Rate
EUR	6,500	5.487%, 1/15/14	$3,724,364

			$3,724,364

Commercial Services — 0.0%
		Environmental Systems Products Holdings, Inc., Jr. Notes
	$75	18.00%, 3/31/15(2)(5)	$53,840

			$53,840

Electronics/Electrical — 0.0%
		NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.844%, 10/15/13	$560,625

			$560,625

Telecommunications — 0.3%
		Qwest Corp., Sr. Notes, Variable Rate
	3,150	5.246%, 6/15/13	$2,709,000

			$2,709,000

Total Corporate Bonds & Notes (identified cost $13,867,902)			$7,047,829

Asset Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value

	Assemblies of God Financial Real Estate,
$2,335	Series 2004-1A, Class A, 4.826%, 6/15/29(6)(7)	$2,085,625

	Carlyle High Yield Partners, Series 2004-6A,
1,000	Class C, 4.74%, 8/11/16(6)(7)	132,800

Total Asset Backed Securities (identified cost $3,335,003)		$2,218,425

Common Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%
133,410	Hayes Lemmerz International(8)	$12,007

		$12,007

Commercial Services — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(5)(8)(9)	$0

		$0

Diversified Manufacturing — 0.0%
1,782	Gentek, Inc.(8)	$24,324

		$24,324

Investment Services — 0.0%
20,048	Safelite Realty Corp.(5)(9)	$0

		$0

Total Common Stocks (identified cost $1,334,100)		$36,331

Preferred Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%
445	Hayes Lemmerz International, Series A, Convertible(8)(9)	$3,297

		$3,297

Chemicals & Plastics — 0.0%
218	Key Plastics, LLC, Series A(5)(8)(9)	$0

		$0

Commercial Services — 0.0%
569	Environmental Systems Products Holdings, Series A(5)(8)(9)	$13,070

		$13,070

Total Preferred Stocks (identified cost $250,408)		$16,367

Warrants — 0.0%

Shares/Rights	Security	Value

Commercial Services — 0.0%
4,437	Citation A14 Expires 4/06/12(5)(8)	$0

6,545	Citation B18 Expires 4/06/12(5)(8)	0

		$0

Diversified Manufacturing — 0.0%
940	Gentek, Inc., Class C Expires 10/31/10(8)(9)	$2,820

		$2,820

Total Warrants (identified cost $0)		$2,820

Short-Term Investments — 1.6%

Interest
(000’s omitted)	Description	Value

$14,977	Cash Management Portfolio, 0.23%(10)	$14,977,324

Total Short-Term Investments (identified cost $14,977,324)		$14,977,324

Total Investments — 131.1% (identified cost $1,921,173,285)		$1,263,852,837

Less Unfunded Loan Commitments — (2.0)%		$(19,222,875)

Net Investments — 129.1% (identified cost $1,901,950,410)		$1,244,629,962

Other Assets, Less Liabilities — (29.1)%		$(280,350,572)

Net Assets — 100.0%		$964,279,390

DIP	- Debtor in Possession

REIT	- Real Estate Investment Trust

EUR	- Euro

GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.
(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $2,218,425 or 0.2% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(8)	Non-income producing security.

(9)	Restricted security.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $44,131.
A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)

2/27/09	British Pound Sterling 24,924,035	United States Dollar 35,322,342	$(783,895)

2/27/09	Euro 84,165,086	United States Dollar 110,229,330	2,504,026

			$1,720,131

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,902,127,964
Gross unrealized appreciation	$—
Gross unrealized depreciation	(638,275,127)

Net unrealized depreciation	$(638,275,127)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$0
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	0

			$0	$0

Preferred Stocks
Environmental Systems Products Holdings, Series A	10/24/07	569	$9,958	$13,070
Hayes Lemmerz International, Series A, Convertible	6/04/03	445	22,250	3,297
Key Plastics, LLC, Series A	4/26/01	218	218,200	0

			$250,408	$16,367

Warrants
Gentek, Inc., Class C, Expires 10/31/10	11/11/03	940	$0	$2,820

			$0	$2,820

Total Restricted Securities			$250,408	$19,187

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments *
Level 1	Quoted Prices	$15,016,475	$—
Level 2	Other Significant Observable Inputs	1,227,993,100	1,720,131
Level 3	Significant Unobservable Inputs	1,620,387	—

Total		$1,244,629,962	$1,720,131

*	Other financial instruments include forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of October 31, 2008	$2,663,986
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(923,121)
Net purchases (sales)	5,726
Accrued discount (premium)	—
Net transfers to (from) Level 3	(126,204)

Balance as of January 31, 2009	$1,620,387

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of other investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Government Obligations Fund as of January 31, 2009 (Unaudited)
Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $764,701,572 and the Fund owned 86.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Mortgage – Backed Securities — 95.3%
Mortgage Pass-Throughs — 86.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
5.000%, with maturity at 2014	$2,455	$2,513,265
5.500%, with various maturities to 2017	11,646	12,021,086
6.000%, with various maturities to 2026	12,819	13,365,647
6.500%, with various maturities to 2030	36,254	38,360,003
6.870%, with maturity at 2024	311	333,386
7.000%, with various maturities to 2026	26,549	28,100,375
7.090%, with maturity at 2023	1,177	1,270,964
7.250%, with maturity at 2022	1,850	2,005,526
7.310%, with maturity at 2027	511	558,858
7.500%, with various maturities to 2029	19,941	21,619,584
7.630%, with maturity at 2019	730	784,724
7.750%, with maturity at 2018	44	46,220
7.780%, with maturity at 2022	265	291,839
7.850%, with maturity at 2020	594	651,565
8.000%, with various maturities to 2028	18,927	20,701,412
8.130%, with maturity at 2019	1,230	1,354,881
8.150%, with maturity at 2021	412	455,119
8.250%, with various maturities to 2017	144	154,989
8.500%, with various maturities to 2027	8,632	9,612,840
8.750%, with various maturities to 2016	21	22,720
9.000%, with various maturities to 2027	12,743	14,170,652
9.250%, with various maturities to 2017	243	263,888
9.500%, with various maturities to 2026	3,775	4,263,544
9.750%, with various maturities to 2018	11	11,068
11.000%, with maturity at 2015	39	43,366
13.500%, with maturity at 2010	4	4,445
15.000%, with maturity at 2011(1)	0	454

		$172,982,420

Federal National Mortgage Assn.:
0.250%, with maturity at 2014(1)	$0	$406
4.000%, with maturity at 2014	914	923,175
4.019%, with maturity at 2033(2)	5,803	5,812,263
4.300%, with maturity at 2035(2)	2,628	2,633,060
4.361%, with maturity at 2022(2)	3,048	3,050,079
4.375%, with various maturities to 2035(2)	41,774	41,800,737
4.376%, with maturity at 2022(2)	2,722	2,724,551
4.405%, with maturity at 2026(2)	1,894	1,896,928
4.440%, with maturity at 2036(2)	2,898	2,904,337
4.500%, with various maturities to 2018	75,099	76,631,681
4.563%, with maturity at 2036(2)	1,081	1,086,074
4.691%, with maturity at 2035(2)	13,992	14,009,773
5.000%, with various maturities to 2027	7,449	7,592,441
5.087%, with maturity at 2036(2)	44,488	45,018,143
5.113%, with maturity at 2035(2)	14,648	14,822,632
5.500%, with various maturities to 2030	38,333	39,555,599
5.513%, with maturity at 2034(2)	42,632	43,139,470

1

	Principal
	Amount
Security	(000’s omitted)	Value

6.000%, with various maturities to 2031	$24,592	$25,554,899
6.179%, with maturity at 2040(2)	3,362	3,462,216
6.483%, with maturity at 2025(3)	490	520,240
6.500%, with various maturities to 2029	80,864	85,557,993
7.000%, with various maturities to 2031	35,350	37,857,430
7.250%, with various maturities to 2023	57	60,215
7.500%, with various maturities to 2029	13,680	14,851,862
7.862%, with maturity at 2030(3)	54	59,785
7.875%, with maturity at 2021	1,109	1,222,980
8.000%, with various maturities to 2027	16,598	18,280,912
8.250%, with maturity at 2025	503	560,948
8.330%, with maturity at 2020	1,192	1,324,098
8.500%, with various maturities to 2027	5,940	6,584,777
8.580%, with maturity at 2021(3)	148	161,944
8.750%, with various maturities to 2016	35	35,553
9.000%, with maturity at 2010(3)	17	16,876
9.000%, with various maturities to 2030	1,927	2,152,994
9.125%, with maturity at 2011	22	22,836
9.250%, with various maturities to 2016	16	16,288
9.500%, with various maturities to 2030	3,910	4,414,429
9.750%, with maturity at 2019	35	40,373
9.988%, with maturity at 2021(3)	105	120,958
10.000%, with maturity at 2012	19	20,315
10.018%, with maturity at 2025(3)	87	95,948
10.066%, with maturity at 2021(3)	109	123,730
10.190%, with maturity at 2021(3)	171	192,347
10.224%, with maturity at 2023(3)	156	176,191
10.243%, with maturity at 2020(3)	136	150,863
10.645%, with maturity at 2025(3)	79	87,929
11.000%, with maturity at 2010	2	2,343
11.389%, with maturity at 2019(3)	160	177,818
11.500%, with maturity at 2012	34	36,499
11.639%, with maturity at 2018(3)	200	223,708
11.807%, with maturity at 2025(3)	48	54,394
12.454%, with maturity at 2021(3)	78	86,800
12.676%, with maturity at 2015(3)	173	198,064
13.000%, with maturity at 2010	7	7,505

		$508,116,409

Government National Mortgage Assn.:
4.125%, with various maturities to 2027(2)	$893	$907,188
6.500%, with maturity at 2024	96	101,884
7.000%, with various maturities to 2025	29,554	31,909,965
7.250%, with maturity at 2022	40	43,043
7.500%, with various maturities to 2025	9,722	10,560,525
8.000%, with various maturities to 2027	17,855	19,666,921
8.250%, with maturity at 2019	213	234,470
8.300%, with maturity at 2020	58	64,704
8.500%, with various maturities to 2018	3,021	3,321,059
9.000%, with various maturities to 2027	9,705	11,198,559
9.500%, with various maturities to 2026	6,832	7,827,633

		$85,835,951

Total Mortgage Pass-Throughs (identified cost $753,989,550)		$766,934,780

2

Collateralized Mortgage Obligations — 8.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.500%, 4/25/24	$387	$405,151
Series 1822, Class Z, 6.900%, 3/15/26	2,524	2,637,090
Series 1896, Class Z, 6.000%, 9/15/26	1,235	1,268,676
Series 2075, Class PH, 6.500%, 8/15/28	669	695,393
Series 2091, Class ZC, 6.000%, 11/15/28	3,098	3,196,690
Series 2102, Class Z, 6.000%, 12/15/28	783	808,715
Series 2115, Class K, 6.000%, 1/15/29	3,777	3,893,180
Series 2142, Class Z, 6.500%, 4/15/29	1,427	1,485,008
Series 2245, Class A, 8.000%, 8/15/27	14,115	15,317,109

		$29,707,012

Federal National Mortgage Assn.:
Series G-8, Class E, 9.000%, 4/25/21	$527	$583,351
Series G92-44, Class ZQ, 8.000%, 7/25/22	635	685,728
Series G93-36, Class ZQ, 6.500%, 12/25/23	20,247	21,197,503
Series 1993-16, Class Z, 7.500%, 2/25/23	740	796,265
Series 1993-39, Class Z, 7.500%, 4/25/23	1,814	1,942,796
Series 1993-149, Class M, 7.000%, 8/25/23	947	1,001,771
Series 1993-250, Class Z, 7.000%, 12/25/23	541	567,746
Series 1994-42, Class K, 6.500%, 4/25/24	8,432	8,806,588
Series 1994-82, Class Z, 8.000%, 5/25/24	3,066	3,343,994
Series 1997-81, Class PD, 6.350%, 12/18/27	1,151	1,194,462
Series 2000-49, Class A, 8.000%, 3/18/27	1,593	1,749,126
Series 2002-1, Class G, 7.000%, 7/25/23	1,253	1,325,405

		$43,194,735

Government National Mortgage Assn., Series 1998-19, Class ZB, 6.500%, 7/20/28	$972	$1,010,951

		$1,010,951

Total Collateralized Mortgage Obligations (identified cost $72,710,709)		$73,912,698

Commercial Mortgage-Backed Securities — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value

GS Mortgage Securities Corp. II, Series 2001-Rock, Class A2FL, 0.796%, with maturity at 2018(4)(5)	$5,500	$5,208,458

Total Commercial Mortgage-Backed Securities (identified cost $5,521,519)		$5,208,458

Total Mortgage-Backed Securities (identified cost $832,221,778)		$846,055,936

3

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 7.125%, 2/15/23(6)	$6,000	$8,107,500

Total U.S. Treasury Obligations (identified cost $6,232,182)		$8,107,500

Short-Term Investments — 3.4%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(7)	$29,554	$29,553,810

Total Short-Term Investments (identified cost $29,553,810)		$29,553,810

Total Investments — 99.6% (identified cost $868,007,770)		$883,717,246

Other Assets, Less Liabilities — 0.4%		$3,830,682

Net Assets — 100.0%		$887,547,928

(1)	Principal amount is less than $1,000.

(2)	Adjustable rate mortgage.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $5,208,458 or 0.6% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $29,210.

4

A summary of financial instruments at January 31, 2009 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation

3/09	925 10 Year U.S. Treasury Note	Long	$109,536,245	$113,471,484	$3,935,239

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$877,006,802

Gross unrealized appreciation	$9,108,147
Gross unrealized depreciation	(2,397,703)

Net unrealized appreciation	$6,710,444

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$29,553,810	$3,935,239
Level 2	Other Significant Observable Inputs	854,163,436	—
Level 3	Significant Unobservable Inputs	—	—

Total		$883,717,246	$3,935,239

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance High Income Opportunities Fund as of January 31, 2009 (Unaudited)
Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $299,825,480 and the Fund owned 65.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio	as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 7.0% (1)

	Principal
Security	Amount	Value
Automotive & Auto Parts — 0.2%
EPD Holdings, (Goodyear Engineering Products), Term Loan – Second Lien, 6.17%, Maturing 7/13/15	$2,560,000	$537,600
Ford Motor Co., Term Loan, 5.00%, Maturing 12/15/13	984,975	358,900

		$896,500

Broadcasting — 0.4%
HIT Entertainment, Inc., Term Loan – Second Lien, 8.21%, Maturing 2/5/13	$9,180,000	$1,836,000

		$1,836,000

Building Materials — 0.3%
Panolam Industries Holdings, Inc., Term Loan, 3.16%, Maturing 9/30/12	$2,540,000	$1,498,600

		$1,498,600

Capital Goods — 0.1%
Dresser, Inc., Term Loan – Second Lien, 7.99%, Maturing 5/4/15	$1,080,000	$534,600

		$534,600

Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 3.93%, Maturing 5/25/13	$1,522,875	$1,039,362

		$1,039,362

Food/Beverage/Tobacco — 0.3%
Dole Food Co., Inc., Term Loan, 2.48%, Maturing 4/12/13	$358,370	$299,494
Dole Food Co., Inc., Term Loan, 2.79%, Maturing 4/12/13	202,713	169,410
Dole Food Co., Inc., Term Loan, 2.94%, Maturing 4/12/13	1,335,181	1,115,829

		$1,584,733

Gaming — 1.2%
BLB Worldwide Holdings, Term Loan – Second Lien, 0.00%, Maturing 6/30/12(2)	$5,410,000	$486,900
Cannery Casino Resorts, LLC, Term Loan – Second Lien, 4.60%, Maturing 5/18/14	1,580,000	1,185,000
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	4,237,641	3,962,194

		$5,634,094

Healthcare — 1.0%
Advanced Medical Optics, Inc., Term Loan, 4.38%, Maturing 4/2/14	$1,365,467	$1,317,675
Community Health Systems, Inc., Term Loan, 2.95%, Maturing 7/25/14	111,420	94,749
Community Health Systems, Inc., Term Loan, 4.45%, Maturing 7/25/14	2,178,580	1,852,610
HCA, Inc., Term Loan, 3.71%, Maturing 11/18/13	1,406,412	1,166,843

		$4,431,877

Leisure — 0.5%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., (PIK), DIP Loan, 18.50%, Maturing 1/31/09(2)(3)(9)	$97,000	$97,000
Universal City Development Partners, Ltd., Term Loan, 6.00%, Maturing 6/9/11	2,260,000	2,079,200

		$2,176,200

Paper — 0.1%
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	$59,587	$41,413
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	89,842	62,440
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	100,724	70,003
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	189,848	131,944

		$305,800

1

	Principal
Security	Amount	Value
Services — 1.4%
Adesa, Inc., Term Loan, 3.22%, Maturing 10/18/13	$5,187,556	$3,506,788
Neff Rental, Inc., Term Loan – Second Lien, 3.93%, Maturing 5/31/13	1,310,000	296,153
Rental Service Corp., Term Loan – Second Lien, 4.71%, Maturing 11/30/13	2,794,309	1,760,415
TDS Investor Corp., Term Loan, Maturing 8/23/13(4)	52,250	30,044
TDS Investor Corp., Term Loan, Maturing 8/23/13(4)	287,750	165,456
West Corp., Term Loan, 2.78%, Maturing 10/24/13	957,563	688,249

		$6,447,105

Super Retail — 0.8%
General Nutrition Centers, Inc., Term Loan, 3.71%, Maturing 9/16/13	$3,761,487	$2,576,618
Sally Holdings, LLC, Term Loan, 3.85%, Maturing 11/16/13	1,208,282	1,009,671

		$3,586,289

Transportation Ex Air/Rail — 0.2%
CEVA Group, PLC, Term Loan, 4.46%, Maturing 8/2/15	$249,910	$167,440
CEVA Group, PLC, Term Loan, 5.05%, Maturing 8/2/15	750,645	502,932

		$670,372

Utilities — 0.3%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 4.75%, Maturing 10/10/14	$2,183,417	$1,528,938

		$1,528,938

Total Senior Floating-Rate Interests
(identified cost $52,633,126)		$32,170,470

Corporate Bonds & Notes — 83.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.4%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$650,000
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,460	270,100
Transdigm, Inc., 7.75%, 7/15/14	205	185,525
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	1,085	667,275

		$1,772,900

Air Transportation — 0.2%
Continental Airlines, 7.033%, 6/15/11	$1,097	$790,197

		$790,197

Automotive & Auto Parts — 2.5%
Allison Transmission, Inc., 11.00%, 11/1/15(5)	$835	$467,600
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	3,846,050
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	559,650
Ford Motor Credit Co., Sr. Notes, 5.70%, 1/15/10	910	771,122
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	5,400	4,461,755
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	141,346
General Motors Acceptance Corp., Variable Rate, 3.399%, 5/15/09	955	894,119
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	526,050

		$11,667,692

Banks and Thrifts — 0.1%
General Motors Acceptance Corp., 6.875%, 9/15/11(5)	$571	$449,830

		$449,830

Broadcasting — 0.5%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(5)	$1,675	$1,704,312
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(5)	2,515	641,325

		$2,345,637

Building Materials — 1.1%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$569,925
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,310	1,054,550
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13	2,205	1,289,925
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	2,118,150
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	455	254,800

		$5,287,350

2

	Principal
	Amount
Security	(000’s omitted)	Value
Cable/Satellite TV — 2.2%
Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$85	$82,450
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	1,775	1,304,625
Charter Communications, Inc., Sr. Notes, 8.375%, 4/30/14(5)	310	258,850
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(5)	2,340	2,035,800
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	2,973,050
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	1,070	925,550
National Cable PLC, 8.75%, 4/15/14	455	389,025
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	2,510	2,120,950

		$10,090,300

Capital Goods — 2.1%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,134,000
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	1,884,150
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(5)	1,720	1,350,200
ESCO Corp., Sr. Notes, Variable Rate, 5.871%, 12/15/13(5)	1,720	1,126,600
RBS Global & Rexnord Corp., 8.875%, 9/1/16	2,105	1,484,025
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,224,850
Tyco International Finance SA, 8.50%, 1/15/19	1,435	1,526,065

		$9,729,890

Chemicals — 1.3%
CII Carbon, LLC, 11.125%, 11/15/15(5)	$1,665	$1,157,175
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(5)	4,115	226,325
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.72%, 11/15/13	2,325	627,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(5)	5,520	3,781,200

		$5,792,450

Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$3,423,000

		$3,423,000

Containers — 1.2%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$2,549,119
Pliant Corp., (PIK), 11.625%, 6/15/09(2)	5,524	2,818,471
Solo Cup Co., 8.50%, 2/15/14	285	192,375

		$5,559,965

Diversified Financial Services — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(5)	$1,795	$1,184,700
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(5)	2,090	585,200

		$1,769,900

Diversified Media — 2.9%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$883,125
Affinion Group, Inc., 11.50%, 10/15/15	2,490	1,630,950
Catalina Marketing Corp., 11.625%, 10/1/17(5)	2,965	1,467,675
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	1,121,250
Nielsen Finance, LLC, 10.00%, 8/1/14	6,870	6,114,300
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	3,085	1,264,850
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14(5)	995	917,887

		$13,400,037

Energy — 11.5%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$2,105	$1,126,175
Chesapeake Energy Corp., 9.50%, 2/15/15	2,220	2,186,700
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,196,250
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	1,638,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	1,005,275
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	2,726,130
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,514,700
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	2,444,200
Nabors Industries, Inc., 9.25%, 1/15/19(5)	1,540	1,488,145
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	861,750
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,135	992,775
Petrohawk Energy Corp., 9.125%, 7/15/13	7,700	7,122,500
Petrohawk Energy Corp., Sr. Notes, 7.875%, 6/1/15(5)	225	189,562
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	989,100
Petroplus Finance, Ltd., 6.75%, 5/1/14(5)	200	150,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(5)	4,735	3,456,550
Plains Exploration & Production Co., 7.00%, 3/15/17	2,050	1,724,562

3

	Principal
	Amount
Security	(000’s omitted)	Value
Quicksilver Resources, Inc., 7.125%, 4/1/16	$3,415	$2,373,425
Quicksilver Resources, Inc., 8.25%, 8/1/15	290	234,900
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(5)	3,730	2,965,350
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	2,862,000
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)(5)	6,330	253,200
SESI, LLC, 6.875%, 6/1/14	700	567,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,410	3,435,350
Tennessee Gas Pipeline Co., 8.00%, 2/1/16(5)	435	433,912
United Refining Co., Sr. Notes, 10.50%, 8/15/12	9,420	6,170,100
VeraSun Energy Corp., 9.875%, 12/15/12(2)	1,240	731,600
Weatherford International, Ltd., 9.625%, 3/1/19	2,150	2,191,751

		$53,030,962

Entertainment/Film — 1.7%
AMC Entertainment, Inc., 11.00%, 2/1/16	$8,890	$7,645,400

		$7,645,400

Environmental — 0.8%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$4,915	$3,809,125

		$3,809,125

Food & Drug Retail — 0.7%
Rite Aid Corp., 7.50%, 3/1/17	$5,280	$3,115,200

		$3,115,200

Food/Beverage/Tobacco — 4.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(5)	$6,200	$6,300,260
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	6,585	5,696,025
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	9,161	8,680,047

		$20,676,332

Gaming — 7.5%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(5)	$5,755	$546,725
CCM Merger, Inc., 8.00%, 8/1/13(5)	3,635	1,544,875
Chukchansi EDA, Sr. Notes, Variable Rate, 6.095%, 11/15/12(5)	595	303,450
Eldorado Casino Shreveport, 10.00%, 8/1/12	705	641,104
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(5)	9,480	1,090,200
Galaxy Entertainment Finance, 9.875%, 12/15/12(5)	1,755	921,375
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)(5)	1,180	230,100
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(5)	2,530	1,366,200
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,615	741,075
Majestic HoldCo, LLC, 12.50%, 10/15/11(5)	1,620	16,200
Mandalay Resort Group, 6.50%, 7/31/09	2,015	1,954,550
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,582,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,545,600
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,060	646,600
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,190	3,762,750
Park Place Entertainment, 7.875%, 3/15/10	4,105	2,319,325
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,795	2,040,350
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.25%, 3/15/12	310	285,200
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(5)	1,184	1,041,920
San Pasqual Casino, 8.00%, 9/15/13(5)	1,335	1,021,275
Scientific Games Corp., 7.875%, 6/15/16(5)	725	645,250
Seminole Hard Rock Entertainment, Variable Rate, 4.496%, 3/15/14(5)	2,190	1,051,200
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15(2)	320	48,800
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(5)	3,605	2,757,825
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(5)	5,530	3,677,446
Wynn Las Vegas, LLC, 6.625%, 12/1/14	3,725	2,733,219

		$34,514,814

Healthcare — 6.2%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$1,762,475
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	4,908,600
Biomet, Inc., 11.625%, 10/15/17	5,495	5,137,825
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,155	2,350,475
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(5)	1,220	1,232,200
HCA, Inc., 7.875%, 2/1/11	344	327,660
HCA, Inc., 9.125%, 11/15/14	253	243,512
HCP, Inc., 6.70%, 1/30/18	1,500	1,027,500
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(5)	5,535	4,289,625
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	3,069,000

4

	Principal
	Amount
Security	(000’s omitted)	Value
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	$2,370	$2,002,650
US Oncology, Inc., 9.00%, 8/15/12	965	902,275
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,497,775

		$28,751,572

Hotels — 0.4%
Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$2,390	$1,923,950

		$1,923,950

Insurance — 0.2%
Hub International Holdings, Sr. Notes, 9.00%, 12/15/14(5)	$670	$455,600
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 6.024%, 11/15/14(5)	1,200	576,000

		$1,031,600

Leisure — 1.1%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(2)(5)	$3,274	$20,459
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)(5)	2,315	14,469
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12(2)(5)	3,985	59,775
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	198	119,487
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,090	692,150
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	280	161,000
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	560	338,800
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	210	112,350
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.943%, 5/1/10	7,080	3,504,600

		$5,023,090

Metals/Mining — 1.0%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14(2)	$5,270	$342,550
FMG Finance PTY, Ltd., 10.625%, 9/1/16(5)	5,820	3,812,100
Freeport-McMoran Copper & Gold, Inc., Sr. Notes, 8.375%, 4/1/17	685	569,336

		$4,723,986

Paper — 0.9%
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(2)	$887	$110,875
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(2)	1,225	140,875
NewPage Corp., 10.00%, 5/1/12	3,140	1,224,600
NewPage Corp., 12.00%, 5/1/13	4,130	1,011,850
NewPage Corp., Variable Rate, 9.443%, 5/1/12	1,655	570,975
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17(2)	3,620	398,200
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.375%, 7/1/12(2)	605	66,550
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,170	618,450

		$4,142,375

Publishing/Printing — 0.3%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$1,835	$536,738
Harland Clarke Holdings, 9.50%, 5/15/15	505	224,725
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	695	177,225
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17	5,520	531,300

		$1,469,988

Railroad — 0.8%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$994,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	549,250
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	2,390	2,162,950

		$3,706,950

Restaurants — 1.5%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$3,322,550
NPC International, Inc., 9.50%, 5/1/14	4,665	3,708,675

		$7,031,225

Services — 7.3%
Aramark Services, Inc., 8.50%, 2/1/15	$870	$850,425
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	4,175	3,580,063
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	6,650	5,552,750
Hertz Corp., 8.875%, 1/1/14	295	193,963
Hertz Corp., 10.50%, 1/1/16	3,155	1,660,319
Laureate Education, Inc., 10.00%, 8/15/15(5)	4,915	3,243,900

5

	Principal
	Amount
Security	(000’s omitted)	Value
Laureate Education, Inc., 11.75%, 8/15/17(5)	$3,930	$2,377,650
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(5)	6,981	3,867,195
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(5)	2,575	1,686,625
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(2)	2,640	1,306,800
Rental Service Corp., 9.50%, 12/1/14	4,685	2,986,688
Ticketmaster, Sr. Notes, 10.75%, 8/1/16(5)	2,340	1,415,700
Travelport, LLC, 9.875%, 9/1/14	4,010	1,604,000
West Corp., 9.50%, 10/15/14	4,480	3,068,800

		$33,394,878

Steel — 0.2%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$1,175,625

		$1,175,625

Super Retail — 5.6%
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 7.584%, 3/15/14	$6,700	$4,053,500
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	2,975,100
Neiman Marcus Group, Inc., 9.00%, 10/15/15	6,400	2,880,000
Neiman Marcus Group, Inc., 10.375%, 10/15/15	7,455	3,429,300
Sally Holdings, LLC, 9.25%, 11/15/14	225	208,125
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	4,445	3,689,350
Staples, Inc., 9.75%, 1/15/14	875	931,545
Toys “R” Us, 7.375%, 10/15/18	1,320	475,200
United Auto Group, Inc., 3.50%, 4/1/26(5)	4,000	2,525,000
United Auto Group, Inc., 7.75%, 12/15/16	2,000	970,000
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,386	3,582,210

		$25,719,330

Technology — 3.1%
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	$475	$341,406
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	475	277,281
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,455	1,374,800
Avago Technologies Finance, 10.125%, 12/1/13	1,480	1,206,200
Avago Technologies Finance, 11.875%, 12/1/15	2,860	2,145,000
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	4,830	2,632,350
Nortel Networks, Ltd., 10.75%, 7/15/16(2)	4,125	690,938
Nortel Networks, Ltd., 10.75%, 7/15/16(2)(5)	1,365	228,638
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(5)	6,375	5,323,125

		$14,219,738

Telecommunications — 9.1%
Crown Castle International Corp., 9.00%, 1/15/15	$3,485	$3,389,163
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(5)	110	81,400
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(5)	9,702	6,694,380
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(5)	3,795	3,358,575
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	6,370	6,123,163
Intelsat Corp., 9.25%, 8/15/14(5)	3,750	3,525,000
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16(5)	4,003	3,742,805
Intelsat Subsidiary Holdings Co., Ltd., 8.50%, 1/15/13(5)	4,020	3,788,850
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(5)	505	464,600
Sprint Capital Corp., 6.875%, 11/15/28	1,295	736,358
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(5)	9,090	6,999,300
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(5)	4,060	2,740,500

		$41,644,094

Textiles/Apparel — 2.3%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$112,375
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	4,895	4,056,731
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	1,905	1,438,275
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	3,454,550
Quiksilver, Inc., 6.875%, 4/15/15	2,700	1,495,125

		$10,557,056

Transportation Ex Air/Rail — 0.6%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(5)	$3,825	$2,849,625

		$2,849,625

Utilities — 0.9%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,178	$2,016,447
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	75	72,375
NGC Corp., 7.625%, 10/15/26	3,205	1,810,825

6

	Principal
	Amount
Security	(000’s omitted)	Value
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	$370	$304,325

		$4,203,972

Total Corporate Bonds & Notes
(identified cost $592,771,514)		$386,440,035

Common Stocks — 0.8%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc., Class A(6)	1,073	$19,990

		$19,990

Chemicals — 0.0%
Texas Petrochemicals, Inc.(6)	7,851	$39,255

		$39,255

Gaming — 0.3%
Fontainebleau Equity Holdings, Class A(3)(7)	148,726	$1,264,171
Shreveport Gaming Holdings, Inc.(3)(6)	4,858	78,214

		$1,342,385

Leisure — 0.0%
HRP, Class B(3)(5)(6)	2,375	$0

		$0

Super Retail — 0.5%
GameStop Corp., Class A(6)	76,467	$1,894,852
GNC Acquisition Holdings, Class A(3)(7)	108,818	462,477

		$2,357,329

Total Common Stocks
(identified cost $6,425,730)		$3,758,959

Convertible Bonds — 0.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Energy — 0.1%
Petroplus Finance, Ltd., 3.375%, 3/26/13	$600	$427,462

		$427,462

Healthcare — 0.1%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	$525	$390,469

		$390,469

Total Convertible Bonds
(identified cost $733,737)		$817,931

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	53,543	$3,105,494
Chesapeake Energy Corp., 5.00%(5)	6,292	325,611

		$3,431,105

Total Convertible Preferred Stocks
(identified cost $5,951,414)		$3,431,105

Preferred Stocks — 0.2%

Security	Shares/Units	Value
Automotive and Auto Parts — 0.0%
Preferred Blocker, Inc.(5)	129	$32,188

		$32,188

7

Security	Shares/Units	Value
Gaming — 0.2%
Fontainebleau Resorts LLC (PIK)(3)(7)	4,143	$911,541

		$911,541

Super Retail — 0.0%
GNC Acquisition Holdings(3)(7)	37,182	$97,789

		$97,789

Total Preferred Stocks

(identified cost $4,329,280)		$1,041,518

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(6)	7,585,000	$151,700
Adelphia, Inc., Escrow Certificate(6)	3,555,000	71,100
Adelphia Recovery Trust(6)	10,758,837	174,831

		$397,631

Utilities — 0.0%
Mirant Corp., Escrow Certificate(3)(6)(7)	1,440,000	$144
Mirant Corp., Escrow Certificate(3)(6)(7)	3,200,000	320

		$464

Total Miscellaneous
(identified cost $9,898,658)		$398,095

Mortgage Pass-Throughs — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Global Signal Trust, Series 2006-1, Class B, 5.588%, 2/15/36(5)	$3,000	$2,640,000

Total Mortgage Pass-Throughs
(identified cost $2,610,000)		$2,640,000

Warrants — 0.5%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(3)(6)	13,600	$0

		$0

Gaming — 0.5%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(3)(6)(7)	25,351	$2,466,672

		$2,466,672

Total Warrants
(identified cost $730,314)		$2,466,672

Short-Term Investments — 3.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(8)	$17,274	$17,273,723

Total Short-Term Investments
(identified cost $17,273,723)		$17,273,723

Total Investments — 97.7%
(identified cost $693,357,496)		$450,438,508

8

Value
Less Unfunded Loan
Commitments — (0.0)%	$(25,013)

Net Investments — 97.7%
(identified cost $693,332,483)	$450,413,495

Other Assets, Less Liabilities — 2.3%	$10,664,631

Net Assets — 100.0%	$461,078,126

DIP	- Debtor in Possession

PIK	- Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	This Senior Loan will settle after January 31, 2009, at which time the interest rate will be determined.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $117,176,594 or 25.4% of the Portfolio’s net assets.

(6)	Non-income producing security.

(7)	Restricted security.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $4,237.

(9)	Unfunded or partially funded loan commitment. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

9

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$696,128,259

Gross unrealized appreciation	$4,720,474
Gross unrealized depreciation	(250,435,238)

Net unrealized depreciation	$(245,714,764)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous, and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$462,477
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		97,789
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,264,171
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,143	4,143,370		911,541
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$6,658,082		$5,203,114

(1)	Less than $0.50.
The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
A summary of financial instruments outstanding at January 31, 2009, is as follows:
Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive
		Credit	(000s	Annual	Termination	Net Unrealized
Reference Entity	Counterparty	Rating*	omitted)	Fixed Rate	Date	Depreciation

First Data Corp.	Bank of America	B3/B	$1,525	3.20%	12/20/09	$(207,987)
First Data Corp.	Citigroup, Inc.	B3/B	3,050	3.20	12/20/09	(415,973)
First Data Corp.	Citigroup, Inc.	B3/B	3,050	3.55	12/20/09	(406,306)
First Data Corp.	RBS Greenwich Capital	B3/B	3,040	3.95	12/20/10	(600,328)
First Data Corp.	RBS Greenwich Capital	B3/B	1,520	3.90	12/20/10	(301,370)
Ford Motor Corp.	JPMorgan Chase Bank	Caa1/CCC+	3,200	8.50	3/20/10	(295,062)
General Motors Corp.	Citigroup, Inc.	C/C	4,000	5.00	9/20/09	(2,355,676)

						$(4,582,702)

10

Credit Default Swaps — Buy Protection

Notional
			Amount	Receive
Reference		Credit	(000s	Annual	Termination	Net Unrealized
Entity	Counterparty	Rating*	omitted)	Fixed Rate	Date	Depreciation

Dynergy	Goldman Sachs Capital Markets L.P.	B2/B	$1,550	5.00%	3/20/14	$(65,321)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $19,385,000.
At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

11

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$22,913,914	$—
Level 2	Other Significant Observable Inputs	422,121,253	(4,648,023)
Level 3	Significant Unobservable Inputs	5,378,328	—

Total		$450,413,495	$(4,648,023)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of October 31, 2008	$5,504,469
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(291,759)
Net purchases (sales)	165,618
Accrued discount (premium)	—
Net transfer to (from) Level 3	—

Balance as of January 31, 2009	$5,378,328

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance International Equity Fund as of January 31, 2009 (Unaudited)
Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $15,179,941 and the Fund owned 64.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Equity Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 91.0%

Security	Shares	Value

Automobiles — 2.5%
Honda Motor Co., Ltd. ADR	13,100	$296,846
Toyota Motor Corp. ADR	4,500	285,795

		$582,641

Beverages — 7.9%
Diageo PLC ADR	16,300	$885,742
Fomento Economico Mexicano SA de C.V. ADR	19,200	540,480
Foster’s Group, Ltd.	125,100	430,199

		$1,856,421

Capital Markets — 0.4%
Invesco, Ltd.	9,000	$106,110

		$106,110

Chemicals — 1.1%
Agrium, Inc.	8,100	$271,107

		$271,107

Commercial Banks — 5.9%
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	$74,320
Banco Santander Central Hispano SA ADR	60,500	474,320
DBS Group Holdings, Ltd. ADR	11,600	272,020
Grupo Financiero Banorte SAB de C.V.	66,000	87,144
Mitsubishi UFJ Financial Group, Inc.	86,000	477,070

		$1,384,874

Communications Equipment — 0.7%
Nokia Oyj ADR	13,000	$159,510

		$159,510

Construction & Engineering — 0.9%
Bouygues SA	2,200	$74,916
Vinci SA	3,800	129,619

		$204,535

Consumer Finance — 0.9%
Promise Co., Ltd.	11,000	$201,887

		$201,887

Diversified Telecommunication Services — 10.1%
Deutsche Telekom AG	31,400	$378,921
France Telecom SA ADR	33,300	748,251
Koninklijke KPN N.V.	48,800	649,554
Nippon Telegraph & Telephone Corp.	5,000	242,160
Telefonica SA	20,800	368,760

		$2,387,646

Electric Utilities — 3.9%
E.ON AG ADR	12,000	$384,360
Hong Kong Electric Holdings	48,000	281,147
Scottish and Southern Energy PLC	14,500	249,325

		$914,832

Electrical Equipment — 1.1%
ABB, Ltd. ADR	20,000	$261,000

		$261,000

1

Security	Shares	Value

Electronic Equipment & Instruments — 1.0%
FUJIFILM Holdings Corp.	11,000	$240,496

		$240,496

Food Products — 6.0%
Nestle SA ADR	28,000	$964,600
Unilever PLC	21,000	460,668

		$1,425,268

Health Care Providers & Services — 1.1%
Fresenius Medical Care AG & Co. KGaA	5,700	$255,046

		$255,046

Industrial Conglomerates — 0.7%
Keppel Corp., Ltd. ADR	33,000	$174,900

		$174,900

Insurance — 6.8%
Aegon NV	36,700	$191,933
Aviva PLC	14,000	63,247
AXA SA ADR	18,900	304,290
Muenchener Rueckversicherungs-Gesellschaft AG	2,800	369,785
Tokio Marine Holdings, Inc.	17,100	452,927
Zurich Financial Services AG	1,200	216,374

		$1,598,556

Machinery — 0.8%
Atlas Copco AB, Class B	32,000	$189,939

		$189,939

Metals & Mining — 1.8%
Anglo American PLC ADR	15,263	$137,825
Companhia Vale do Rio Doce ADR	23,900	290,146

		$427,971

Multi-Utilities — 4.8%
National Grid PLC	66,800	$623,419
RWE AG ADR	6,500	505,180

		$1,128,599

Oil, Gas & Consumable Fuels — 6.2%
ENI SpA ADR	2,300	$97,497
Petroleo Brasileiro SA ADR	20,200	437,532
StatoilHydro ASA ADR	11,191	192,821
Total SA ADR	14,700	731,766

		$1,459,616

Pharmaceuticals — 12.3%
AstraZeneca PLC ADR	14,500	$558,685
GlaxoSmithKline PLC ADR	6,500	229,190
Novartis AG ADR	22,400	924,224
Roche Holding Ltd., ADR	11,400	400,254
Sanofi-Aventis	9,600	537,834
Shionogi & Co., Ltd.	12,000	257,122

		$2,907,309

Road & Rail — 0.9%
East Japan Railway Co.	3,000	$203,426

		$203,426

Software — 3.5%
Nintendo Co., Ltd.	2,700	$837,040

		$837,040

Tobacco — 4.7%
British American Tobacco PLC ADR	18,000	$991,800

2

Security	Shares	Value

Japan Tobacco, Inc.	40	$115,008

		$1,106,808

Trading Companies & Distributors — 2.0%
Mitsubishi Corp. ADR	17,300	$465,370

		$465,370

Wireless Telecommunication Services — 3.0%
Turkcell Iletisim Hizmetleri AS ADR	40,400	$532,068
Vodafone Group PLC ADR	9,500	176,605

		$708,673

Total Common Stocks (identified cost $31,107,782)		$21,459,580

Short-Term Investments — 8.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(1)	$2,073	$2,073,011

Total Short-Term Investments (identified cost $2,073,011)		$2,073,011

Total Investments — 99.8% (identified cost $33,180,793)		$23,532,591

Other Assets, Less Liabilities — 0.2%		$58,197

Net Assets — 100.0%		$23,590,788

ADR	- American Depository Receipt

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $4,897.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United Kingdom	18.6%	$4,376,505
Japan	17.3	4,075,147
Switzerland	11.7	2,766,452
France	10.7	2,526,677
United States	8.8	2,073,011
Germany	8.0	1,893,292
Spain	3.9	917,400
Netherlands	3.6	841,487
Brazil	3.1	727,678
Mexico	2.7	627,624
Turkey	2.3	532,068
Singapore	1.9	446,920
Australia	1.8	430,199
Hong Kong	1.2	281,147
Canada	1.1	271,107
Norway	0.8	192,821
Sweden	0.8	189,939
Finland	0.7	159,510
Bermuda	0.4	106,110
Italy	0.4	97,497

Total Investments	99.8%	$23,532,591

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,183,363

Gross unrealized appreciation	$35,024
Gross unrealized depreciation	(9,685,796)

Net unrealized depreciation	$(9,650,772)

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$15,034,769
Level 2	Other Significant Observable Inputs	8,497,822
Level 3	Significant Unobservable Inputs	—

Total		$23,532,591

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance International Income Fund as of January 31, 2009 (Unaudited)
Eaton Vance International Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests all of its investible assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $9,055,824 and the Fund owned 23.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Foreign Government Bonds — 45.7%

Security	Principal Amount		U.S. $ Value

Australia — 0.2%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$75,716

Total Australia (identified cost $94,626)			$75,716

Belgium — 3.4%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$352,045
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	278,009
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	273,704
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	409,681

Total Belgium (identified cost $1,419,128)			$1,313,439

Brazil — 0.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	246,271	$99,845

Total Brazil (identified cost $123,565)			$99,845

Canada — 1.9%
Canada Housing Trust, 3.60%, 6/15/13	CAD	881,000	$754,050

Total Canada (identified cost $877,133)			$754,050

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	40,188,851	$29,694
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	4,637,358	4,108

Total Costa Rica (identified cost $46,663)			$33,802

Czech Republic — 2.9%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,145,630

Total Czech Republic (identified cost $1,511,820)			$1,145,630

Denmark — 1.7%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$37,929
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	176,845
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	173,786
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	258,790

Total Denmark (identified cost $665,049)			$647,350

France — 12.7%
Government of France, 3.75%, 4/25/17	EUR	420,000	$544,045
Government of France, 4.00%, 4/25/09	EUR	1,055,000	1,358,185
Government of France, 4.00%, 10/25/13	EUR	905,000	1,218,942
Government of France, 4.00%, 4/25/14	EUR	570,000	765,236
Government of France, 5.50%, 4/25/29	EUR	745,000	1,104,896

Total France (identified cost $5,250,669)			$4,991,304

1

Security	Principal Amount		U.S. $ Value

Georgia — 0.9%
Republic of Georgia, 7.50%, 4/15/13	USD	515,000	$336,553

Total Georgia (identified cost $385,833)			$336,553

Germany — 11.0%
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,096,000	$1,481,405
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,202,730
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	1,641,264

Total Germany (identified cost $4,342,778)			$4,325,399

Ghana — 0.3%
Ghana Government Bond, 13.69%, 3/15/10(4)	GHS	140,000	$97,965

Total Ghana (identified cost $145,430)			$97,965

Ivory Coast — 0.0%
Ivory Coast, 4.00%, 3/31/28	USD	45,000	$17,590

Total Ivory Coast (identified cost $15,970)			$17,590

Netherlands — 3.4%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$302,735
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	447,308
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	275,649
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	292,851

Total Netherlands (identified cost $1,406,727)			$1,318,543

Peru — 0.2%
Republic of Peru, 12.25%, 8/10/11	PEN	255,000	$90,820

Total Peru (identified cost $108,049)			$90,820

Sweden — 1.9%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$695,236
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	57,080

Total Sweden (identified cost $866,171)			$752,316

Turkey — 0.0%
Republic of Turkey, 6.875%, 3/17/36	USD	15,000	$12,289

Total Turkey (identified cost $9,157)			$12,289

United Kingdom — 4.8%
United Kingdom Government Bond, 4.75%, 6/7/10	GBP	342,000	$520,154
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	439,009
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	503,747
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	428,051

Total United Kingdom (identified cost $2,465,860)			$1,890,961

2

Security	Principal Amount		U.S. $ Value

Uruguay — 0.0%
Republic of Uruguay, 7.875%, 1/15/33	USD	15,000	$12,652

Total Uruguay (identified cost $9,150)			$12,652

Total Foreign Government Bonds (identified cost $19,743,778)			$17,916,233

Foreign Corporate Bonds — 0.3%

Security	Principal Amount		U.S. $ Value

Kazakhstan — 0.3%
Kazkommerts International, 7.875%, 4/7/14	USD	200,000	$112,000

Total Foreign Corporate Bonds (identified cost $160,100)			$112,000

Mortgage-Backed Securities — 28.3%

Security	Principal Amount	U.S. $ Value

Collateralized Mortgage Obligations — 4.8%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29	$833,224	$869,230
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21	951,062	1,022,919

Total Collateralized Mortgage Obligations (identified cost $1,861,590)		$1,892,149

Mortgage Pass-Throughs — 23.5%
Federal National Mortgage Association:
6.00% with maturity at 2019	$424,042	$437,838
6.50% with maturity at 2017(6)	951,566	992,443
5.103% with maturity at 2035(7)	2,487,026	2,514,261

		$3,944,542

Government National Mortgage Association:
7.00% with maturity at 2026	$1,134,507	$1,227,163
8.00% with maturity at 2016	1,744,326	1,839,509
9.00% with various maturities to 2024	1,953,357	2,210,252

		$5,276,924

Total Mortgage Pass-Throughs (identified cost $9,086,515)		$9,221,466

Total Mortgage-Backed Securities (identified cost $10,948,105)		$11,113,615

Currency Options Purchased — 0.0%

	Principal Amount of
	Contracts (000’s			Expiration
Description	omitted)		Strike Price	Date	U.S. $ Value

Japanese Yen Put Option	JPY	1,058,706	106.94	4/3/09	$13,319

Total Currency Options Purchased (identified cost $148,995)					$13,319

3

Short-Term Investments — 23.2%
Foreign Government Securities — 0.6%

Securities	Principal Amount		U.S. $ Value

Iceland — 0.1%
Republic of Iceland, 0.00%, 3/20/09	ISK	3,442,000	19,445
Republic of Iceland, 8.50%, 6/12/09	ISK	2,973,000	$16,837

Total Iceland (identified cost $43,184)			$36,282

Peru — 0.5%
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	600,000	$188,399

Total Peru (identified cost $190,198)			$188,399

Total Foreign Government Securities (identified cost $233,382)			$224,681

Other Securities — 22.6%

Interest
(000’s omitted)	Description	U.S. $ Value

$8,859	Cash Management Portfolio, 0.23%(5)	$8,859,086

Total Other Securities (identified cost $8,859,086)		$8,859,086

Total Short-Term Investments (identified cost $9,049,284)		$9,047,485

Total Investments — 97.5% (identified cost $40,093,446)		$38,202,652

Currency Options Written —(0.2)%

	Principal Amount
	of Contracts
Description	(000’s omitted)		Strike Price	Expiration Date	U.S. $ Value

Japanese Yen Call Option	JPY	1,099,073	79.07	4/3/09	$(93,960)

Total Currency Option Written (Premium received $117,803)					$(93,960)

Other Assets, Less Liabilities — 2.7%					$1,053,219

Net Assets — 100.0%					$39,198,193

4

AUD	- Australian Dollar

BRL	- Brazilian Real

CAD	- Canadian Dollar

CRC	- Costa Rican Colon

DKK	- Danish Krone

EUR	- Euro

GBP	- British Pound Sterling

GHS	- Ghanaian Cedi

ISK	- Icelandic Krona

JPY	- Japanese Yen

PEN	- Peruvian New Sol

SEK	- Swedish Krona

USD	- United States Dollar

(1)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and the current face is BRL 246,271.

(2)	Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and the current face is CRC 40,188,851.

(3)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and the current face is CRC 4,637,358.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $13,684.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2009.
A summary of financial instruments outstanding at January 31, 2009 is as follows:
Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
3/09	3 Canadian 10 Year Treasury Bond	Long	$291,545	$303,413	$11,868
3/09	6 Euro-Bobl	Long	875,893	888,047	12,154
3/09	7 Euro-Bund	Long	1,111,158	1,096,778	(14,380)
3/09	6 Euro-Buxl	Long	761,172	755,948	(5,224)
3/09	15 Euro-Schatz	Long	2,053,564	2,070,407	16,843
3/09	3 FTSE/JSE Top 40 Index	Short	(60,510)	(54,660)	5,850
3/09	4 Mexico Bolsa Index	Short	(60,677)	(54,482)	6,195
3/09	12 U.K. Gilt	Long	2,020,452	2,041,981	21,529
9/10	21 90 Day Sterling	Long	3,662,792	3,718,176	55,384

					$110,219

     Descriptions of the underlying instruments to Futures Contracts:
•	Canadian 10 Year Treasury Bond: Canadian Government Bonds (CGB) having a maximum original maturity of 10 3/4 years and having a remaining maturity between 8 to 10.5 years as of the first day of the delivery month.

•	Euro-Bobl: Medium-term debt that is issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term notional debt securities issued by the German Federal Government with a term of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt instruments issued by the Federal Republic of Germany, with a remaining term of 24 to 35 years.

5

Descriptions of the underlying instruments to Futures contracts (continued):
•	Euro-Schatz: Medium-term security issued by the Federal Republic of Germany or the Treuhandanstalt with a term of 1 3/4 to 2 1/4 years.

•	FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

•	Mexico Bolsa Index: Mexico Bolsa Index is a capitalization weighted index of the leading stock traded on the Mexican stock exchange.

•	U.K. Gilt: Gilt issues having maturity of 8 and one quarter to 13 years from the calendar day of the delivery month.

•	90 Day Sterling: Three month Sterling interest rate futures traded on LIFFE London.
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
2/17/09	Australian Dollar	United States Dollar
	190,000	129,588	$8,993
2/09/09	Croatia Kuna	United States Dollar
	249,600	43,496	86
2/03/09	Czech Republic Koruna	Euro
	2,330,000	83,287	(365)
2/17/09	Czech Republic Koruna	Euro
	6,330,000	226,784	(268)
2/05/09	Israeli Shekel	United States Dollar
	690,000	177,018	7,494
2/27/09	Malaysian Ringgit	United States Dollar
	604,000	166,846	(394)
2/09/09	Peruvian New Sol	United States Dollar
	600,000	203,114	14,794
2/23/09	Philippine Peso	United States Dollar
	9,500,000	199,681	(175)
2/04/09	Romanian Leu	Euro
	790,000	182,511	(1,756)
2/05/09	Romanian Leu	Euro
	760,000	178,090	1,614
2/11/09	Romanian Leu	Euro
	298,077	69,143	(60)
4/23/09	Russian Rouble	United States Dollar
	7,400,000	206,128	14,027
2/17/09	Singapore Dollar	United States Dollar
	300,000	201,626	2,938
2/27/09	Singapore Dollar	United States Dollar
	300,000	198,697	36
2/04/09	South African Rand	United States Dollar
	1,210,000	118,758	252
2/04/09	South African Rand	United States Dollar
	2,762,582	278,852	8,286
2/12/09	South African Rand	United States Dollar
	627,881	62,451	1,096
2/05/09	Swedish Krona	Euro
	5,021,469	461,481	(9,354)
2/26/09	Taiwan Dollar	United States Dollar
	6,010,000	181,956	3,816
3/12/09	Taiwan Dollar	United States Dollar
	4,400,000	131,167	874

6

Sales (continued)

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
4/15/09	Taiwan Dollar	United States Dollar
	5,320,000	159,678	$2,142
4/21/09	Taiwan Dollar	United States Dollar
	4,800,000	143,049	911
4/30/09	Taiwan Dollar	United States Dollar
	6,000,000	177,651	(21)
2/06/09	Thai Baht	United States Dollar
	4,000,000	113,798	(550)
2/20/09	Thai Baht	United States Dollar
	9,970,000	284,694	293

			$54,709

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
3/03/09	Brazilian Real	United States Dollar
	590,831	256,973	$(4,588)
2/27/09	British Pound Sterling	United States Dollar
	102,339	145,951	2,302
2/09/09	Chilean Peso	United States Dollar
	44,870,000	70,684	1,982
2/09/09	Colombian Peso	United States Dollar
	273,125,859	123,754	(11,753)
2/03/09	Czech Republic Koruna	Euro
	2,330,000	80,356	4,119
2/05/09	Euro	United States Dollar
	1,398,851	1,809,413	(18,380)
2/09/09	Euro	United States Dollar
	33,452	43,496	(668)
2/27/09	Euro	United States Dollar
	469,311	620,571	(19,886)
2/05/09	Japanese Yen	United States Dollar
	830,114,260	9,204,673	36,089
2/12/09	Japanese Yen	United States Dollar
	624,008,000	7,024,546	(77,273)
2/05/09	Mexican Peso	United States Dollar
	3,470,000	247,981	(6,515)
2/17/09	Peruvian New Sol	United States Dollar
	1,172,000	369,716	(2,491)
2/11/09	Polish Zloty	Euro
	1,639,130	393,360	(33,357)
2/05/09	Swedish Krona	United States Dollar
	493,500	61,015	(2,027)

			$(132,446)

At January 31, 2009, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $15,840 and a payable of $22,281.

7

Credit Default Swaps
The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
At January 31, 2009, the Portfolio had the following credit default swap contracts outstanding:
Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount *	Annual		Market	Unrealized
		(000’s	Fixed	Termination	Annual Fixed	Appreciation
Reference Entity	Counterparty	omitted)	Rate **	Date	Rate***	(Depreciation)

Brazil	JPMorgan Chase Bank	$200	5.25%	11/20/09	2.30%	$7,470
Iceland	Barclays Bank PLC	100	1.88	3/20/18	8.68	(31,292)
Iceland	JPMorgan Chase Bank	100	1.70	3/20/18	8.68	(32,146)
Iceland	JPMorgan Chase Bank	300	1.75	3/20/18	8.68	(95,727)
Iceland	JPMorgan Chase Bank	100	1.90	3/20/18	8.68	(31,197)
Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	7.45	(30,337)
Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	7.45	(28,298)
Kazakhstan	Citigroup Global Markets	100	8.00	10/20/09	11.54	(19)
Kazakhstan	Barclays Bank PLC	200	9.75	11/20/09	11.54	2,727
Latvia	Barclays Bank PLC	100	8.50	12/20/13	8.12	2,385
Latvia	Barclays Bank LLC	100	8.20	12/20/13	8.12	1,302
Latvia	Credit Suisse First Boston	100	9.00	12/20/13	8.12	4,253
Peru	Citigroup Global Markets	200	2.00	9/20/11	3.03	(3,538)
Peru	Citigroup Global Markets	100	2.90	10/20/13	3.51	(1,562)

						$(235,979)

Credit Default Swaps — Buy Protection

		Notional
		Amount *	Contract		Unrealized
		(000’s	Annual Fixed	Termination	Appreciation
Reference Entity	Counterparty	omitted)	Rate **	Date	(Depreciation)

Austria	Barclays Bank PLC	200	0.44%	12/20/13	$8,831
Austria	Barclays Bank PLC	100	1.42	3/20/14	130
Greece	JPMorgan Chase Bank	4,000	0.13	9/20/17	624,926
Kazakhstan	Barclays Bank PLC	200	2.43	9/20/13	40,319
Turkey	Barclays Bank PLC	540	2.12	1/20/13	38,065

					$712,271

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $1,900,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

8

Total Return Swaps

	Notional	Expiration			Net Unrealized
Counterparty	Amount	Date	Pay	Receive	Depreciation
JPMorgan Chase Bank	$50,643	7/23/09	1-month USD-LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$(560)

					$(560)

Written call option activity for the fiscal year to date period ended January 31, 2009 was as follows:

	Principal Amount of	Premiums
	Contracts (000’s omitted)	Received
Outstanding, beginning of period	JPY 1,099,073	$117,803
Options written, exercised or expired	—	—

Outstanding, end of period	JPY 1,099,073	$117,803

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,170,258

Gross unrealized appreciation	$239,874
Gross unrealized depreciation	(2,207,480)

Net unrealized depreciation	$(1,967,606)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments	Other Financial
	Valuation Inputs	in Securities	Instruments*
Level 1	Quoted Prices	$8,872,405	$16,259
Level 2	Other Significant Observable Inputs	29,232,283	397,995
Level 3	Significant Unobservable Inputs	97,965	—

Total		$38,202,652	$414,254

*	Other financial instruments include forward foreign currency exchange contracts, written options, futures contracts and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of October 31, 2008	$211,938
Realized gains (losses)	(15,666)
Change in net unrealized appreciation (depreciation)	(7,764)
Net purchases (sales)	(90,540)
Accrued discount (premium)	(3)
Net transfers to (from) Level 3	—

Balance as of January 31, 2009	$97,965

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models.
Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance Low Duration Fund as of January 31, 2009 (Unaudited)
Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2009, the Fund owned 87.4% of Investment Portfolio’s outstanding interests, 0.4% of Floating Rate Portfolio’s outstanding interests and 1.7% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2009 is set forth below.

Investment	Value	% of Net Assets

Investment Portfolio (identified cost $111,789,826)	$112,352,140	81.4%
Floating Rate Portfolio (identified cost $13,251,053)	10,420,979	7.6
Government Obligations Portfolio (identified cost $14,615,762)	14,982,597	10.9

Total Investments — 99.9% (identified cost $139,656,641)	$137,755,716	99.9%

Other Assets, Less Liabilities — 0.1%	$183,872	0.1%

Net Assets — 100.0%	$137,939,588	100.0%

The Fund adopted Financial Accounting Standards Board Statements of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements,” effective November 1, 2008, FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2009 and October 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
The Investment Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio and Government Obligations Portfolio at January 31, 2009 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Investment Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Mortgage-Backed Securities — 95.6%

	Principal Amount
Security	(000’s omitted)	Value

Mortgage Pass-Throughs — 86.8%
Federal Home Loan Mortgage Corp.:
4.375%, with various maturities to 2037(1)	$888	$886,426
4.649%, with maturity at 2030(1)	1,432	1,430,208
5.00%, with maturity at 2014	2,455	2,513,264
5.067%, with maturity at 2022(1)	765	766,469
5.50%, with various maturities to 2017	2,244	2,316,439
6.00%, with various maturities to 2029(2)	10,563	10,991,797
6.50%, with various maturities to 2030	1,491	1,566,871
7.50%, with various maturities to 2017	3,357	3,513,737
8.00%, with various maturities to 2025	794	865,393
9.25%, with maturity at 2017	9	9,550

		$24,860,154

Federal National Mortgage Association:
4.351%, with maturity at 2018(1)	$146	$145,720
4.375%, with various maturities to 2035(1)	1,933	1,934,326
4.405%, with maturity at 2027(1)	1,356	1,358,516
4.44%, with maturity at 2036(1)	966	968,112
4.50%, with various maturities to 2018	22,315	22,762,904
4.563%, with maturity at 2036(1)	1,035	1,040,643
4.691%, with maturity at 2035(1)	4,853	4,858,810
4.75%, with maturity at 2018(1)	52	51,979
5.00%, with various maturities to 2018	3,839	3,936,611
5.087%, with maturity at 2036(1)	5,900	5,970,756
5.103%, with maturity at 2035(1)	3,467	3,505,176
5.50%, with various maturities to 2017	8,606	8,881,883
5.513%, with maturity at 2034(1)	8,133	8,229,921
6.00%, with various maturities to 2031	8,495	8,829,778
6.179%, with maturity at 2040(1)	3,183	3,277,484
6.321%, with maturity at 2032(1)	1,043	1,068,947
6.50%, with various maturities to 2019	3,384	3,529,712
7.00%, with various maturities to 2016	1,136	1,183,425
8.00%, with maturity at 2023	282	313,345
9.00%, with maturity at 2011	22	22,496
9.50%, with various maturities to 2022	1,252	1,401,037
9.528%, with maturity at 2018(3)	739	829,315

		$84,100,896

Government National Mortgage Association:
4.125%, with various maturities to 2027(1)	$1,436	$1,459,651
8.25%, with maturity at 2020	454	503,750
9.00%, with maturity at 2017	574	637,932

		$2,601,333

Total Mortgage Pass-Throughs (identified cost $110,383,766)		$111,562,383

1

Collateralized Mortgage Obligations — 4.7%

	Principal Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 3.805%, 10/15/22(4)	$160	$156,051

		$156,051

Federal National Mortgage Association:
Series G93-17, Class FA, 1.406%, 4/25/23(4)	$335	$328,916
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,551	1,623,708
Series G97-4, Class FA, 1.144%, 6/17/27(4)	292	284,495
Series 1993-140, Class J, 6.65%, 6/25/13	301	301,656
Series 1993-203, Class PI, 6.50%, 10/25/23	2,117	2,205,544
Series 1993-250, Class Z, 7.00%, 12/25/23	644	675,889
Series 2001-4, Class GA, 10.148%, 4/17/25(3)	421	466,325

		$5,886,533

Total Collateralized Mortgage Obligations (identified cost $6,042,050)		$6,042,584

Commercial Mortgage-Backed Securities — 4.1%

	Principal Amount
Security	(000’s omitted)	Value

GS Mortgage Securities Corp. II:
Series 2001-LIB, Class A2, 6.615%, due 2016(5)	$1,000	$1,039,038
Series 2001-ROCK, Class A2FL, 0.796%, due 2018(4)(5)	2,000	1,893,985

		$2,933,023

Host Marriott Pool Trust:
Series 1999-HMTA, Class A, 6.98%, with maturity at 2015(5)	$1,320	$1,329,571
Series 1999-HMTA, Class C, 7.73%, with maturity at 2015(5)	580	590,522
Series 1999-HMTA, Class D, 7.97%, with maturity at 2015(5)	180	183,480
Series 1999-HMTA, Class E, 8.07%, with maturity at 2015(5)	180	183,569

		$2,287,142

Total Commercial Mortgage-Backed Securities (identified cost $5,331,777)		$5,220,165

Total Mortgage-Backed Securities (identified cost $121,757,593)		$122,825,132

2

Short-Term Investments — 4.0%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(6)	$5,169	$5,169,332

Total Short-Term Investments (identified cost $5,169,332)		$5,169,332

Total Investments — 99.6% (identified cost $126,926,925)		$127,994,464

Other Assets, Less Liabilities — 0.4%		$541,309

Net Assets — 100.0%		$128,535,773

(1)	Adjustable rate mortgage.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $5,220,165 or 4.1% of the Portfolio’s net assets.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $9,050.
A summary of open financial instruments at January 31, 2009 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	130 U.S. Treasury Note	Short	$(14,896,733)	$(15,362,344)	$(465,611)

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$127,222,283

Gross unrealized appreciation	$1,170,848
Gross unrealized depreciation	(398,667)

Net unrealized appreciation	$772,181

3

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$5,169,332	$(465,611)
Level 2	Other Significant Observable Inputs	122,825,132	—
Level 3	Significant Unobservable Inputs	—	—

Total		$127,994,464	$(465,611)

*	Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Strategic Income Fund as of January 31, 2009 (Unaudited)
Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In so doing, the Fund invests primarily in Global Macro Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2009, the Fund owned 1.8% of Boston Income Portfolio’s outstanding interests, 85.7% of Emerging Markets Local Income Portfolio’s outstanding interests, 15.4% of Floating Rate Portfolio’s outstanding interests, 79.0% of Global Macro Portfolio’s outstanding interests, 11.6% of High Income Opportunities Portfolio’s outstanding interests, 68.0% of International Income Portfolio’s outstanding interests, and 11.4% of Investment Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at
January 31, 2009 is set forth below.
Investment in Affiliated Portfolios — 91.1%

Security	Value

Boston Income Portfolio (identified cost $28,043,293)	$28,979,638
Emerging Markets Local Income Portfolio (identified cost $59,317,341)	53,106,919
Floating Rate Portfolio (identified cost $598,997,158)	443,959,277
Global Macro Portfolio (identified cost $599,687,923)	590,838,464
High Income Opportunities Portfolio (identified cost $59,046,024)	53,493,115
International Income Portfolio (identified cost $27,481,478)	26,638,996
Investment Portfolio (identified cost $14,667,620)	14,701,596

Total Investment in Affiliated Portfolios (identified cost $1,387,240,837)	$1,211,718,005

Commercial Mortgage-Backed Securities — 0.8%

Security	Principal Amount	Value

CD, Series 2007-CD4, Class A4, 5.322%, 12/11/49	$5,694,000	$3,624,628
COMM, Series 2007-C9, Class A4, 5.82%, 12/10/49	4,286,000	2,903,246
GCCFC, Series 2007-GG9, Class A4, 5.444%, 3/10/39	4,286,000	2,937,492
JPMCC, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	1,371,000	829,355

Total Commercial Mortgage-Backed Securities (identified cost $10,728,266)		$10,294,721

Mortgage Pass-Throughs — 7.3%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
4.649%, 6/1/30 (1)	$1,432,285	$1,430,208
6.50%, 9/1/30	11,004,072	11,595,783
7.00%, 3/1/24	10,191,604	11,011,631
8.00%, 4/17/26	4,478,885	4,910,300

Federal National Mortgage Association:
4.691%, 3/1/35 (1)	$3,639,416	$3,644,107
5.00% with various maturities to 2018	14,076,209	14,509,528
5.103%, 8/1/35 (1)	7,943,853	8,030,846
6.00%, 6/1/30	1,164,076	1,202,313
6.50% with various maturities to 2029	7,011,164	7,375,964
7.00%, 8/1/23	9,456,375	10,188,412
9.50%, 12/1/20	5,086,093	5,859,419

Government National Mortgage Association:
7.00% with various maturities to 2034	$10,962,561	$11,789,007
7.50%, 12/15/22	5,306,317	5,821,268

Total Mortgage Pass-Throughs (identified cost $96,040,628)		$97,368,786

U.S. Treasury Obligations — 0.2%

Security	Principal Amount	Value

U.S. Treasury Notes, 4.875%, 6/30/12	$2,000,000	$2,226,876

Total U.S. Treasury Obligations (identified cost $2,035,625)		$2,226,876

Short-Term Investments — 1.2%

Security	Principal Amount	Value

State Street Bank and Trust Time Deposit, 0.01%, 2/2/09	$16,707,615	$16,707,615

Total Short-Term Investments (identified cost $16,707,615)		$16,707,615

Total Investments – 100.6% (identified cost $1,512,752,971)		$1,338,316,003

Other Assets, Less Liabilities — (0.6)%		$(8,428,508)

Net Assets – 100.0%		$1,329,887,495

CD	- Citigroup/Deutsche Bank Commercial Mortgage

COMM	- Commercial Mortgage Pass Through Certificates

GCCFC	- Greenwich Capital Commercial Funding Corp.

JPMCC	- JP Morgan Chase Commercial Mortgage Securities Corp.

(1)	Adjustable Rate Mortgage
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,519,284,394

Gross unrealized appreciation	$1,489,878
Gross unrealized depreciation	(182,458,269)

Net unrealized depreciation	$(180,968,391)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$1,228,425,620
Level 2	Other Significant Observable Inputs	109,890,383
Level 3	Significant Unobservable Inputs	—

Total		$1,338,316,003

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
A copy of each Portfolio’s Form N-Q (containing a portfolio of investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Global Macro Fund as of January 31, 2009 (Unaudited)
Eaton Vance Global Macro Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests all of its investable assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $64,311,264 and the Fund owned 8.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Foreign Government Bonds — 6.1%

	Principal
Security	Amount		U.S. $ Value

Brazil — 0.6%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,276,501	$4,511,682

Total Brazil (identified cost $5,588,191)			$4,511,682

Costa Rica — 0.3%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	2,187,609,168	$1,616,336
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	256,308,033	227,064

Total Costa Rica (identified cost $2,544,024)			$1,843,400

Georgia — 2.2%
Republic of Georgia, 7.50%, 4/15/13	USD	25,134,000	$16,425,069

Total Georgia (identified cost $19,359,559)			$16,425,069

Ghana — 0.7%
Ghana Government Bond, 13.00%, 8/2/10(4)	GHS	600,000	$405,711
Ghana Government Bond, 13.50%, 3/30/10(4)	GHS	980,000	682,623
Ghana Government Bond, 13.67%, 6/11/12(4)	GHS	4,300,000	2,658,518
Ghana Government Bond, 13.69%, 3/15/10(4)	GHS	1,900,000	1,329,518

Total Ghana (identified cost $8,309,614)			$5,076,370

Indonesia — 0.2%
Republic of Indonesia, 6.875%, 1/17/18	USD	2,300,000	$1,785,375

Total Indonesia (identified cost $1,591,606)			$1,785,375

Ivory Coast — 0.1%
Ivory Coast, 4.00%, 3/31/28	USD	2,296,000	$897,498

Total Ivory Coast (identified cost $814,817)			$897,498

Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$157,384

Total Kenya (identified cost $181,588)			$157,384

1

	Principal
Security	Amount		U.S. $ Value
Peru — 1.2%
Republic of Peru, 12.25%, 8/10/11	PEN	24,833,000	$8,844,489

Total Peru (identified cost $10,445,231)			$8,844,489

Turkey — 0.1%
Republic of Turkey, 6.875%, 3/17/36	USD	765,000	$626,734

Total Turkey (identified cost $467,061)			$626,734

Uruguay — 0.7%
Republic of Uruguay, 5.00%, 9/14/18(13)	UYU	161,674,030	$4,889,480
Republic of Uruguay, 7.875%, 1/15/33	USD	765,000	645,239

Total Uruguay (identified cost $7,397,254)			$5,534,719

Total Foreign Government Bonds (identified cost $56,698,945)			$45,703,147

Foreign Corporate Bonds and Notes — 1.0%

	Principal
Security	Amount		U.S. $ Value

Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(10)	USD	3,558,193	$3,486,087

Total Chile (identified cost $3,000,000)			$3,486,087

Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(6)(7)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(6)(7)	USD	2,000,000	10,000

Total Indonesia (identified cost $2,910,368)			$30,000

Kazakhstan — 0.5%
Kazkommerts International, 7.875%, 4/7/14	USD	7,500,000	$4,200,000

Total Kazakhstan (identified cost $6,078,733)			$4,200,000

Total Foreign Corporate Bonds and Notes (identified cost $11,989,101)			$7,716,087

Debt Obligations — United States — 85.1%

	Principal
Security	Amount	U.S. $ Value

Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19	$500,000	$586,613
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	854,498

Total Corporate Bonds and Notes (identified cost $1,529,065)		$1,441,111

2

Mortgage-Backed Securities — 84.6%

	Principal
Security	Amount	U.S. $ Value
Collateralized Mortgage Obligations — 12.4%
Federal Home Loan Mortgage Corp:
Series 4, Class D, 8.00%, 12/25/22	$489,193	$500,382
Series 1548, Class Z, 7.00%, 7/15/23	660,484	691,597
Series 1650, Class K, 6.50%, 1/15/24	4,056,612	4,230,796
Series 1817, Class Z, 6.50%, 2/15/26	564,367	586,880
Series 1927, Class ZA, 6.50%, 1/15/27	2,242,093	2,329,784
Series 2127, Class PG, 6.25%, 2/15/29	2,629,142	2,742,756

		$11,082,195

Federal National Mortgage Association:
Series 1992-180, Class F, 1.556%, 10/25/22(8)	$2,212,345	$2,188,547
Series 1993-16, Class Z, 7.50%, 2/25/23	2,105,911	2,266,717
Series 1993-79, Class PL, 7.00%, 6/25/23	1,630,373	1,728,313
Series 1993-104, Class ZB, 6.50%, 7/25/23	688,415	717,017
Series 1993-121, Class Z, 7.00%, 7/25/23	10,621,659	11,259,857
Series 1993-141, Class Z, 7.00%, 8/25/23	1,689,655	1,782,821
Series 1994-42, Class ZQ, 7.00%, 4/25/24	10,416,659	11,023,701
Series 1994-63, Class PJ, 7.00%, 12/25/23	422,101	422,462
Series 1994-79, Class Z, 7.00%, 4/25/24	2,060,580	2,184,224
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,351,049	1,475,741
Series 1996-35, Class Z, 7.00%, 7/25/26	510,437	540,417
Series 1998-16, Class H, 7.00%, 4/18/28	1,589,986	1,683,533
Series 1999-25, Class Z, 6.00%, 6/25/29	4,840,097	4,985,074
Series 2000-2, Class ZE, 7.50%, 2/25/30	578,410	618,564
Series 2000-49, Class A, 8.00%, 3/18/27	1,712,298	1,880,679
Series 2001-37, Class GA, 8.00%, 7/25/16	209,207	223,612
Series G93-1, Class K, 6.675%, 1/25/23	2,351,332	2,451,436
Series G93-31, Class PN, 7.00%, 9/25/23	7,628,692	8,056,440
Series G93-41, Class ZQ, 7.00%, 12/25/23	15,048,279	15,914,246

		$71,403,401

Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,343,716	$1,421,863
Series 1999-42, Class Z, 8.00%, 11/16/29	3,410,279	3,705,050
Series 2001-35, Class K, 6.45%, 10/26/23	548,216	572,170
Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,134,546

		$10,833,629

Total Collateralized Mortgage Obligations (identified cost $82,129,234)		$93,319,225

Commercial Mortgage-Backed Securities — 3.5%
CD, Series 2007-CD4, Class A4, 5.322%, 12/11/49	$3,330,000	$2,119,777
COMM, Series 2007-C9, Class A4, 5.816%, 12/10/49	5,000,000	3,386,895
GCCFC, Series 2007-GG9, Class A4, 5.444%, 3/10/39	5,000,000	3,426,846
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44(9)	9,960,000	5,785,311
JPMCC, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	1,600,000	967,883
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43	7,000,000	5,199,336
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	6,000,000	5,023,233

Total Commercial Mortgage-Backed Securities (identified cost $32,811,157)		$25,909,281

3

	Principal
Security	Amount	U.S. $ Value
Mortgage Pass-Throughs — 68.7%
Federal Home Loan Mortgage Corp.:
4.649% with maturity at 2030(11)	$2,864,572	$2,860,418
5.00% with various maturities to 2019	13,071,688	13,468,637
5.50% with maturity at 2013	13,687,123	14,127,666
5.608% with maturity at 2023(11)	1,004,485	1,013,151
6.00% with maturity at 2024	5,115,253	5,346,309
6.50% with various maturities to 2024	5,966,764	6,289,660
7.00% with various maturities to 2031	6,648,841	7,149,343
7.31% with maturity at 2026	443,045	484,246
7.50% with various maturities to 2029	21,923,870	24,014,008
7.95% with maturity at 2022	662,418	732,915
8.00% with various maturities to 2030	3,613,458	3,983,873
8.15% with maturity at 2021	377,210	411,984
8.30% with maturity at 2021	308,292	343,586
8.47% with maturity at 2018	355,914	394,777
8.50% with various maturities to 2028	2,112,435	2,385,801
9.00% with various maturities to 2027	4,141,112	4,684,841
9.50% with various maturities to 2027	398,041	459,967
9.75% with various maturities to 2020	16,225	18,082
10.00% with various maturities to 2020	1,493,346	1,657,168
10.50% with maturity at 2021	659,443	752,605
11.00% with maturity at 2016	1,047,413	1,181,067
13.25% with maturity at 2013	1,308	1,412

		$91,761,516

Federal National Mortgage Association:
4.019% with various maturities to 2033(11)	$29,632,254	$29,675,222
4.30% with maturity at 2035(11)	8,376,188	8,391,282
4.375% with various maturities to 2035(11)	37,108,500	37,132,273
4.405% with maturity at 2022(11)	3,794,281	3,798,208
4.525% with maturity at 2025(11)	2,315,366	2,325,572
4.651% with maturity at 2028(11)	348,456	354,123
4.691% with maturity at 2035(11)	22,375,670	22,404,512
4.725% with maturity at 2024(11)	1,880,548	1,896,633
5.00% with various maturities to 2018(12)	34,028,918	35,071,535
5.103% with maturity at 2035(11)	16,682,324	16,865,012
5.216% with maturity at 2023(11)	208,576	210,717
5.50% with various maturities to 2018	5,728,325	5,911,805
6.00% with maturity at 2030	6,608,530	6,825,607
6.321% with maturity at 2032(11)	6,803,433	6,971,397
6.50% with various maturities to 2030	39,674,668	41,818,303
6.855% with maturity at 2025(11)	786,856	817,838
7.00% with various maturities to 2032	40,669,081	43,555,027
7.50% with various maturities to 2034	31,460,111	34,061,726
8.00% with various maturities to 2030	12,782,737	14,206,924
8.50% with various maturities to 2026	122,901	135,576
8.99% with maturity at 2020(9)	16,521	16,842
9.00% with various maturities to 2027	1,457,652	1,638,242
9.048% with maturity at 2028(9)	1,181,723	1,323,236
9.50% with various maturities to 2031	6,016,852	6,810,408
10.50% with maturity at 2029	706,172	816,404
11.00% with maturity at 2016	94,746	102,992

4

	Principal
Security	Amount	U.S. $ Value
11.023% with maturity at 2027(9)	$1,226,926	$1,392,968
11.50% with maturity at 2031	843,259	1,007,462

		$325,537,846

Government National Mortgage Association:
4.125% with maturity at 2024(11)	$905,942	$920,923
6.50% with maturity at 2013	812,140	851,850
7.00% with various maturities to 2033	32,079,905	34,580,285
7.50% with various maturities to 2031	12,761,879	13,989,888
7.75% with maturity at 2019	42,545	46,746
8.00% with various maturities to 2034	35,823,233	39,588,472
8.30% with various maturities to 2020	243,115	264,441
8.50% with various maturities to 2021	2,426,707	2,673,205
9.00% with various maturities to 2025	745,946	841,896
9.50% with various maturities to 2026	2,447,777	2,833,810

		$96,591,516

Total Mortgage Pass-Throughs (identified cost $514,952,776)		$513,890,878

Total Mortgage-Backed Securities (identified cost $629,893,167)		$633,119,384

U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,102,111

Total U.S. Treasury Obligations (identified cost $1,779,772)		$2,102,111

Total Debt Obligations — United States (identified cost $633,202,004)		$636,662,606

Common Stocks — 0.2%

Security	Shares	Value
China — 0.2%

Business Services — 0.1%
APP China(5)	8,155	$326,200
		$326,200

Commercial Banks — 0.1%
Industrial and Commercial Bank of China	2,191,752	$926,662
		$926,662

Total China (identified cost $2,395,650)		$1,252,862

Total Common Stocks (identified cost $2,395,650)		$1,252,862

5

Short-Term Investments — 6.3%
Foreign Government Securities — 2.6%

	Principal Amount
Security	(000’s omitted)		U.S. $ Value
Iceland — 1.3%
Central Bank of Iceland, 15.25%, 3/25/09(8)	ISK	600,000,000	$3,455,664
Republic of Iceland, 0.00%, 3/20/09	ISK	608,024	3,434,970
Republic of Iceland, 8.50%, 6/12/09	ISK	524,777,000	2,971,908

Total Iceland (identified cost $15,703,542)			$9,862,542

Peru — 1.3%
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800	$9,357,143
Total Peru (identified cost $10,026,824)			$9,357,143

Total Foreign Government Securities (identified cost $25,730,366)			$19,219,685

Investment Companies — 0.2%

	Shares	U.S. $ Value
BlackRock Global Floating Rate Income Trust	24	$226,219
First Trust/Four Corners Senior Floating Rate Income Fund II	15	124,800
ING Prime Rate Trust	30	119,700
Nuveen Senior Income Fund	30	105,897
Pimco High Income Fund	59	479,115

Total Investment Companies (identified cost $923,406)		$1,055,731

Other Securities — 3.5%

	Interest/
	Principal Amount
	(000’s omitted)	U.S. $ Value
Cash Management Portfolio, 0.23%(14)	$23,228	$23,227,910
State Street Bank and Trust Time Deposit, 0.01%, 2/2/09	3,150	3,150,000

Total Other Securities (identified cost $26,377,910)		$26,377,910

Total Short-Term Investments (identified cost $53,031,682)		$46,653,326

Currency Options Purchased — 0.0%

	Principal Amount
	of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
South Korean Won Call Option	KRW	7,324,000	915.5	6/2/09	$68,260
Euro Put Option	EUR	800	1.3375	2/12/09	49,464
Euro Put Option	EUR	800	1.3705	4/8/09	85,101
Euro Put Option	EUR	800	1.3745	5/13/09	93,131

Total Currency Options Purchased (identified cost $264,289)					$295,956

Total Investments — 98.7% (identified cost $757,581,671)					$738,283,557

Other Assets, Less Liabilities — 1.3%					$9,768,724

Net Assets — 100.0%					$748,052,281

6

BRL	- Brazilian Real

CRC	- Costa Rican Colon

EUR	- Euro

GHS	- Ghanaian Cedi

ISK	- Icelandic Krona

KES	- Kenyan Shilling

KRW	- South Korean Won

PEN	- Peruvian New Sol

USD	- United States Dollar

UYU	- Uruguayan Peso

(1)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 11,276,501.

(2)	Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,400,000 and the current face is CRC 2,187,609,168.

(3)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000 and the current face is CRC 256,308,033.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Non-income producing security.

(6)	Convertible bond.

(7)	Defaulted security.

(8)	Floating-rate security.

(9)	Weighted average fixed-rate coupon that changes/updates monthly.

(10)	Bond pays a coupon of 3.80% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fomento) Rate. The original face is $3,000,000 and the current face is $3,558,193.

(11)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2009.

(12)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(13)	Bond pays a coupon of 5.00% on the face at the end of the payment period. Principal is adjusted based on the Uruguayan inflation rate. The original face is UYU 135,030,000 and the current face is UYU 161,674,030.

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $106,218.

7

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/17/09	Australian Dollar	United States Dollar
	12,230,000	8,341,349	$578,847
2/09/09	Croatia Kuna	Euro
	12,815,500	1,717,550	(29,895)
2/03/09	Czech Republic Koruna	Euro
	80,440,000	2,875,373	(12,610)
2/03/09	Czech Republic Koruna	Euro
	156,000,000	5,714,516	152,506
2/17/09	Czech Republic Koruna	Euro
	236,440,000	8,470,909	(10,016)
2/05/09	Israeli Shekel	United States Dollar
	31,820,000	8,163,370	345,620
2/27/09	Malaysian Ringgit	United States Dollar
	31,014,000	8,567,167	(20,244)
2/09/09	Peruvian New Sol	United States Dollar
	29,800,000	10,088,016	734,805
2/23/09	Philippine Peso	United States Dollar
	356,700,000	7,497,478	(6,579)
2/04/09	Romanian Leu	Euro
	24,460,000	5,650,918	(54,360)
2/05/09	Romanian Leu	Euro
	30,350,000	7,111,892	64,444
2/11/09	Romanian Leu	Euro
	14,353,554	3,329,518	(2,877)
4/23/09	Russian Rouble	United States Dollar
	275,720,000	7,680,223	522,630
2/17/09	Singapore Dollar	United States Dollar
	11,120,000	7,473,621	108,895
2/27/09	Singapore Dollar	United States Dollar
	11,320,000	7,497,483	1,362
2/04/09	South African Rand	United States Dollar
	125,771,407	12,695,206	377,231
2/12/09	South African Rand	United States Dollar
	49,525,094	4,925,909	86,435
2/26/09	Taiwan Dollar	United States Dollar
	297,240,000	8,999,092	188,694
3/12/09	Taiwan Dollar	United States Dollar
	134,600,000	4,012,520	26,734
4/15/09	Taiwan Dollar	United States Dollar
	192,710,000	5,784,134	77,590
4/21/09	Taiwan Dollar	United States Dollar
	252,400,000	7,521,979	47,889
4/30/09	Taiwan Dollar	United States Dollar
	328,236,000	9,718,600	(1,151)
2/06/09	Thai Baht	United States Dollar
	310,000,000	8,819,346	(42,590)
2/20/09	Thai Baht	United States Dollar
	213,240,000	6,089,092	6,265

			$3,139,625

8

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
3/03/09	Brazilian Real	United States Dollar
	10,916,009	4,747,742	$(84,774)
2/09/09	Colombian Peso	United States Dollar
	13,574,303,631	6,150,568	(584,135)
2/03/09	Czech Republic Koruna	Euro
	236,440,000	8,474,552	7,782
2/05/09	Euro	United States Dollar
	6,554,109	8,477,740	(86,116)
2/05/09	Mexican Peso	United States Dollar
	157,940,000	11,287,072	(296,526)
2/17/09	Peruvian New Sol	United States Dollar
	9,400,000	2,965,300	(19,976)
2/11/09	Polish Zloty	Euro
	52,953,625	12,707,853	(1,077,618)
2/12/09	Polish Zloty	Euro
	7,092,375	1,626,207	(47,404)

			$(2,188,767)

At January 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $631,719 and a payable of $755,934.
Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/10	500 U.K. 3 Month Pound Sterling	Long	$87,209,354	$88,528,005	$1,318,651
3/09	165 FTSE/JSE Top 40 Index	Short	(3,328,100)	(3,006,289)	321,811
3/09	210 Mexican Bolsa Index	Short	(3,185,525)	(2,860,308)	325,217
3/09	12 U.S. Treasury Bond	Short	(1,501,646)	(1,520,438)	(18,792)
3/09	86 U.S. 5 Year Treasury Note	Short	(9,962,933)	(10,162,781)	(199,848)

					$1,747,039

Descriptions of the underlying instruments to Futures Contracts:
•	FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

•	Mexican Bolsa Index: Mexican Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican Stock Exchange.

•	U.K. 3 Month Pound Sterling: Interest Rate Futures traded on LIFFE London.

•	U.S. 5 Year Treasury Note: U.S. Treasury notes that have an original maturity of not more than 5 years and 3 months and a remaining maturity of not less than 4 years and 2 months as of the 1st day of the delivery month.

•	U.S. Treasury Bond: U.S. Treasury bonds that if callable are not callable for at least 15 years from the first day of the delivery month or, if callable have a maturity of at least 15 years from the first day of the delivery month.
Credit Default Swaps
The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
At January 31, 2009, the Portfolio had the following credit default swap contracts outstanding:

9

Credit Default Swaps — Sell Protection

						Net Unrealized
		Notional Amount	Contract	Termination	Current Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)*	Annual Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$8,400	5.25%	11/20/09	2.30%	$313,727
Colombia	Credit Suisse First Boston	8,800	4.90	11/20/09	2.55	278,179
Iceland	Barclays Bank PLC	5,000	1.70	3/20/18	8.68	(1,607,339)
Iceland	Barclays Bank PLC	3,900	1.88	3/20/18	8.68	(1,220,381)
Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	8.68	(1,607,339)
Iceland	JPMorgan Chase Bank	3,300	1.70	3/20/18	8.68	(1,060,844)
Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	8.68	(2,105,982)
Iceland	JPMorgan Chase Bank	4,000	1.90	3/20/18	8.68	(1,247,877)
Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	7.45	(1,516,816)
Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	7.45	(1,414,911)
Kazakhstan	Barclays Bank PLC	7,600	9.75	11/20/09	11.54	103,596
Kazakhstan	Citigroup Global Markets	7,600	8.00	10/20/09	11.54	(1,438)
Latvia	Barclays Bank PLC	3,800	8.50	12/20/13	8.12	90,653
Latvia	Barclays Bank PLC	3,800	8.20	12/20/13	8.12	49,477
Latvia	Credit Suisse First Boston	3,800	9.00	12/20/13	8.12	161,628
Peru	Citigroup Global Markets	7,400	2.00	09/20/11	3.03	(130,901)
Peru	Citigroup Global Markets	3,800	2.90	10/20/13	3.51	(59,381)

						$(10,975,949)

Credit Default Swaps — Buy Protection

		Notional Amount	Contract	Termination	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Annual Fixed Rate**	Date	Appreciation
Austria	Barclays Bank PLC	$8,800	0.44%	12/20/13	$388,585
Austria	Barclays Bank PLC	3,700	1.42	3/20/14	4,830
Egypt	Barclays Bank PLC	6,000	0.75	1/20/11	573,792
Greece	Credit Suisse First Boston	20,000	0.195	6/20/20	3,632,632
Greece	Goldman Sachs, Inc	35,000	0.29	6/20/15	4,066,457
Greece	JPMorgan Chase Bank	20,000	0.12625	9/20/17	3,124,627
Italy	Credit Suisse First Boston	18,200	0.20	12/20/16	1,711,534
Kazakhstan	Barclays Bank PLC	7,500	2.43	9/20/13	1,511,963
Philippines	Citigroup Global Markets	5,000	1.88	6/20/11	215,494
Philippines	Credit Suisse First Boston	5,000	1.88	6/20/11	215,494
Philippines	JPMorgan Chase Bank	5,000	1.88	6/20/11	215,494
Serbia	HSBC Bank USA	7,000	1.30	5/20/11	669,989
Turkey	Barclays Bank PLC	4,170	2.12	1/20/13	293,949
Turkey	Credit Suisse First Boston	5,000	2.87	7/20/11	147,244
Turkey	Credit Suisse First Boston	4,120	2.11	1/20/13	291,827
Turkey	JPMorgan Chase Bank	4,000	3.60	4/6/09	(42,428)
Turkey	JPMorgan Chase Bank	10,000	3.16	4/20/10	31,426
Turkey	JPMorgan Chase Bank	12,610	2.12	1/20/13	888,896
Turkey	Morgan Stanley	5,000	4.05	4/6/14	(30,483)

					$17,911,322

10

* If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $92,800,000.
** The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Interest Rate Swaps

		Portfolio				Net Unrealized
		Pays/Receives				Appreciation
Counterparty	Notional Amount	Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	(Depreciation)
Barclays Capital PLC	MYR 36,000,000	Pay	KLIBOR	3.85%	March 27, 2012	$430,437
			Brazilian Interbank
JPMorgan Chase Bank	BRL 12,290,767	Pay	Deposit Rate	10.35	January 2, 2012	(385,321)
			Brazilian Interbank
JPMorgan Chase Bank	BRL 10,533,705	Pay	Deposit Rate	12.73	January 2, 2012	207,026

						$252,142

BRL	—	Brazilian Real
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
MYR	—	Malaysian Ringgit
Total Return Swaps

		Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Notional Amount	Date	Pays	Receives	Depreciation
			1-month	Total Return on
			USD-LIBOR-BBA +	Merrill Lynch Abu
Merrill Lynch Capital Services	$1,497,106	12/3/09	50bp	Dhabi Index	$(249,213)
			1-month	Total Return on
			USD-LIBOR-BBA +	JPMorgan Abu Dhabi
JPMorgan Chase Bank	$1,381,164	7/23/2009	50bp	Index	(4,516)

$(253,729)

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of the investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$764,725,177

Gross unrealized appreciation	$11,232,909
Gross unrealized depreciation	(37,674,529)

Net unrealized depreciation	$(26,441,620)

11

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$24,579,597	$1,747,039
Level 2	Other Significant Observable Inputs	708,627,590	7,884,644
Level 3	Significant Unobservable Inputs	5,076,370	—

Total		$738,283,557	$9,631,683

*Other financial instruments are forward foreign exchange contracts, financial futures contracts and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of October 31, 2008	$10,811,904
Realized gains (losses)	(783,393)
Change in net unrealized appreciation (depreciation)	(425,111)
Net purchases (sales)	(4,527,032)
Net transfers to (from) Level 3	—

Balance as of January 31, 2009	$5,076,370

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models.
Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance Tax-Managed Dividend Income Fund	as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 81.8%

Security	Shares	Value

Aerospace & Defense — 3.3%
Raytheon Co.	583,661	$29,544,920
United Technologies Corp.	130,000	6,238,700

		$35,783,620

Capital Markets — 2.2%
Northern Trust Corp.	400,000	$23,008,000

		$23,008,000

Chemicals — 0.5%
Potash Corp. of Saskatchewan	75,000	$5,614,500

		$5,614,500

Commercial Services & Supplies — 1.3%
Waste Management, Inc.	450,000	$14,035,500

		$14,035,500

Computers & Peripherals — 4.5%
Hewlett-Packard Co.	870,117	$30,236,566
International Business Machines Corp.	200,000	18,330,000

		$48,566,566

Diversified Financial Services — 1.0%
JPMorgan Chase & Co.	400,000	$10,204,000

		$10,204,000

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	1,093,750	$26,928,125
Verizon Communications, Inc.	1,000,000	29,870,000

		$56,798,125

Electric Utilities — 9.3%
E.ON AG	375,000	$12,079,127
Edison International	550,000	17,913,500
Endesa SA	350,000	10,779,648
FirstEnergy Corp.	475,000	23,745,250
Fortum Oyj	600,000	11,705,627
Iberdrola SA	3,000,000	23,354,496

		$99,577,648

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	250,000	$10,202,500

		$10,202,500

Food & Staples Retailing — 3.5%
Kroger Co. (The)	398,892	$8,975,070
Wal-Mart Stores, Inc.	598,769	28,213,995

		$37,189,065

Food Products — 3.2%
Nestle SA	1,000,000	$34,559,307

		$34,559,307

Hotels, Restaurants & Leisure — 3.2%
McDonald’s Corp.	590,000	$34,231,800

		$34,231,800

Household Products — 0.9%
Kimberly-Clark de Mexico SA de CV	3,000,000	$9,793,072

		$9,793,072

1

Security	Shares	Value

Insurance — 2.8%
Chubb Corp.	292,084	$12,436,937
Travelers Companies Inc. (The)	450,000	17,388,000

		$29,824,937

Metals & Mining — 2.3%
Southern Copper Corp.	600,000	$8,364,000
ThyssenKrupp AG	801,639	16,268,270

		$24,632,270

Oil, Gas & Consumable Fuels — 14.4%
BP PLC ADR	580,000	$24,632,600
Chevron Corp.	500,000	35,260,000
Exxon Mobil Corp.	500,000	38,240,000
Marathon Oil Corp.	400,000	10,892,000
Repsol YPF SA	1,110,000	19,824,320
Total SA ADR	500,000	24,890,000

		$153,738,920

Pharmaceuticals — 12.5%
AstraZeneca PLC	280,000	$10,789,648
Johnson & Johnson	750,000	43,267,500
Merck & Co., Inc.	753,975	21,525,986
Novartis AG ADR	670,271	27,655,381
Schering-Plough Corp.	1,760,375	30,912,185

		$134,150,700

Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group, Inc.	75,000	$3,223,500

		$3,223,500

Road & Rail — 1.3%
Canadian National Railway Co.	400,000	$14,000,000

		$14,000,000

Specialty Retail — 2.2%
Home Depot, Inc.	1,068,696	$23,009,025

		$23,009,025

Textiles, Apparel & Luxury Goods — 1.3%
VF Corp.	250,000	$14,005,000

		$14,005,000

Tobacco — 5.5%
Imperial Tobacco Group PLC	850,000	$23,242,846
Philip Morris International, Inc.	950,000	35,292,500

		$58,535,346

Total Common Stocks (identified cost $963,777,702)		$874,683,401

2

Preferred Stocks — 14.5%

Security	Shares	Value

Commercial Banks — 5.8%
Abbey National Capital Trust I, 8.963%(1)	3,500	$2,303,927
Auction Pass-Through Trust 2006-5B – USB H, 0.00%(1)(2)	40	1,000
Auction Pass-Through Trust 2006-6B – USB H, 0.00%(1)(2)	40	1,000
Barclays Bank PLC, 8.55%(1)(2)	2,560	1,180,826
BBVA International Preferred SA Unipersonal, 5.919%(1)	3,500	1,189,447
Citigroup Inc., Series AA, 8.125%	355,500	3,306,150
Credit Agricole SA/London, 6.637%(1)(2)	10,400	5,257,938
DB Capital Funding VIII, 6.375%	115,000	1,610,000
DB Contingent Capital Trust II, 6.55%	160,000	2,145,600
HSBC Capital Funding LP, 9.547%(1)(2)	4,000	3,112,956
HSBC Capital Funding LP, 10.176%(1)(2)	3,250	2,847,946
JPMorgan Chase & Co., 7.90%(1)	16,000	12,513,088
Landsbanki Islands HF, 7.431%(1)(2)(3)	14,750	8,850
Lloyds Banking Group PLC, 6.657%(1)(2)	113,500	2,293,824
PNC Financial Services Group, Inc., 9.875%(1)	270,000	5,656,500
Royal Bank of Scotland Group PLC, 7.64%(1)	115	2,080,074
Santander Finance Unipersonal, 6.50%	525,000	9,003,750
Standard Chartered PLC, 6.409%(1)(2)	103	3,558,207
UBS Preferred Funding Trust I, 8.622%(1)	7,105	3,564,799

		$61,635,882

Diversified Financial Services — 3.6%
Bank of America Corp., 4.00%(1)	1,275,000	$8,606,250
Bank of America Corp., 6.25%	95,000	940,500
Bank of America Corp., 6.70%	387,350	3,892,868
CoBank, 11.00%	300,000	13,723,050
Preferred Pass-Through Trust, 2006-A GS, Class A, 6.006%(1)(2)	70	11,549,678
Structured Auction Rate Securities/Stock Custodial-Receipts Merrill H, 5.88%(1)(2)	2,100	5,271

		$38,717,617

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(2)	13,250	$934,540

		$934,540

Insurance — 3.8%
Aegon NV, 6.375%	205,000	$2,457,950
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,081,000
Arch Capital Group, Ltd., Series B, 7.875%	26,500	551,995
AXA SA, 6.463%(1)(2)	5,000	2,237,570
Endurance Specialty Holdings, Ltd., 7.75%	181,550	2,944,741
ING Capital Funding Trust III, 8.439%(1)	11,750	5,380,901
ING Groep NV, 8.50%	325,000	4,793,750
MetLife, Inc., 6.50%	350,000	6,020,000
PartnerRe, Ltd., 6.50%	52,000	981,760
PartnerRe, Ltd., 6.75%	139,700	2,794,000
RAM Holdings, Ltd., Series A, 7.50%(1)	5,000	3,430,000
RenaissanceRe Holdings, Ltd., 6.08%	82,000	1,278,380
RenaissanceRe Holdings, Ltd., 6.60%	175,000	3,220,000

		$40,172,047

Oil, Gas & Consumable Fuels — 0.7%
Kinder Morgan GP, Inc., 8.33%(1)(2)	7,000	$7,768,250

		$7,768,250

3

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 0.5%
AMB Property Corp., 6.75%	29,900	$501,722
Duke Realty Corp., 6.95%	120,000	1,458,000
Health Care Property, Inc., 7.10%	150,000	2,427,000
ProLogis Trust, 6.75%	55,000	759,550
PS Business Parks, Inc., 7.95%	26,000	484,900

		$5,631,172

Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50%(2)(3)	475,000	$4,750

		$4,750

Total Preferred Stocks (identified cost $300,579,232)		$154,864,258

Corporate Bonds & Notes — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Retail-Food and Drug — 0.8%
CVS Caremark Corp., 6.302%, 6/1/37(1)	$15,000	$8,180,265

Total Corporate Bonds & Notes (identified cost $12,419,554)		$8,180,265

Short-Term Investments — 2.7%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(4)	$29,520	$29,520,178

Total Short-Term Investments (identified cost $29,520,178)		$29,520,178

Total Investments — 99.8% (identified cost $1,306,296,666)		$1,067,248,102

Other Assets, Less Liabilities — 0.2%		$2,490,922

Net Assets — 100.0%		$1,069,739,024

ADR	- American Depository Receipt

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $40,762,606 or 3.81% of the Fund’s net assets.

(3)	Defaulted security.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $66,958.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	70.9%	$758,536,521
United Kingdom	6.3	67,778,024
Spain	6.0	62,962,214
Switzerland	5.9	62,214,688
France	3.0	32,385,508
Germany	2.6	28,347,397
Canada	1.8	19,614,500
Finland	1.1	11,705,628
Mexico	0.9	9,793,072
Netherlands	0.7	7,251,700
Bermuda	0.6	6,650,000
Iceland	0.0	8,850

Total	99.8%	$1,067,248,102

The Fund did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,327,450,639

Gross unrealized appreciation	$38,420,445
Gross unrealized depreciation	(298,622,982)

Net unrealized depreciation	$(260,202,537)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$860,747,863
Level 2	Other Significant Observable Inputs	206,500,239
Level 3	Significant Unobservable Inputs	—

Total		$1,067,248,102

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed International Equity Fund as of January 31, 2009 (Unaudited)
Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $106,131,326 and the Fund owned 55.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio	as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Automobiles — 2.2%
Honda Motor Co., Ltd.	96,000	$2,206,262
Toyota Motor Corp.	64,700	2,081,280

		$4,287,542

Beverages — 8.9%
Diageo PLC	607,000	$8,144,448
Fomento Economico Mexicano SA de C.V. ADR	173,400	4,881,210
Foster’s Group, Ltd.	1,120,000	3,851,501

		$16,877,159

Chemicals — 1.3%
Agrium, Inc.	75,000	$2,510,250

		$2,510,250

Commercial Banks — 6.8%
Banco Bilbao Vizcaya Argentaria SA	116,700	$1,088,217
Banco Santander Central Hispano SA	575,000	4,652,974
DBS Group Holdings, Ltd.	400,000	2,302,926
Grupo Financiero Banorte SAB de C.V.	500,000	660,180
Mitsubishi UFJ Financial Group, Inc.	769,000	4,265,891

		$12,970,188

Communications Equipment — 1.0%
Nokia Oyj	150,000	$1,838,476

		$1,838,476

Construction & Engineering — 1.3%
Bouygues SA	35,000	$1,191,851
Vinci SA	38,000	1,296,195

		$2,488,046

Consumer Finance — 0.9%
Promise Co., Ltd.	91,000	$1,670,155

		$1,670,155

Diversified Telecommunication Services — 11.3%
Deutsche Telekom AG	286,000	$3,451,317
France Telecom SA ADR	300,000	6,741,000
Koninklijke KPN N.V.	400,000	5,324,217
Nippon Telegraph & Telephone Corp.	40,000	1,937,280
Telefonica SA	230,000	4,077,633

		$21,531,447

Electric Utilities — 4.3%
E.ON AG	58,020	$1,868,882
E.ON AG ADR	51,350	1,644,741
Hong Kong Electric Holdings	380,000	2,225,745
Scottish and Southern Energy PLC	145,000	2,493,245

		$8,232,613

1

Security	Shares	Value

Electrical Equipment — 1.1%
ABB, Ltd. ADR	165,900	$2,164,995

		$2,164,995

Electronic Equipment & Instruments — 1.1%
FUJIFILM Holdings Corp.	91,000	$1,989,559

		$1,989,559

Food Products — 6.4%
Nestle SA	240,000	$8,294,234
Unilever PLC	181,000	3,970,520

		$12,264,754

Health Care Providers & Services — 1.2%
Fresenius Medical Care AG & Co. KGaA	52,000	$2,326,732

		$2,326,732

Industrial Conglomerates — 0.8%
Keppel Corp., Ltd.	574,000	$1,511,337

		$1,511,337

Insurance — 7.1%
Aegon NV	316,800	$1,656,795
Aviva PLC	156,700	707,918
AXA SA	152,900	2,408,004
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	2,773,390
Tokio Marine Holdings, Inc.	147,700	3,912,122
Zurich Financial Services AG	10,900	1,965,398

		$13,423,627

Machinery — 0.9%
Atlas Copco AB, Class B	286,000	$1,697,581

		$1,697,581

Metals & Mining — 1.7%
Anglo American PLC ADR	127,400	$1,150,422
Companhia Vale do Rio Doce ADR	177,500	2,154,850

		$3,305,272

Multi-Utilities — 5.1%
National Grid PLC	552,300	$5,154,402
RWE AG	58,000	4,506,467

		$9,660,869

Oil, Gas & Consumable Fuels — 6.3%
ENI SpA	75,000	$1,586,346
Petroleo Brasileiro SA ADR	183,000	3,963,780
Total SA	128,000	6,378,818

		$11,928,944

Pharmaceuticals — 13.7%
AstraZeneca PLC ADR	129,000	$4,970,370
GlaxoSmithKline PLC ADR	58,100	2,048,606
Novartis AG	209,500	8,608,458
Roche Holding AG	24,400	3,425,387
Sanofi-Aventis	88,800	4,974,967
Shionogi & Co., Ltd.	94,000	2,014,124

		$26,041,912

Road & Rail — 0.9%
East Japan Railway Co.	24,000	$1,627,408

		$1,627,408

Software — 3.9%
Nintendo Co., Ltd.	24,000	$7,440,356

		$7,440,356

2

Security	Shares	Value

Tobacco — 4.7%
British American Tobacco PLC	289,000	$7,924,336
Japan Tobacco, Inc.	330	948,816

		$8,873,152

Trading Companies & Distributors — 1.7%
Mitsubishi Corp.	250,000	$3,303,539

		$3,303,539

Wireless Telecommunication Services — 3.7%
Turkcell Iletisim Hizmetleri AS ADR	395,000	$5,202,150
Vodafone Group PLC ADR	95,000	1,766,050

		$6,968,200

Total Common Stocks (identified cost $226,993,607)		$186,934,113

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(1)	$2,877	$2,876,773

Total Short-Term Investments (identified cost $2,876,773)		$2,876,773

Total Investments — 99.8% (identified cost $229,870,380)		$189,810,886

Other Assets, Less Liabilities — 0.2%		$299,288

Net Assets — 100.0%		$190,110,174

ADR	–	American Depository Receipt

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $20,811.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United Kingdom	20.2%	$38,330,317
Japan	17.6	33,396,792
Switzerland	12.9	24,458,472
France	12.1	22,990,836
Germany	8.7	16,571,528
Spain	5.1	9,818,824
Netherlands	3.7	6,981,012
Brazil	3.2	6,118,630
Mexico	2.9	5,541,390
Turkey	2.7	5,202,150
Singapore	2.0	3,851,501
Australia	2.0	3,814,263
United States	1.5	2,876,773
Canada	1.3	2,510,250
Hong Kong	1.2	2,225,745
Finland	1.0	1,838,476
Sweden	0.9	1,697,581
Italy	0.8	1,586,346

Total Investments	99.8%	$189,810,886

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$230,414,056

Gross unrealized appreciation	$7,633,403
Gross unrealized depreciation	(48,236,573)

Net unrealized depreciation	$(40,603,170)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$47,388,350
Level 2	Other Significant Observable Inputs	142,422,536
Level 3	Significant Unobservable Inputs	—

Total		$189,810,886

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of January 31, 2009 (Unaudited)
Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $23,182,733 and the Fund owned 41.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 98.6%

Security	Shares	Value

Air Freight & Logistics — 2.2%
CH Robinson Worldwide, Inc.	27,200	$1,250,656

		$1,250,656

Auto Components — 1.0%
BorgWarner, Inc.	34,000	$573,920

		$573,920

Capital Markets — 4.7%
Affiliated Managers Group, Inc.(1)	40,000	$1,607,600
Jeffries Group, Inc.	28,000	323,120
SEI Investments Co.	53,000	671,510

		$2,602,230

Chemicals — 2.6%
Albemarle Corp.	35,200	$783,200
RPM International, Inc.	56,000	689,360

		$1,472,560

Commercial Banks — 2.6%
City National Corp.	11,500	$398,015
Synovus Financial Corp.	74,000	293,040
Westamerica Bancorporation	18,000	769,140

		$1,460,195

Commercial Services & Supplies — 0.9%
Mine Safety Appliances Co.	26,000	$510,120

		$510,120

Communications Equipment — 0.6%
F5 Networks, Inc.(1)	15,000	$332,550

		$332,550

Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc.(1)	18,000	$696,060

		$696,060

Construction Materials — 0.9%
Martin Marietta Materials, Inc.	6,000	$483,120

		$483,120

Containers & Packaging — 2.2%
Sonoco Products Co.	54,000	$1,238,220

		$1,238,220

Diversified Consumer Services — 3.2%
H&R Block, Inc.	40,000	$829,200
Matthews International Corp., Class A	24,000	934,560

		$1,763,760

Electric Utilities — 1.1%
DPL, Inc.	29,300	$631,415

		$631,415

Electrical Equipment — 2.4%
AMETEK, Inc.	42,000	$1,342,320

		$1,342,320

1

Security	Shares	Value

Electronic Equipment, Instruments & Components — 6.0%
Amphenol Corp., Class A	40,500	$1,059,075
Mettler Toledo International, Inc.(1)	17,000	1,131,860
National Instruments Corp.	55,000	1,180,850

		$3,371,785

Energy Equipment & Services — 4.6%
FMC Technologies, Inc.(1)	40,000	$1,183,600
Oceaneering International, Inc.(1)	40,000	1,378,400

		$2,562,000

Food & Staples Retailing — 1.3%
Ruddick Corp.	30,000	$721,500

		$721,500

Food Products — 1.4%
Hormel Foods Corp.	26,000	$775,580

		$775,580

Gas Utilities — 4.1%
AGL Resources, Inc.	24,100	$743,003
National Fuel Gas Co.	33,000	988,680
Questar Corp.	16,400	557,272

		$2,288,955

Health Care Equipment & Supplies — 6.6%
Bard (C.R.), Inc.	12,800	$1,095,296
Beckman Coulter, Inc.	18,400	914,848
DENTSPLY International, Inc.	44,800	1,205,568
Varian Medical Systems, Inc.(1)	12,000	445,560

		$3,661,272

Health Care Providers & Services — 1.7%
Henry Schein, Inc.(1)	25,000	$935,750

		$935,750

Hotels, Restaurants & Leisure — 1.4%
Sonic Corp.(1)	79,850	$777,739

		$777,739

Household Durables — 1.2%
Mohawk Industries, Inc.(1)	21,000	$674,310

		$674,310

Insurance — 4.4%
Brown and Brown, Inc.	55,000	$1,052,150
HCC Insurance Holdings, Inc.	34,000	795,940
Markel Corp.(1)	2,300	621,069

		$2,469,159

IT Services — 1.2%
Fiserv, Inc.(1)	20,200	$641,350

		$641,350

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A(1)	2,061	$130,956
Pharmaceutical Product Development, Inc.	30,000	716,700

		$847,656

Machinery — 5.4%
Donaldson Co., Inc.	40,000	$1,244,800
Graco, Inc.	31,000	659,370
IDEX Corp.	50,000	1,130,500

		$3,034,670

Media — 1.3%
John Wiley & Sons, Inc., Class A	21,000	$744,030

		$744,030

2

Security	Shares	Value

Metals & Mining — 1.7%
Commercial Metals Co.	80,000	$920,000

		$920,000

Multiline Retail — 2.9%
Dollar Tree, Inc.(1)	38,000	$1,622,980

		$1,622,980

Multi-Utilities — 3.9%
NSTAR	34,000	$1,149,880
OGE Energy Corp.	42,300	1,043,964

		$2,193,844

Oil, Gas & Consumable Fuels — 2.4%
Newfield Exploration Co.(1)	70,000	$1,343,300

		$1,343,300

Personal Products — 1.5%
Alberto-Culver Co.	35,000	$856,100

		$856,100

Professional Services — 1.1%
FTI Consulting, Inc.(1)	15,000	$615,150

		$615,150

Real Estate Investment Trusts (REITs) — 3.1%
Health Care REIT, Inc.	20,000	$756,200
Rayonier, Inc.	34,000	1,000,960

		$1,757,160

Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	54,050	$1,025,328

		$1,025,328

Software — 5.7%
ANSYS, Inc.(1)	41,200	$1,024,232
Citrix Systems, Inc.(1)	16,000	336,640
Fair Isaac Corp.	57,000	723,900
Jack Henry & Associates, Inc.	62,500	1,112,500

		$3,197,272

Specialty Retail — 4.5%
O’Reilly Automotive, Inc.(1)	48,000	$1,395,360
Ross Stores, Inc.	38,500	1,132,670

		$2,528,030

Tobacco — 1.0%
Universal Corp., VA	19,000	$581,020

		$581,020

Trading Companies & Distributors — 1.2%
Fastenal Co.	20,000	$683,600

		$683,600

Total Common Stocks (identified cost $59,121,055)		$55,186,666

Total Investments — 98.6% (identified cost $59,121,055)		$55,186,666

Other Assets, Less Liabilities — 1.4%		$805,286

Net Assets — 100.0%		$55,991,952

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,184,482

Gross unrealized appreciation	$5,266,382
Gross unrealized depreciation	(9,264,198)

Net unrealized depreciation	$(3,997,816)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$55,186,666
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$55,186,666

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of January 31, 2009 (Unaudited)
Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $57,121,285 and the Fund owned 54.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 97.7%

Security	Shares	Value

Aerospace & Defense — 3.2%
BE Aerospace, Inc.(1)	269,000	$2,601,230
Goodrich Corp.	21,000	811,860

		$3,413,090

Airlines — 0.4%
UAL Corp.(1)(2)	45,000	$424,800

		$424,800

Auto Components — 0.0%
Goodyear Tire & Rubber Co.(1)	100	$617

		$617

Beverages — 1.1%
Central European Distribution Corp.(1)(2)	100	$1,210
Heckmann Corp.(1)(2)	231,000	1,196,580

		$1,197,790

Biotechnology — 3.4%
Biogen Idec, Inc.(1)	8,126	$395,330
Genzyme Corp.(1)	45,578	3,141,236

		$3,536,566

Capital Markets — 2.3%
Aberdeen Asset Management PLC	70,620	$131,210
Goldman Sachs Group, Inc.	100	8,073
MF Global, Ltd.(1)(2)	852,000	2,300,400

		$2,439,683

Chemicals — 7.7%
CF Industries Holdings, Inc.	11,200	$526,400
Lubrizol Corp.	63,000	2,149,560
Monsanto Co.	12,479	949,153
Mosaic Co. (The)	28,000	998,760
NewMarket Corp.	53,000	1,669,500
Potash Corp. of Saskatchewan, Inc.	3	225
Syngenta AG	9,300	1,798,527

		$8,092,125

Commercial Banks — 0.0%
KeyCorp	500	$3,640

		$3,640

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	27,500	$857,725

		$857,725

Communications Equipment — 3.0%
Nortel Networks Corp.(1)	1,000	$95
Polycom, Inc.(1)	500	7,025
Research In Motion, Ltd.(1)	57,494	3,185,168
Riverbed Technology, Inc.(1)	1,000	10,150

		$3,202,438

1

Security	Shares	Value

Computers & Peripherals — 0.0%
Apple, Inc.(1)	10	$901
Synaptics, Inc.(1)	150	3,535

		$4,436

Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	1,000	$11,260
Granite Construction, Inc.(2)	49,500	1,743,390
KBR, Inc.	1,000	14,160
Perini Corp.(1)	3,539	73,788

		$1,842,598

Consumer Finance — 3.5%
American Express Co.	65,000	$1,087,450
SLM Corp.(1)(2)	227,173	2,601,131

		$3,688,581

Diversified Consumer Services — 3.7%
Capella Education Co.(1)	100	$5,533
Corinthian Colleges, Inc.(1)	60,000	1,120,800
H&R Block, Inc.	133,000	2,757,090

		$3,883,423

Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.(1)	100	$5,693
KKR Financial Holdings LLC	100	142

		$5,835

Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR(1)	39	$118

		$118

Electrical Equipment — 1.9%
GrafTech International, Ltd.(1)	253,000	$2,026,530
Vestas Wind Systems A/S(1)	33	1,589

		$2,028,119

Electronic Equipment, Instruments & Components — 0.5%
IPG Photonics Corp.(1)	100	$961
National Instruments Corp.	25,000	536,750

		$537,711

Energy Equipment & Services — 1.2%
Pride International, Inc.(1)	81,176	$1,308,557

		$1,308,557

Food & Staples Retailing — 1.1%
Shoppers Drug Mart Corp.	64	$2,368
Supervalu, Inc.	67,000	1,175,180

		$1,177,548

Health Care Equipment & Supplies — 3.5%
Kinetic Concepts, Inc.(1)	18,493	$445,681
Parexel International Corp.(1)	69,000	682,410
Thoratec Corp.(1)	88,625	2,567,466

		$3,695,557

Health Care Providers & Services — 2.5%
Catalyst Health Solutions, Inc.(1)	23,100	$508,662
CIGNA Corp.	62,000	1,076,320
DaVita, Inc.(1)	22,000	1,034,000
Henry Schein, Inc.(1)	1,000	37,430

		$2,656,412

2

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.2%
Scientific Games Corp., Class A(1)	97,000	$1,219,290
Starbucks Corp.(1)	500	4,720

		$1,224,010

Household Durables — 0.0%
Standard Pacific Corp.(1)	100	$141

		$141

Industrial Conglomerates — 0.0%
McDermott International, Inc.(1)	200	$2,074

		$2,074

Insurance — 7.6%
Admiral Group PLC	42,000	$544,583
Allied World Assurance Holdings, Ltd.	60,000	2,262,000
Fairfax Financial Holdings, Ltd.(2)	2,600	846,768
Fidelity National Financial, Inc., Class A	158,765	2,321,144
First American Corp.	51,996	1,135,593
HCC Insurance Holdings, Inc.	36,000	842,760
MetLife, Inc.	100	2,873
Progressive Corp.(1)	400	4,860

		$7,960,581

Internet & Catalog Retail — 1.7%
HSN, Inc.(1)	100	$475
Priceline.com, Inc.(1)(2)	26,750	1,794,658

		$1,795,133

Internet Software & Services — 4.3%
Ariba, Inc.(1)	1,000	$7,640
DealerTrack Holdings, Inc.(1)	1,000	11,390
Equinix, Inc.(1)(2)	53,000	2,827,550
Google, Inc., Class A(1)	3,100	1,049,443
MercadoLibre, Inc.(1)(2)	46,000	616,860
Move, Inc.(1)	1,013	1,712

		$4,514,595

IT Services — 2.6%
Euronet Worldwide, Inc.(1)	138,000	$1,386,900
MasterCard, Inc., Class A	9,000	1,222,020
TeleTech Holdings, Inc.(1)	1,000	8,090
WNS Holdings, Ltd. ADR(1)	52	338
Wright Express Corp.(1)	10,000	116,600

		$2,733,948

Machinery — 0.0%
Energy Recovery, Inc.(1)	100	$625
Hansen Transmissions International NV(1)	500	769

		$1,394

Media — 4.7%
Central European Media Enterprises, Ltd., Class A(1)	29,096	$286,887
Liberty Media Corp.(1)	162,000	2,972,700
McGraw-Hill Co., Inc. (The)	51,000	1,121,490
Virgin Media, Inc.	127,000	576,580

		$4,957,657

Metals & Mining — 1.5%
Centerra Gold, Inc.(1)	1,000	$4,257
Gammon Gold, Inc.(1)	90,000	589,500
Schnitzer Steel Industries, Inc.	500	19,635
Silver Wheaton Corp.(1)	1,000	6,530
Steel Dynamics, Inc.	89,000	945,180

		$1,565,102

3

Security	Shares	Value

Multiline Retail — 1.1%
Big Lots, Inc.(1)	87,000	$1,170,150

		$1,170,150

Oil, Gas & Consumable Fuels — 5.9%
Centennial Coal Co., Ltd.	2,000	$3,491
Continental Resources, Inc.(1)	1,000	20,670
Enbridge Energy Management, LLC(1)	11,500	351,095
Enbridge Energy Partners, LP.	21,800	691,060
Goodrich Petroleum Corp.(1)(2)	47,848	1,382,807
Paladin Energy, Ltd.(1)	770,000	1,450,520
Patriot Coal Corp.(1)	500	2,565
Petrohawk Energy Corp.(1)	68,000	1,340,280
Petroleo Brasileiro S.A. ADR	1,000	26,200
W&T Offshore, Inc.	1,000	12,570
Walter Industries, Inc.	53,000	977,320

		$6,258,578

Personal Products — 0.0%
Bare Escentuals, Inc.(1)	1,000	$3,630
Herbalife, Ltd.	86	1,764

		$5,394

Pharmaceuticals — 0.4%
Abbott Laboratories	100	$5,544
Perrigo Co.	14,000	410,900

		$416,444

Real Estate Investment Trusts (REITs) — 3.6%
Annaly Capital Management, Inc.	234,123	$3,544,622
Chimera Investment Corp.	79,463	262,228

		$3,806,850

Semiconductors & Semiconductor Equipment — 3.8%
Atheros Communications, Inc.(1)	37,000	$444,370
Broadcom Corp., Class A(1)	30,000	475,500
Cavium Networks, Inc.(1)(2)	100	910
Cypress Semiconductor Corp.(1)	300,000	1,353,000
MEMC Electronic Materials, Inc.(1)	38,100	518,160
NVIDIA Corp.(1)	63,500	504,825
Tessera Technologies, Inc.(1)	58,000	682,080

		$3,978,845

Software — 1.8%
Check Point Software Technologies, Ltd.(1)	39,000	$884,130
Electronic Arts, Inc.(1)	66,000	1,019,040

		$1,903,170

Specialty Retail — 7.2%
Advance Auto Parts, Inc.	82,085	$2,686,642
Best Buy Co., Inc.	57,000	1,597,140
CarMax, Inc.(1)	500	4,135
GameStop Corp., Class A(1)	66,000	1,635,480
Urban Outfitters, Inc.(1)	103,000	1,604,740

		$7,528,137

Textiles, Apparel & Luxury Goods — 2.3%
Gildan Activewear, Inc.(1)(2)	226,400	$2,413,424

		$2,413,424

Thrifts & Mortgage Finance — 0.0%
BankUnited Financial Corp., Class A	94	$24

		$24

Trading Companies & Distributors — 0.0%
WESCO International, Inc.(1)	1,000	$18,420

4

Security	Shares	Value

		$18,420

Transportation Infrastructure — 1.5%
Aegean Marine Petroleum Network, Inc.	76,500	$1,308,915
Werner Enterprises, Inc.	16,000	240,000

		$1,548,915

Water Utilities — 2.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	113,240	$2,455,043

		$2,455,043

Wireless Telecommunication Services — 2.6%
Crown Castle International Corp. (1)	138,000	$2,693,760
Philippine Long Distance Telephone Co. ADR	1,000	44,250

		$2,738,010

Total Common Stocks (identified cost $108,898,029)		$102,993,408

Investment Funds — 0.0%

Security	Shares	Value

Capital Markets — 0.0%
India Fund, Inc.	1,000	$16,970

Total Investment Funds (identified cost $39,533)		$16,970

Short-Term Investments — 24.6%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(3)	$9,248	$9,247,651
Eaton Vance Cash Collateral Fund, LLC, 2.07%(3)(4)	16,636	16,635,730

Total Short-Term Investments (identified cost $25,889,304)		$25,883,381

Total Investments — 122.3% (identified cost $134,826,866)		$128,893,759

Other Assets, Less Liabilities — (22.3)%		$(23,529,505)

Net Assets — 100.0%		$105,364,254

ADR	- American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. For the fiscal year to date ended January 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $146,828, and net income allocated from the investment in Cash Management Portfolio was $14,483.

5

(4)	The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at January 31, 2009. At January 31, 2009, the investment in Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At January 31, 2009 the Portfolio loaned securities having a market value of $15,387,108 and received $16,557,863 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $16,557,863 to repay collateral amounts upon the return of loaned securities.

6

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,058,511

Gross unrealized appreciation	$9,036,034
Gross unrealized depreciation	(18,200,786)

Net unrealized depreciation	$(9,164,752)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$109,777,860
Level 2	Other Significant Observable Inputs	19,115,899
Level 3	Significant Unobservable Inputs	—

Total		$128,893,759

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

&

Eaton Vance Tax-Managed Small-Cap Fund as of January 31, 2009 (Unaudited)
Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $95,987,716 and the Fund owned 73.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 97.0%

Security	Shares	Value

Aerospace & Defense — 4.2%
Alliant Techsystems, Inc.(1)	34,100	$2,755,621
Axsys Technologies, Inc.(1)	20,880	891,576
Ceradyne, Inc.(1)	78,800	1,798,216

		$5,445,413

Capital Markets — 3.0%
Affiliated Managers Group, Inc.(1)	42,590	$1,711,692
Lazard, Ltd., Class A	82,650	2,190,225

		$3,901,917

Chemicals — 2.5%
Calgon Carbon Corp.(1)	86,620	$1,088,813
Terra Industries, Inc.	104,410	2,138,317

		$3,227,130

Commercial Banks — 2.4%
Cullen/Frost Bankers, Inc.	59,155	$2,589,214
Glacier Bancorp, Inc.	40,380	619,833

		$3,209,047

Communications Equipment — 1.7%
Comtech Telecommunications Corp.(1)	55,890	$2,168,532

		$2,168,532

Computers & Peripherals — 1.7%
Stratasys, Inc.(1)	209,045	$2,238,872

		$2,238,872

Construction & Engineering — 4.4%
Foster Wheeler, Ltd.(1)	105,230	$2,101,443
Granite Construction, Inc.	51,210	1,803,616
Perini Corp.(1)	92,230	1,922,995

		$5,828,054

Distributors — 1.8%
LKQ Corp.(1)	204,990	$2,367,634

		$2,367,634

Electrical Equipment — 1.0%
Baldor Electric Co.	91,100	$1,276,311

		$1,276,311

Electronic Equipment, Instruments & Components — 3.3%
FLIR Systems, Inc.(1)	90,330	$2,255,540
National Instruments Corp.	97,480	2,092,896

		$4,348,436

Energy Equipment & Services — 3.7%
CARBO Ceramics, Inc.	57,370	$2,062,451
NATCO Group, Inc., Class A(1)	89,475	1,532,707
Willbros Group, Inc.(1)	134,661	1,311,598

		$4,906,756

Food Products — 2.5%
Corn Products International, Inc.	38,040	$880,626
Ralcorp Holdings, Inc.(1)	40,930	2,423,875

		$3,304,501

Health Care Equipment & Supplies — 7.1%
IDEXX Laboratories, Inc.(1)	53,320	$1,748,896
Immucor, Inc.(1)	35,420	981,488
ResMed, Inc.(1)	66,265	2,643,974
West Pharmaceutical Services, Inc.	68,720	2,282,878
Wright Medical Group, Inc.(1)	79,240	1,643,438

		$9,300,674

1

Security	Shares	Value

Health Care Providers & Services — 1.7%
VCA Antech, Inc.(1)	120,730	$2,272,139

		$2,272,139

Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A(1)	171,300	$2,153,241

		$2,153,241

Household Products — 2.3%
Church & Dwight Co., Inc.	57,440	$3,057,531

		$3,057,531

Industrial Conglomerates — 0.9%
Textron, Inc.	126,120	$1,138,864

		$1,138,864

Insurance — 5.0%
Fidelity National Financial, Inc., Class A	145,510	$2,127,356
Hanover Insurance Group, Inc. (The)	33,990	1,373,876
HCC Insurance Holdings, Inc.	54,740	1,281,463
Markel Corp.(1)	6,730	1,817,302

		$6,599,997

IT Services — 3.7%
Euronet Worldwide, Inc.(1)	253,690	$2,549,585
SAIC, Inc.(1)	113,740	2,245,228

		$4,794,813

Machinery — 1.9%
Astec Industries, Inc.(1)	45,990	$1,129,974
Manitowoc Co., Inc. (The)	153,270	842,985
Valmont Industries, Inc.	14,200	576,236

		$2,549,195

Metals & Mining — 0.8%
IAMGOLD Corp.	143,800	$983,592

		$983,592

Multiline Retail — 3.7%
Big Lots, Inc.(1)	111,040	$1,493,488
Dollar Tree, Inc.(1)	77,940	3,328,817

		$4,822,305

Multi-Utilities — 0.9%
CMS Energy Corp.	97,200	$1,142,100

		$1,142,100

Oil, Gas & Consumable Fuels — 8.6%
Forest Oil Corp.(1)	128,290	$1,924,350
Goodrich Petroleum Corp.(1)	83,180	2,403,902
Petrohawk Energy Corp.(1)	144,030	2,838,831
Range Resources Corp.	41,535	1,488,614
St. Mary Land & Exploration Co.	87,940	1,701,639
Walter Industries, Inc.	53,170	980,455

		$11,337,791

Personal Products — 2.6%
Chattem, Inc.(1)	50,030	$3,382,028

		$3,382,028

Pharmaceuticals — 2.5%
Perrigo Co.	89,750	$2,634,163
Sepracor, Inc.(1)	42,120	640,224

		$3,274,387

Professional Services — 2.6%
FTI Consulting, Inc.(1)	47,070	$1,930,341
Robert Half International, Inc.	87,000	1,474,650

		$3,404,991

2

Security	Shares	Value

Road & Rail — 3.4%
Kansas City Southern(1)	101,600	$1,845,056
Landstar System, Inc.	73,270	2,628,195

		$4,473,251

Semiconductors & Semiconductor Equipment — 6.4%
Atheros Communications, Inc.(1)	104,190	$1,251,322
Cypress Semiconductor Corp.(1)	613,870	2,768,554
Intersil Corp., Class A	155,570	1,448,357
MEMC Electronic Materials, Inc.(1)	48,240	656,064
Varian Semiconductor Equipment Associates, Inc.(1)	84,410	1,607,166
Verigy, Ltd.(1)	79,000	656,490

		$8,387,953

Software — 4.0%
Sybase, Inc.(1)	102,699	$2,804,710
Synopsys, Inc.(1)	129,730	2,400,005

		$5,204,715

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	90,100	$2,948,973

		$2,948,973

Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc.(1)	214,280	$2,284,225

		$2,284,225

Trading Companies & Distributors — 1.1%
GATX Corp.	62,374	$1,503,213

		$1,503,213

Total Common Stocks (identified cost $160,041,221)		$127,238,581

Private Placements — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$28,000

Total Private Placements (identified cost $80,000)		$28,000

Special Warrants — 0.1%

Security	Shares	Value

Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$90,000

Total Special Warrants (identified cost $480,000)		$90,000

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(4)	$3,353	$3,353,377

Total Short-Term Investments (identified cost $3,353,377)		$3,353,377

Total Investments — 99.6% (identified cost $163,954,598)		$130,709,958

Other Assets, Less Liabilities — 0.4%		$481,359

Net Assets — 100.0%		$131,191,317

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $16,037.

3

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,593,760

Gross unrealized appreciation	$7,106,672
Gross unrealized depreciation	(40,990,474)

Net unrealized depreciation	$(33,883,802)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Dates of
Description	Acquisition	Shares	Cost	Value

Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$28,000

			$80,000	$28,000

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities			$560,000	$118,000

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$130,591,958
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	118,000

Total		$130,709,958

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In
Securities
Balance as of October 31, 2008	$236,000
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(118,000)
Net purchases (sales)	—
Accrued discount (premium)	—

Balance as of January 31, 2009	$118,000

Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Small-Cap Value Fund as of January 31, 2009 (Unaudited)
Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $24,409,364 and the Fund owned 45.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 83.1%

Security	Shares	Value

Auto Components — 1.5%
BorgWarner, Inc.	47,300	$798,424

		$798,424

Chemicals — 2.3%
RPM International, Inc.	100,400	$1,235,924

		$1,235,924

Commercial Banks — 8.9%
Glacier Bancorp, Inc.	67,500	$1,036,125
National Penn Bancshares, Inc.	93,000	900,240
Prosperity Bancshares, Inc.	45,500	1,230,775
Trustmark Corp.	77,500	1,573,250

		$4,740,390

Communications Equipment — 2.9%
Brocade Communications Systems, Inc.(1)	237,800	$906,018
NETGEAR, Inc.(1)	56,500	628,280

		$1,534,298

Containers & Packaging — 2.6%
AptarGroup, Inc.	44,200	$1,362,244

		$1,362,244

Electric Utilities — 5.0%
Cleco Corp.	51,900	$1,185,915
Portland General Electric Co.	30,200	587,390
Westar Energy, Inc.	43,300	869,464

		$2,642,769

Electrical Equipment — 2.3%
A.O. Smith Corp.	44,600	$1,225,608

		$1,225,608

Electronic Equipment, Instruments & Components — 2.3%
Mettler Toledo International, Inc.(1)	18,800	$1,251,704

		$1,251,704

Energy Equipment & Services — 2.7%
Bristow Group, Inc.(1)	31,400	$759,566
Oil States International, Inc.(1)	37,000	677,470

		$1,437,036

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club, Inc.(1)	35,100	$1,006,668

		$1,006,668

Food Products — 2.9%
Chiquita Brands International, Inc.(1)	111,700	$1,561,566

		$1,561,566

Gas Utilities — 3.2%
Piedmont Natural Gas Co., Inc.	66,400	$1,720,424

		$1,720,424

1

Security	Shares	Value

Health Care Equipment & Supplies — 5.1%
Teleflex, Inc.	30,300	$1,611,354
West Pharmaceutical Services, Inc.	33,500	1,112,870

		$2,724,224

Health Care Providers & Services — 3.0%
Owens & Minor, Inc.	39,600	$1,574,892

		$1,574,892

Hotels, Restaurants & Leisure — 2.1%
Jack in the Box, Inc.(1)	49,700	$1,122,723

		$1,122,723

Household Durables — 1.8%
Tupperware Brands Corp.	47,900	$984,824

		$984,824

Household Products — 2.1%
Church & Dwight Co., Inc.	21,200	$1,128,476

		$1,128,476

Insurance — 3.0%
IPC Holdings, Ltd.	63,100	$1,619,146

		$1,619,146

IT Services — 2.4%
MAXIMUS, Inc.	35,000	$1,300,600

		$1,300,600

Machinery — 9.5%
Barnes Group, Inc.	48,100	$543,530
Crane Co.	25,500	444,210
Gardner Denver, Inc.(1)	44,100	960,057
Lincoln Electric Holdings, Inc.	18,500	761,645
Nordson Corp.	35,400	1,069,434
Timken Co. (The)	12,000	178,680
Trinity Industries, Inc.	11,300	130,063
Wabtec Corp.	32,900	984,697

		$5,072,316

Oil, Gas & Consumable Fuels — 1.1%
Walter Industries, Inc.	32,700	$602,988

		$602,988

Personal Products — 2.2%
Chattem, Inc.(1)	17,150	$1,159,340

		$1,159,340

Professional Service — 2.4%
Watson Wyatt Worldwide, Inc.	27,300	$1,269,450

		$1,269,450

Specialty Retail — 2.1%
Dick’s Sporting Goods, Inc.(1)	100,500	$1,106,505

		$1,106,505

Textiles, Apparel & Luxury Goods — 3.9%
Carter’s, Inc.(1)	81,500	$1,384,685
Hanesbrands, Inc.(1)	76,500	687,735

		$2,072,420

Thrifts & Mortgage Finance — 3.9%
First Niagara Financial Group, Inc.	101,100	$1,320,366
Washington Federal, Inc.	64,000	785,920

		$2,106,286

2

Value

Total Common Stocks (identified cost $45,392,173)	$44,361,245

Investment Funds — 2.1%

Security	Shares	Value

iShares Russell 2000 Value Index Fund	26,700	$1,131,813

Total Investment Funds (identified cost $1,321,680)		$1,131,813

Total Investments — 85.2% (identified cost $46,713,853)		$45,493,058

Other Assets, Less Liabilities — 14.8%		$7,872,528

Net Assets — 100.0%		$53,365,586

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,122,720

Gross unrealized appreciation	$3,193,851
Gross unrealized depreciation	(4,823,513)

Net unrealized depreciation	$(1,629,662)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$45,493,058
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$45,493,058

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Value Fund as of January 31, 2009 (Unaudited)
Eaton Vance Tax-Managed Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2009, the value of the Fund’s investment in the Portfolio was $1,145,956,292 and the Fund owned 92.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio	as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 95.7%

Security	Shares	Value

Aerospace & Defense — 5.2%
General Dynamics Corp.	200,000	$11,346,000
Lockheed Martin Corp.	150,000	12,306,000
Raytheon Co.	425,000	21,513,500
United Technologies Corp.	400,000	19,196,000

		$64,361,500

Biotechnology — 1.9%
Amgen, Inc.(1)	250,000	$13,712,500
Biogen Idec, Inc.(1)	200,000	9,730,000

		$23,442,500

Capital Markets — 2.6%
Franklin Resources, Inc.	200,000	$9,684,000
Goldman Sachs Group, Inc.	100,000	8,073,000
Northern Trust Corp.	250,000	14,380,000

		$32,137,000

Chemicals — 0.8%
Air Products and Chemicals, Inc.	200,000	$10,060,000

		$10,060,000

Commercial Banks — 2.2%
Wells Fargo & Co.	1,450,000	$27,405,000

		$27,405,000

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	400,000	$12,476,000

		$12,476,000

Communications Equipment — 0.6%
Cisco Systems, Inc.(1)	500,000	$7,485,000

		$7,485,000

Computers & Peripherals — 4.7%
Hewlett-Packard Co.	900,000	$31,275,000
International Business Machines Corp.	300,000	27,495,000

		$58,770,000

Diversified Financial Services — 2.7%
JPMorgan Chase & Co.	1,300,000	$33,163,000

		$33,163,000

Diversified Telecommunication Services — 4.6%
AT&T, Inc.	1,100,000	$27,082,000
Verizon Communications, Inc.	1,000,000	29,870,000

		$56,952,000

Electric Utilities — 5.8%
Edison International	300,000	$9,771,000
Entergy Corp.	200,000	15,272,000

1

Security	Shares	Value

Exelon Corp.	400,000	$21,688,000
FirstEnergy Corp.	150,000	7,498,500
FPL Group, Inc.	350,000	18,042,500

		$72,272,000

Electrical Equipment — 1.1%
Emerson Electric Co.	400,000	$13,080,000

		$13,080,000

Energy Equipment & Services — 0.8%
Transocean, Ltd.(1)	176,295	$9,629,233

		$9,629,233

Food & Staples Retailing — 5.8%
CVS Caremark Corp.	1,100,000	$29,568,000
Kroger Co. (The)	1,275,000	28,687,500
Wal-Mart Stores, Inc.	300,000	14,136,000

		$72,391,500

Food Products — 2.5%
Nestle SA	900,000	$31,103,376

		$31,103,376

Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(1)	1,000,000	$8,870,000
Covidien, Ltd.	300,000	11,502,000

		$20,372,000

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	500,000	$14,165,000

		$14,165,000

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	250,000	$14,505,000

		$14,505,000

Household Products — 1.1%
Kimberly-Clark Corp.	275,000	$14,154,250

		$14,154,250

Insurance — 8.0%
ACE, Ltd.	600,000	$26,196,000
Chubb Corp.	475,000	20,225,500
MetLife, Inc.	850,000	24,420,500
Travelers Companies, Inc. (The)	750,000	28,980,000

		$99,822,000

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	250,000	$8,982,500

		$8,982,500

Machinery — 1.3%
Caterpillar, Inc.	200,000	$6,170,000
Deere & Co.(2)	300,000	10,422,000

		$16,592,000

Media — 3.3%
Time Warner, Inc.	1,500,000	$13,995,000
Vivendi	650,000	16,744,424
Walt Disney Co.	500,000	10,340,000

		$41,079,424

Metals & Mining — 1.4%
BHP Billiton, Ltd. Sponsored ADR(2)	230,000	$8,634,200

2

Security	Shares	Value

Nucor Corp.	220,000	$8,973,800

		$17,608,000

Multi-Utilities — 1.5%
Dominion Resources, Inc.	350,000	$12,313,000
PG&E Corp.	175,000	6,767,250

		$19,080,250

Oil, Gas & Consumable Fuels — 13.4%
Anadarko Petroleum Corp.	350,000	$12,859,000
Apache Corp.	175,000	13,125,000
Chevron Corp.	400,000	28,208,000
ConocoPhillips	600,000	28,518,000
Devon Energy Corp.	125,000	7,700,000
Exxon Mobil Corp.	450,000	34,416,000
Occidental Petroleum Corp.	500,000	27,275,000
Peabody Energy Corp.	300,000	7,500,000
XTO Energy, Inc.	200,000	7,418,000

		$167,019,000

Pharmaceuticals — 9.3%
Abbott Laboratories	250,000	$13,860,000
Johnson & Johnson	550,000	31,729,500
Merck & Co., Inc.	500,000	14,275,000
Pfizer, Inc.	1,700,000	24,786,000
Schering-Plough Corp.	800,000	14,048,000
Wyeth	400,000	17,188,000

		$115,886,500

Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.(2)	179,742	$9,312,418
Public Storage, Inc.	75,000	4,640,250
Simon Property Group, Inc.	150,000	6,447,000

		$20,399,668

Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	275,000	$18,218,750

		$18,218,750

Software — 0.5%
Microsoft Corp.	350,000	$5,985,000

		$5,985,000

Specialty Retail — 2.3%
Best Buy Co., Inc.	500,000	$14,010,000
Staples, Inc.	500,000	7,970,000
TJX Cos., Inc.	350,000	6,797,000

		$28,777,000

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	300,000	$13,575,000

		$13,575,000

Tobacco — 1.9%
Philip Morris International, Inc.	650,000	$24,147,500

		$24,147,500

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	250,000	$7,040,000

		$7,040,000

Total Common Stocks (identified cost $1,097,276,493)		$1,192,136,951

3

Short-Term Investments — 5.7%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(3)	$51,038	$51,038,210
Eaton Vance Cash Collateral Fund, LLC, 2.07%(3)(4)	20,048	20,047,696

Total Short-Term Investments (identified cost $71,536,335)		$71,085,906

Total Investments — 101.4% (identified cost $1,168,812,828)		$1,263,222,857

Other Assets, Less Liabilities — (1.4)%		$(17,888,580)

Net Assets — 100.0%		$1,245,334,277

ADR	- American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. For the fiscal year to date ended January 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $109,739, and net income allocated from the investment in Cash Management Portfolio was $118,754.

(4)	The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at January 31, 2009. At January 31, 2009, the investment in Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At January 31, 2009, the Portfolio loaned securities having a market value of $18,964,898 and received $20,009,968 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $20,009,968 to repay collateral amounts upon the return of loaned Securities.

4

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,174,340,895

Gross unrealized appreciation	$161,694,857
Gross unrealized depreciation	(72,812,895)

Net unrealized appreciation	$88,881,962

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$1,195,327,361
Level 2	Other Significant Observable Inputs	67,895,496
Level 3	Significant Unobservable Inputs	—

Total		$1,263,222,857

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	March 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009